UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03447

                              SEI TAX EXEMPT TRUST

               (Exact name of Registrant as specified in charter)
                                    --------


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2008

                    DATE OF REPORTING PERIOD: AUGUST 31, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

(SEI LOGO)   New ways.
             New answers.(R)



SEI Tax Exempt Trust

Annual Report as of August 31, 2008

Tax Free Fund

Institutional Tax Free Fund

Massachusetts Tax Free Money Market Fund

Intermediate-Term Municipal Fund

Short Duration Municipal Fund

Pennsylvania Municipal Bond Fund

Massachusetts Municipal Bond Fund

New Jersey Municipal Bond Fund

New York Municipal Bond Fund

California Municipal Bond Fund

Tax-Advantaged Income Fund

TABLE OF CONTENTS

Letter to Shareholders                                                                     1
Management's Discussion and Analysis of Fund Performance                                   2
Schedules of Investments                                                                  10
Statements of Assets & Liabilities                                                        88
Statements of Operations                                                                  90
Statements of Changes in Net Assets                                                       92
Financial Highlights                                                                      97
Notes to Financial Statements                                                            100
Report of Independent Registered Public Accounting Firm                                  107
Trustees and Officers of the Trust                                                       108
Disclosure of Fund Expenses                                                              112
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements   114
Notice to Shareholders                                                                   116

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SEI TAX EXEMPT TRUST -- AUGUST 31, 2008

Letter to Shareholders

TO OUR SHAREHOLDERS:

Despite the increased volatility, illiquidity, and trepidation surrounding financial markets, municipal bonds in general posted positive returns for the fiscal year that ended August 31, 2008. While initially contained, the housing woes spread to the broader economy, interjecting a lack of confidence that led to a flight to safety rally. Treasury yields declined precipitously, credit quality spreads widened to historically wide valuations, and equity prices, especially of financial institutions declined. Financial markets seized up which put pressure on several institutions, and caused investors to seek out only the safest investments. Banks hesitancy to lend money and restrictive credit conditions exacerbated the illiquidity in the market driving volatility to record levels. Restrictive credit conditions forced the deleveraging of several entities resulting in forced asset sales that drove asset prices lower.

Within this environment, the Fed was busy trying to assuage market concerns with both traditional monetary policy tools and other measures within their power. The federal funds rate ended the fiscal year at 2.00% after the Fed lowered it on eight separate occasions totaling 3.25% during the year. Additionally, the Fed took unprecedented action by initiating several credit lending facilities to foster confidence and improve market liquidity. Despite market concerns economic growth remained positive although several head winds remained at fiscal year end. The Fed along with other government agencies, have indicated that they will use every tool at their disposal to navigate these challenging times.

On behalf of SEI Investments, I want to thank you for your confidence in the SEI Tax Exempt Trust. My colleagues and I continue to diligently work to maintain that trust, and we look forward to serving your investment needs in the future.

Sincerely,


/s/ Robert A. Nesher

Robert A. Nesher
President


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2008

Intermediate-Term Municipal Fund

General Market Overview

Financial market participants initially believed the problems in the housing and real estate markets would be contained to those markets without materially impacting other areas of the economy. Delinquencies, foreclosures, and a precipitous drop in housing prices led to broader problems for the financial markets and the U.S. economy while eventually negatively impacting global financial markets. The forced deleveraging of several hedge funds, financial institutions, and other market participants led to record volatility and illiquidity that in some cases compromised the normal functioning of financial markets. The Federal Reserve lowered the federal funds rate on eight separate occasions for a total of 3.25% in easing to help alleviate concerns and provide support to the market. Additionally, the Fed took unprecedented measures to aid financial institutions by creating several new credit facilities that were designed to improve liquidity and bolster confidence in the financial markets. Within this market equity returns were generally negative, while municipal returns were positive in nominal terms. Liquidity and solvency concerns resulted in a flight to safety that drove down treasury yields to historically low yield levels. Municipal yields lagged the decline in treasury yields with long-term municipal yields rising modestly by 9 basis points and at some points during the year municipal yields exceeded those comparable treasury yields. Volatility in the municipal market rose with the downgrade of several AAA rated monoline insurance companies, problems with the functioning of the auction rate securities markets, and the loss of several broker/dealers that had supported the municipal market. A slowing economy negatively impacted the collection of tax receipts, but municipal finances remained in reasonable condition given the rainy day funds several municipalities had built up.

Fund Performance Overview

For the fiscal year ended August 31, 2008, the SEI Tax Exempt Trust Intermediate-Term Municipal Fund, Class A (the "Fund") posted a return of 4.26% versus a 5.94% for the Lehman Brothers 3-15 Year Blend Municipal Bond Index (the "Benchmark"). With long-term municipal yields rising and short term municipal yields declining, the Fund's barbelled yield curve posture detracted from returns. An overweight to the underperforming revenue sectors also subtracted from returns, but some of the underperformance was offset by strong security selection. Interest rate strategies were modestly positive during the year.

AVERAGE ANNUAL TOTAL RETURN(1, 2)

                                        Average   Average   Average
                                         Annual    Annual    Annual   Annualized
                             One Year    3-Year    5-Year   10-Year    Inception
                              Return     Return    Return    Return     to Date
                             --------   -------   -------   -------   ----------
Intermediate-Term
Municipal Fund, Class A        4.26%     2.79%     3.21%     3.93%       5.12%

Comparison of Change in the Value of a $100,000 Investment in the Intermediate-Term Municipal Fund, Class A, versus the Lehman Brothers 3-15 Year Blended Municipal Bond Index(3)

                               (PERFORMANCE GRAPH)

                             Lehman
           Intermediate-    Brothers
                Term       3-15 Year
             Municipal      Blended
               Fund,        Muncipal
              Class A        Index
           ------------    ---------
08/31/98     $100,000      $100,000
08/31/99      100,668       101,388
08/31/00      106,423       107,992
08/31/01      115,618       118,314
08/31/02      122,671       126,147
08/31/03      125,501       130,305
08/31/04      132,185       138,712
08/31/05      135,340       143,582
08/31/06      138,292       147,373
08/31/07      140,977       151,774
08/31/08      146,988       160,792

(1) For the periods ended August 31, 2008. Past performance is no indication of future performance. Shares of the Fund were offered beginning September 5, 1989.

(2) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(3) The Lehman Brothers 3-15 Year Blended Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.


            2 SEI Tax Exempt Trust / Annual Report / August 31, 2008

Short Duration Municipal Fund

General Market Overview

Financial market participants initially believed the problems in the housing and real estate markets would be contained to those markets without materially impacting other areas of the economy. Delinquencies, foreclosures, and a precipitous drop in housing prices led to broader problems for the financial markets and the U.S. economy while eventually negatively impacting global financial markets. The forced deleveraging of several hedge funds, financial institutions, and other market participants led to record volatility and illiquidity that in some cases compromised the normal functioning of financial markets. The Federal Reserve lowered the federal funds rate on eight separate occasions for a total of 3.25% in easing to help alleviate concerns and provide support to the market. Additionally, the Fed took unprecedented measures to aid financial institutions by creating several new credit facilities that were designed to improve liquidity and bolster confidence in the financial markets. Within this market equity returns were generally negative, while municipal returns were positive in nominal terms. Liquidity and solvency concerns resulted in a flight to safety that drove down treasury yields to historically low yield levels. Municipal yields lagged the decline in treasury yields with long-term municipal yields rising modestly by 9 basis points and at some points during the year municipal yields exceeded those comparable treasury yields. Volatility in the municipal market rose with the downgrade of several AAA rated monoline insurance companies, problems with the functioning of the auction rate securities markets, and the loss of several broker/dealers that had supported the municipal market. A slowing economy negatively impacted the collection of tax receipts, but municipal finances remained in reasonable condition given the rainy day funds several municipalities had built up.

Fund Performance Overview

For the fiscal year ended August 31, 2008, the SEI Tax Exempt Trust Short Duration Municipal Bond Fund, Class A, (the "Fund") posted a total return of 4.37% versus 5.30% for the Lehman Brothers 1-Year Municipal Bond Index (the "Benchmark"). Detracting from returns over the period was the Fund's overweight to the underperforming revenue sector which was mitigated by strong security selection. While long-term municipal yields rose over the course of the fiscal year, short-term municipal yields declined and the Fund's slightly longer duration posture enhanced returns.

AVERAGE ANNUAL TOTAL RETURN(1, 2)

                                                      Average
                                                    Annualized   Annualized
                                         One Year     3-Year      Inception
                                          Return      Return       to Date
                                         --------   ----------   ----------
Short Duration Municipal Fund, Class A     4.37%       3.31%        2.43%

Comparison of Change in the Value of a $100,000 Investment in the Short Duration Municipal Fund, Class A, versus the Lehman Brothers 1-Year Municipal Bond Index(3)

                               (PERFORMANCE GRAPH)

                Short        Lehman 1-
               Duration        Year
              Municipal      Municipal
                Fund,          Bond
               Class A        Index
              ---------     ----------
11/13/03      $100,000       $100,000
08/31/04       100,955        101,238
08/31/05       101,794        102,154
08/31/06       104,165        104,779
08/31/07       107,531        108,473
08/31/08       112,226        114,225

(1) For the periods ended August 31, 2008. Past performance is no indication of future performance. Shares of the Fund were offered beginning November 13, 2003.

(2) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(3) The Lehman Brothers 1-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the short-term tax exempt bond market. The index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2008

Pennsylvania Municipal Bond Fund

General Market Overview

Financial market participants initially believed the problems in the housing and real estate markets would be contained to those markets without materially impacting other areas of the economy. Delinquencies, foreclosures, and a precipitous drop in housing prices led to broader problems for the financial markets and the U.S. economy while eventually negatively impacting global financial markets. The forced deleveraging of several hedge funds, financial institutions, and other market participants led to record volatility and illiquidity that in some cases compromised the normal functioning of financial markets. The Federal Reserve lowered the federal funds rate on eight separate occasions for a total of 3.25% in easing to help alleviate concerns and provide support to the market. Additionally, the Fed took unprecedented measures to aid financial institutions by creating several new credit facilities that were designed to improve liquidity and bolster confidence in the financial markets. Within this market equity returns were generally negative, while municipal returns were positive in nominal terms. Liquidity and solvency concerns resulted in a flight to safety that drove down treasury yields to historically low yield levels. Municipal yields lagged the decline in treasury yields with long-term municipal yields rising modestly by 9 basis points and at some points during the year municipal yields exceeded those comparable treasury yields. Volatility in the municipal market rose with the downgrade of several AAA rated monoline insurance companies, problems with the functioning of the auction rate securities markets, and the loss of several broker/dealers that had supported the municipal market. A slowing economy negatively impacted the collection of tax receipts, but municipal finances remained in reasonable condition given the rainy day funds several municipalities had built up.

Fund Performance Overview

For the fiscal year ended August 31, 2008, the SEI Tax Exempt Trust Pennsylvania Municipal Bond Fund, Class A, (the "Fund") posted a total return of 3.77% versus 6.50% for the Lehman Brothers MF Pennsylvania Intermediate Municipal Index (the "Benchmark"). With long-term municipal yields rising and short term municipal yields declining, the Fund's barbelled yield curve posture detracted from returns. An overweight to the underperforming revenue sectors also subtracted from returns, but some of the underperformance was offset by strong security selection. A shorter duration posture also subtracted from performance with the decline in intermediate and short-term municipal yields.

AVERAGE ANNUAL TOTAL RETURN(1, 2)

                                                       Average   Average   Average
                                                        Annual    Annual    Annual   Annualized
                                            One Year    3-Year    5-Year   10-Year    Inception
                                             Return     Return    Return    Return     to Date
                                            --------   -------   -------   -------   ----------
Pennsylvania Municipal Bond Fund, Class A     3.77%     2.90%     3.34%     4.13%       4.15%
Pennsylvania Municipal Bond Fund, Class B     3.90%     3.02%     3.46%     4.25%       5.37%

Comparison of Change in the Value of a $100,000 Investment in the Pennsylvania Municipal Bond Fund, Class A and Class B, versus the Lehman Brothers MF Pennsylvania Intermediate Municipal Index(3)

                               (PERFORMANCE GRAPH)

                             Lehman
                           Brothers MF
           Pennsylvania   Pennsylvania
             Municipal    Intermediate
            Bond Fund,      Municipal
              Class A         Index
           ------------   ------------
08/31/98     $100,000       $100,000
08/31/99      100,652        101,433
08/31/00      106,445        107,505
08/31/01      115,332        117,385
08/31/02      122,969        125,715
08/31/03      127,243        130,029
08/31/04      133,761        137,885
08/31/05      137,614        142,056
08/31/06      140,794        145,600
08/31/07      144,475        150,354
08/31/08      149,928        160,121

                               (PERFORMANCE GRAPH)

                              Lehman
                           Brothers MF
           Pennsylvania   Massachusetts
             Municipal     Intermediate
            Bond Fund,      Municipal
              Class B         Index
           ------------   -------------
08/31/98     $100,000       $100,000
08/31/99      100,677        101,433
08/31/00      106,497        107,505
08/31/01      115,638        117,385
08/31/02      123,442        125,715
08/31/03      127,886        130,029
08/31/04      134,598        138,885
08/31/05      138,640        142,056
08/31/06      142,014        145,600
08/31/07      145,901        150,354
08/31/08      151,590        160,121

(1) For the periods ended August 31, 2008. Past performance is no indication of future performance. Class A and Class B shares were offered beginning August 26, 1998 and August 14, 1989, respectively.

(2) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(3) The Lehman Brothers MF Pennsylvania Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies, with maturities between 5 and 10 years.


            4 SEI Tax Exempt Trust / Annual Report / August 31, 2008

Massachusetts Municipal Bond Fund

General Market Overview

Financial market participants initially believed the problems in the housing and real estate markets would be contained to those markets without materially impacting other areas of the economy. Delinquencies, foreclosures, and a precipitous drop in housing prices led to broader problems for the financial markets and the U.S. economy while eventually negatively impacting global financial markets. The forced deleveraging of several hedge funds, financial institutions, and other market participants led to record volatility and illiquidity that in some cases compromised the normal functioning of financial markets. The Federal Reserve lowered the federal funds rate on eight separate occasions for a total of 3.25% in easing to help alleviate concerns and provide support to the market. Additionally, the Fed took unprecedented measures to aid financial institutions by creating several new credit facilities that were designed to improve liquidity and bolster confidence in the financial markets. Within this market equity returns were generally negative, while municipal returns were positive in nominal terms. Liquidity and solvency concerns resulted in a flight to safety that drove down treasury yields to historically low yield levels. Municipal yields lagged the decline in treasury yields with long-term municipal yields rising modestly by 9 basis points and at some points during the year municipal yields exceeded those comparable treasury yields. Volatility in the municipal market rose with the downgrade of several AAA rated monoline insurance companies, problems with the functioning of the auction rate securities markets, and the loss of several broker/dealers that had supported the municipal market. A slowing economy negatively impacted the collection of tax receipts, but municipal finances remained in reasonable condition given the rainy day funds several municipalities had built up.

Fund Performance Overview

For the fiscal year ended August 31, 2008, the SEI Tax Exempt Trust Massachusetts Municipal Bond Fund, Class A, (the "Fund") posted a total return of 5.36% versus a 7.36% for the Lehman Brothers MF Massachusetts Intermediate Municipal Index (the "Benchmark"). With long-term municipal yields rising and short term municipal yields declining, the Fund's barbelled yield curve posture detracted from returns. An overweight to the underperforming revenue sectors also subtracted from returns, but some of the underperformance was offset by strong security selection. A slightly shorter duration posture detracted from performance with intermediate and short-term municipal yields declining.

AVERAGE ANNUAL TOTAL RETURN(1, 2)

                                       Average   Average   Average
                                       Annual    Annual    Annual    Annualized
                            One Year   3-Year    5-Year    10-Year   Inception
                            Return     Return    Return    Return    to Date
                            --------   -------   -------   -------   ----------
Massachusetts Municipal
Bond Fund, Class A            5.36%     3.27%     3.67%     4.18%       4.22%

Comparison of Change in the Value of a $100,000 Investment in the Massachusetts Municipal Bond Fund, Class A, versus the Lehman Brothers MF Massachusetts Intermediate Municipal Index(3)

                              (PERFORMANCE GRAPH)

                              Lehman
                            Brothers MF
           Massachusetts   Massachusetts
             Municipal     Intermediate
             Bond Fund,      Municipal
              Class A          Index
           -------------   -------------
08/19/98     $100,000        $100,000
08/31/99      100,074         101,636
08/31/00      105,817         107,864
08/31/01      115,547         118,336
08/31/02      122,774         126,878
08/31/03      125,764         130,999
08/31/04      133,191         139,211
08/31/05      136,777         143,228
08/31/06      139,458         146,891
08/31/07      142,959         151,656
08/31/08      150,620         162,810

(1) For the periods ended August 31, 2008. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

(2) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(3) The Lehman Brothers MF Massachusetts Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies, with maturities between 5 and 10 years.


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2008

New Jersey Municipal Bond Fund

General Market Overview

Financial market participants initially believed the problems in the housing and real estate markets would be contained to those markets without materially impacting other areas of the economy. Delinquencies, foreclosures, and a precipitous drop in housing prices led to broader problems for the financial markets and the U.S. economy while eventually negatively impacting global financial markets. The forced deleveraging of several hedge funds, financial institutions, and other market participants led to record volatility and illiquidity that in some cases compromised the normal functioning of financial markets. The Federal Reserve lowered the federal funds rate on eight separate occasions for a total of 3.25% in easing to help alleviate concerns and provide support to the market. Additionally, the Fed took unprecedented measures to aid financial institutions by creating several new credit facilities that were designed to improve liquidity and bolster confidence in the financial markets. Within this market equity returns were generally negative, while municipal returns were positive in nominal terms. Liquidity and solvency concerns resulted in a flight to safety that drove down treasury yields to historically low yield levels. Municipal yields lagged the decline in treasury yields with long-term municipal yields rising modestly by 9 basis points and at some points during the year municipal yields exceeded those comparable treasury yields. Volatility in the municipal market rose with the downgrade of several AAA rated monoline insurance companies, problems with the functioning of the auction rate securities markets, and the loss of several broker/dealers that had supported the municipal market. A slowing economy negatively impacted the collection of tax receipts, but municipal finances remained in reasonable condition given the rainy day funds several municipalities had built up.

Fund Performance Overview

For the fiscal year ended August 31, 2008, the SEI Tax Exempt Trust New Jersey Municipal Fund, Class A (the "Fund") posted a return of 5.18% versus 6.42% for the Lehman Brothers 3-10 Year Blend Municipal Bond Index (the "Benchmark"). With credit quality spreads widening, the Fund's overweight to BBB rated securities and underweight to AAA rated pre-refunded bonds detracted from returns. Enhancing returns was a slightly longer duration posture with the decline in intermediate and short-term interest rates.

AVERAGE ANNUAL TOTAL RETURN(1, 2)

                                       Average   Average   Average
                                       Annual    Annual    Annual    Annualized
                            One Year   3-Year    5-Year    10-Year   Inception
                            Return     Return    Return    Return    to Date
                            --------   -------   -------   -------   ----------
New Jersey Municipal
Bond Fund, Class A            5.18%     3.13%     3.29%     3.93%      3.97%

Comparison of Change in the Value of a $100,000 Investment in the New Jersey Municipal Bond Fund, Class A, versus the Lehman Brothers 3-10 Year Intermediate Municipal Bond Index(3)

                              (PERFORMANCE GRAPH)

                           Lehman
           New Jersey     Brothers
            Municipal    3-10 Year
              Bond      Intermediate
              Fund,      Municipal
             Class A     Bond Index
           ----------   ------------
08/31/98    $100,000      $100,000
08/31/99     101,288       101,818
08/31/00     106,341       107,913
08/31/01     115,673       117,731
08/31/02     122,505       125,417
08/31/03     125,027       129,408
08/31/04     131,227       136,713
08/31/05     134,019       140,348
08/31/06     136,473       143,821
08/31/07     139,762       148,514
08/31/08     147,007       158,046

(1) For the periods ended August 31, 2008. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

(2) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(3) The Lehman Brothers 3-10 Year Intermediate Municipal Bond Index is a rules-based, market-value-weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Lehman Brothers 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.


            6 SEI Tax Exempt Trust / Annual Report / August 31, 2008

New York Municipal Bond Fund

General Market Overview

Financial market participants initially believed the problems in the housing and real estate markets would be contained to those markets without materially impacting other areas of the economy. Delinquencies, foreclosures, and a precipitous drop in housing prices led to broader problems for the financial markets and the U.S. economy while eventually negatively impacting global financial markets. The forced deleveraging of several hedge funds, financial institutions, and other market participants led to record volatility and illiquidity that in some cases compromised the normal functioning of financial markets. The Federal Reserve lowered the federal funds rate on eight separate occasions for a total of 3.25% in easing to help alleviate concerns and provide support to the market. Additionally, the Fed took unprecedented measures to aid financial institutions by creating several new credit facilities that were designed to improve liquidity and bolster confidence in the financial markets. Within this market equity returns were generally negative, while municipal returns were positive in nominal terms. Liquidity and solvency concerns resulted in a flight to safety that drove down treasury yields to historically low yield levels. Municipal yields lagged the decline in treasury yields with long-term municipal yields rising modestly by 9 basis points and at some points during the year municipal yields exceeded those comparable treasury yields. Volatility in the municipal market rose with the downgrade of several AAA rated monoline insurance companies, problems with the functioning of the auction rate securities markets, and the loss of several broker/dealers that had supported the municipal market. A slowing economy negatively impacted the collection of tax receipts, but municipal finances remained in reasonable condition given the rainy day funds several municipalities had built up.

Fund Performance Overview

For the fiscal year ended August 31, 2008, the SEI Tax Exempt Trust New York Municipal Bond Fund, Class A, (the "Fund") posted a total return of 5.16% versus 6.55% for the Lehman Brothers MF New York Intermediate Municipal Index (the "Benchmark"). With long-term municipal yields rising and short term municipal yields declining, the Fund's barbelled yield curve posture detracted from returns. A slightly shorter duration posture detracted from performance with intermediate and short-term municipal yields declining. An underweight to general obligation bonds, especially those issued by New York City enhanced performance. New York City is heavily dependent on the financial services sector for its revenues and with decline in markets tax receipts are expected to slow resulting in wider credit quality spreads.

AVERAGE ANNUAL TOTAL RETURN(1, 2)

                                       Average   Average   Average
                                       Annual    Annual    Annual    Annualized
                            One Year   3-Year    5-Year    10-Year   Inception
                            Return     Return    Return    Return    to Date
                            --------   -------   -------   -------   ----------
New York Municipal
Bond Fund, Class A            5.16%     3.35%     3.55%     4.26%      4.30%

Comparison of Change in the Value of a $100,000 Investment in the New York Municipal Bond Fund, Class A, versus the Lehman Brothers MF New York Intermediate Municipal Index(3)

                              (PERFORMANCE GRAPH)

                          Lehman
           New York    Brothers MF
           Municipal     New York
             Bond      Intermediate
             Fund,      Municipal
            Class A       Index
           ---------   ------------
08/31/98   $100,000      $100,000
08/31/99    100,684       101,562
08/31/00    106,880       108,169
08/31/01    117,350       118,918
08/31/02    124,037       126,127
08/31/03    127,480       130,220
08/31/04    134,898       138,895
08/31/05    137,526       143,124
08/31/06    140,314       146,891
08/31/07    144,359       151,735
08/31/08    151,809       161,667

(1) For the periods ended August 31, 2008. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

(2) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(3) The Lehman Brothers MF New York Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies, with maturities between 5 and 10 years.


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2008

California Municipal Bond Fund

General Market Overview

Financial market participants initially believed the problems in the housing and real estate markets would be contained to those markets without materially impacting other areas of the economy. Delinquencies, foreclosures, and a precipitous drop in housing prices led to broader problems for the financial markets and the U.S. economy while eventually negatively impacting global financial markets. The forced deleveraging of several hedge funds, financial institutions, and other market participants led to record volatility and illiquidity that in some cases compromised the normal functioning of financial markets. The Federal Reserve lowered the federal funds rate on eight separate occasions for a total of 3.25% in easing to help alleviate concerns and provide support to the market. Additionally, the Fed took unprecedented measures to aid financial institutions by creating several new credit facilities that were designed to improve liquidity and bolster confidence in the financial markets. Within this market equity returns were generally negative, while municipal returns were positive in nominal terms. Liquidity and solvency concerns resulted in a flight to safety that drove down treasury yields to historically low yield levels. Municipal yields lagged the decline in treasury yields with long-term municipal yields rising modestly by 9 basis points and at some points during the year municipal yields exceeded those comparable treasury yields. Volatility in the municipal market rose with the downgrade of several AAA rated monoline insurance companies, problems with the functioning of the auction rate securities markets, and the loss of several broker/dealers that had supported the municipal market. A slowing economy negatively impacted the collection of tax receipts, but municipal finances remained in reasonable condition given the rainy day funds several municipalities had built up.

Fund Performance Overview

For the fiscal year ended August 31, 2008, the SEI Tax Exempt Trust California Municipal Bond Fund, Class A, (the "Fund") posted a total return of 5.29% versus 6.47% for the Lehman Brothers MF California Intermediate Municipal Index (the "Benchmark"). With credit quality spreads widening, the Fund's overweight to BBB rated securities and underweight to AAA rated pre-refunded bonds detracted from returns. Enhancing returns was a slightly longer duration posture with the decline in intermediate and short-term interest rates.

AVERAGE ANNUAL TOTAL RETURN (1, 2)

                                   Average   Average   Average
                                    Annual    Annual    Annual   Annualized
                        One Year    3-Year    5-Year   10-Year    Inception
                         Return     Return    Return    Return     to Date
                        --------   -------   -------   -------   ----------
California Municipal
Bond Fund, Class A        5.29%     3.14%     3.57%     4.27%       4.34%

Comparison of Change in the Value of a $100,000 Investment in the California Municipal Bond Fund, Class A, versus the Lehman Brothers MF California Intermediate Municipal Index(3)

                              (PERFORMANCE GRAPH)

                        Lehman Brothers
           California    MF California
            Municipal     Intermediate
           Bond Fund,      Municipal
             Class A         Index
           ----------   ---------------
08/31/98    $100,000       $100,000
08/31/99     102,403        101,761
08/31/00     109,966        109,217
08/31/01     118,987        118,509
08/31/02     125,592        126,023
08/31/03     127,452        128,693
08/31/04     134,819        137,536
08/31/05     138,460        142,235
08/31/06     141,269        145,954
08/31/07     144,275        150,477
08/31/08     151,909        160,220

(1) For the periods ended August 31, 2008. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

(2) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(3) The Lehman Brothers MF California Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies, with maturities between 5 and 10 years.


            8 SEI Tax Exempt Trust / Annual Report / August 31, 2008

Tax-Advantaged Income Fund

General Market Overview

Financial market participants initially believed the problems in the housing and real estate markets would be contained to those markets without materially impacting other areas of the economy. Delinquencies, foreclosures, and a precipitous drop in housing prices led to broader problems for the financial markets and the U.S. economy while eventually negatively impacting global financial markets. The forced deleveraging of several hedge funds, financial institutions, and other market participants led to record volatility and illiquidity that in some cases compromised the normal functioning of financial markets. The Federal Reserve lowered the federal funds rate on eight separate occasions for a total of 3.25% in easing to help alleviate concerns and provide support to the market. Additionally, the Fed took unprecedented measures to aid financial institutions by creating several new credit facilities that were designed to improve liquidity and bolster confidence in the financial markets. Within this market equity returns were generally negative, while municipal returns were positive in nominal terms. Liquidity and solvency concerns resulted in a flight to safety that drove down treasury yields to historically low yield levels. Municipal yields lagged the decline in treasury yields with long-term municipal yields rising modestly by 9 basis points and at some points during the year municipal yields exceeded those comparable treasury yields. Volatility in the municipal market rose with the downgrade of several AAA rated monoline insurance companies, problems with the functioning of the auction rate securities markets, and the loss of several broker/dealers that had supported the municipal market. Lower quality municipal returns underperformed higher quality returns. A slowing economy negatively impacted the collection of tax receipts, but municipal finances remained in reasonable condition given the rainy day funds several municipalities had built up. Preferred stocks, especially those of financial institutions, produced negative returns as the financial contagion called into question the viability of several financial institutions both before and after the forced sale of Bear Stearns to JP Morgan with government assistance.

Fund Performance Overview

For the period September 4, 2007 (inception date) through August 31, 2008, the SEI Tax Exempt Trust Tax-Advantaged Income Fund, Class A, (the "Fund") posted a total return of -6.15% versus -0.99% for the Lehman Brothers 60%High Yield Municipal Bond Index /40% Lehman Brothers Municipal Bond Index (the "Benchmark"). The Fund's allocation to preferred stocks which underperformed municipal bonds detracted from returns. Interest rate strategies during the year were generally positive.

AVERAGE ANNUAL TOTAL RETURN (1, 2)

                          Cumulative
                           Inception
                            to Date
                          ----------
Tax-Advantaged
Income Fund, Class A        -6.15%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Advantaged Income Fund, versus a 60/40 Hybrid of the following Lehman Indices, the Lehman High Yield Municipal Bond Index(3), and the Lehman Municipal Bond Index(4)

                               (PERFORMANCE CHART)

           Tax-Advantaged   60/40 Hybrid of the     Lehman High Yield    Lehman Municipal
             Income Fund     following Indexes    Municipal Bond Index      Bond Index
           --------------   -------------------   --------------------   ----------------
09/4/07       $100,000           $100,000               $100,000             $100,000
08/31/08        93,850             98,993                 95,544              104,412

(1) For the periods ended August 31, 2008. Past performance is no indication of future performance. Shares of the Fund were offered beginning September 4, 2007.

(2) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(3) The Lehman Brothers High Yield Municipal Bond Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations.

(4) The Lehman Brothers Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 9

SCHEDULE OF INVESTMENTS

Tax Free Fund

August 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)*:

                              (BAR CHART OMITTED)

General Revenue          20.8%
Education                18.1%
Healthcare               17.6%
Industrial Development   10.6%
General Obligations       9.9%
Public Facilities         5.3%
Housing                   4.1%
Power                     3.4%
Utilities                 3.0%
Water                     2.4%
Airports                  2.0%
Transportation            1.8%
Pollution Control         1.0%
Nursing Homes             0.0%

*    Percentages based on total investments.

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
MUNICIPAL BONDS -- 98.6%
ALABAMA -- 3.6%
   DFA Municipal Trust, Ser 2008-38, RB,
      MBIA
         1.930%, 09/02/08 (A) (B)                       $      16,000   $      16,000
   University of Alabama at Birmingham,
      Ser B, RB
         1.680%, 09/05/08 (A) (B)                              16,000          16,000
                                                                        -------------
                                                                               32,000
                                                                        -------------
CALIFORNIA -- 1.1%
   California State, GO, FGIC
         1.800%, 09/01/08 (B)                                  10,000          10,000
                                                                        -------------
COLORADO -- 3.6%
   Aravada, RB, FSA
         3.140%, 09/01/08 (B)                                   1,120           1,120
   Colorado State, Educational & Cultural
      Facilities Authority, Pueblo Serra
      Worship Holdings Project, RB
         1.660%, 09/04/08 (A) (B)                                 700             700
   Colorado State, Housing & Finance
      Authority, Winridge Apartments
      Project, RB, FNMA
         1.770%, 09/03/08 (B)                                   7,000           7,000
   Cornerstone, Metropolitan District
      No. 1, RB
         1.660%, 09/04/08 (A) (B)                               7,675           7,675
   Fort Collins, Pollution Control,
      Ser 2036, RB
         1.830%, 09/06/08 (B)                                   8,830           8,830
   NBC, Metropolitan District Authority,
      GO
         1.680%, 09/04/08 (A) (B)                               1,000           1,000

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Southglenn, Metropolitan District, RB
         1.680%, 09/04/08 (A) (B)                       $       5,000   $       5,000
   Thornton, Multi-Family Housing
      Authority, Quaile Ridge Project,
      Ser A, RB
         1.800%, 09/02/08 (B)                                     450             450
                                                                        -------------
                                                                               31,775
                                                                        -------------
CONNECTICUT -- 0.7%
   Connecticut State, Industrial
      Development Authority, Bradley
      Airport Hotel Project, RB
         1.660%, 09/03/08 (A) (B)                               5,805           5,805
                                                                        -------------
DELAWARE -- 0.4%
   Delaware State, Economic
      Development Authority, School
      House Project, RB
         1.650%, 09/03/08 (A) (B)                               3,750           3,750
                                                                        -------------
DISTRICT OF COLUMBIA -- 0.1%
   District of Columbia, Labratory School
      Project, RB
         1.730%, 09/04/08 (A) (B)                                 505             505
                                                                        -------------
FLORIDA -- 2.3%
   Duval County, School Board, COP, FSA
         1.980%, 09/02/08 (B)                                  11,440          11,440
   Florida State, Housing Finance Agency,
      River Oaks Apartments Project, RB
         1.970%, 09/04/08 (B)                                     200             200
   Florida State, Puttable Floating Options
      Tax Exempt Trust, Ser 1523, RB
         1.850%, 09/04/08 (B)                                   4,500           4,500
   Highlands County, Health Facilities
      Authority, Adventist Health Project,
      Ser A, RB
         5.000%, 11/15/08                                       1,000           1,004
   Jacksonville, Industrial Development
      Authority, Trailer Marine-Crowly
      Project, RB
         1.600%, 09/01/08 (A) (B)                               3,600           3,600
                                                                        -------------
                                                                               20,744
                                                                        -------------
GEORGIA -- 4.7%
   Catoosa County, Industrial
      Development Authority, Galaxy
      Carpet Project, RB
         1.890%, 09/04/08 (A) (B)                               6,500           6,500
   Floyd County, Development Authority,
      Berry College Project, RB
         1.630%, 09/03/08 (A) (B)                              12,655          12,655


            10 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Fulton County, Water & Sewer
      Authority, Ser 1120, RB, FGIC
         1.830%, 09/04/08 (B)                           $       8,545   $       8,545
   Georgia State, IPS Multi-School
      Building Industrial Authority, RB,
      MBIA
         1.950%, 09/03/08 (B)                                   6,525           6,525
   Gwinnett County, Multi-Family Housing
      Authority, Greens Apartments
      Project, RB
         1.770%, 09/03/08 (B)                                   6,300           6,300
   Smyrna, Housing Authority, F&M
      Villages Project, RB, FNMA
         1.780%, 09/03/08 (B)                                   1,000           1,000
                                                                        -------------
                                                                               41,525
                                                                        -------------
ILLINOIS -- 8.8%
   Chicago, Board of Education, Ser E,
      GO, FSA
         1.780%, 09/04/08 (B)                                  11,510          11,510
   Chicago, O'Hare International Airport,
      RB, MBIA
         1.660%, 09/04/08 (B)                                  15,270          15,270
   Deutsche Bank Spears/Lifers Trust, GO,
      FGIC
         1.860%, 09/02/08 (B)                                   4,175           4,175
         1.860%, 09/06/08 (B)                                   4,240           4,240
   Deutsche Bank Spears/Lifers Trust, GO,
      FSA
         1.840%, 09/02/08 (B)                                   5,110           5,110
   Deutsche Bank Spears/Lifers Trust,
      Ser 309, GO, FSA
         1.840%, 09/04/08 (B)                                  11,055          11,055
   Illinois State, Development Financing
      Authority, Christian Brothers Services
      Project, RB
         2.650%, 09/03/08 (A) (B)                               1,200           1,200
   Illinois State, Development Financing
      Authority, Creative Children's
      Academy Project, RB
         2.900%, 09/04/08 (A) (B)                               2,300           2,300
   Illinois State, Development Financing
      Authority, McCormick Theological
      Project, Ser A, RB
         1.650%, 09/03/08 (A) (B)                               1,000           1,000
   Illinois State, Development Financing
      Authority, North Shore Country Day
      Project, RB
         1.650%, 09/03/08 (A) (B)                               2,200           2,200
   Illinois State, Eagle Project, Class A,
      GO, FSA
         1.820%, 09/05/08 (B)                                   6,145           6,145

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Illinois State, Finance Authority,
      Elmhurst Memorial Healthcare
      Project, Ser C, RB
         1.500%, 09/01/08 (A) (B)                       $       1,000   $       1,000
   Illinois State, Regional Transportation
      Authority, Ser 3493, RB, FGIC
         1.850%, 09/04/08 (B)                                   5,935           5,935
   Lake County, Community Consolidated
      School District No. 73, Ser 329, GO,
      FGIC
         1.630%, 09/04/08 (B)                                   1,010           1,010
   Oakbrook Terrace, Industrial
      Development Authority, Oakbrook
      Terrace Atrium Project, RB
         2.250%, 09/01/08 (A) (B)                               2,100           2,100
   Skokie, Economic Development
      Authority, Skokie Fashion Square
      Project, RB
         2.060%, 09/04/08 (A) (B)                               4,350           4,350
                                                                        -------------
                                                                               78,600
                                                                        -------------
INDIANA -- 5.7%
   Concord, Community School, TAN
         2.900%, 12/31/08                                       7,450           7,452
   East Porter County, School Building,
      Ser DB, RB, MBIA
         1.680%, 09/04/08 (B)                                   5,220           5,220
   Elkhart County, Industrial Development
      Authority, Hubbard Hill Estates
      Project, RB
         1.830%, 09/05/08 (A) (B)                                 890             890
   Greater Clark County, School Building,
      Ser 2226, RB, FSA
         1.880%, 09/02/08 (B)                                   2,668           2,668
   Greater Clark County, School District,
      Temporary Loan Warrants, RB
         2.450%, 12/31/08                                       2,805           2,807
   Hamilton, Southeastern Schools, First
      Mortgage Project, RB, FSA
         3.000%, 01/10/09                                       1,295           1,298
   Hamilton, Southeastern Schools,
      Temporary Loan Warrants
         2.500%, 12/31/08                                       4,000           4,003
   Indiana State, Development Finance
      Authority, Brebeuf Preparatory
      School Project, RB
         2.650%, 09/04/08 (A) (B)                               3,400           3,400
   Indiana State, Educational Facilities
      Authority, Franklin College Project,
      Ser B, RB
         1.480%, 09/01/08 (A) (B)                                 300             300


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 11

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Indiana State, Educational Facilities
      Authority, University of Evansville
      Project, Ser B, RB
         1.830%, 09/04/08 (A) (B)                       $       1,900   $       1,900
   Indiana State, Educational Facilities
      Authority, University of Indianapolis
      Project, RB
         1.550%, 09/01/08 (A) (B)                                 100             100
   Indiana State, Finance Authority,
      Marion General Hospital Project,
      Ser A, RB
         1.750%, 09/02/08 (A) (B)                               4,400           4,400
   Indiana State, Health & Educational
      Facilities Financing Authority,
      Greenwood Village South Project,
      Ser A, RB
         1.650%, 09/04/08 (A) (B)                               9,300           9,300
   Indiana State, Health & Educational
      Facilities Financing Authority,
      Schneck Memorial Hospital Project,
      Ser B, RB
         1.550%, 09/01/08 (A) (B)                                 500             500
   Indiana State, Health Facilities
      Financing Authority, Fayette
      Memorial Hospital Association
      Project, Ser A, RB
         1.480%, 09/01/08 (A) (B)                               1,995           1,995
   Indiana State, Industrial Development
      Authority, Goodwill Industries Center
      Project, RB
         1.740%, 09/04/08 (A) (B)                               1,125           1,125
   Indiana State, Transportation Finance
      Authority, Highway Restoration
      Project, RB
         1.800%, 09/01/08 (B)                                   1,100           1,100
   New Palestine, Industrial Economic
      Development Authority, UMC
      Community Center Project, RB
         1.830%, 09/05/08 (A) (B)                               2,625           2,625
                                                                        -------------
                                                                               51,083
                                                                        -------------
IOWA -- 1.4%
   Iowa State, Finance Authority, Carroll
      Kuemper Catholic High School
      Project, RB
         1.480%, 09/01/08 (A) (B)                               1,400           1,400
   Iowa State, Finance Authority, Museum
      of Art Foundation Project, RB
         1.450%, 09/01/08 (A) (B)                                 100             100
   Iowa State, Health Facilities Authority,
      RB
         1.900%, 09/03/08 (B)                                   4,000           4,000

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      Des Moines Project, RB
         1.480%, 09/01/08 (A) (B)                       $       1,925   $       1,925
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      Morningside College Project, RB
         1.480%, 09/01/08 (A) (B)                                 795             795
   Iowa State, Higher Education Loan
      Authority, Private College Project,
      RB
         1.480%, 09/01/08 (A) (B)                               4,000           4,000
                                                                        -------------
                                                                               12,220
                                                                        -------------
KANSAS -- 1.5%
   Kansas State, Development Finance
      Authority, Multi-Family Housing,
      Woodridge Project, RB
         1.920%, 09/04/08 (B)                                   3,000           3,000
   Topeka, Multi-Family Housing
      Authority, Fleming Court Project,
      RB
         1.820%, 09/04/08 (A) (B)                               3,635           3,635
   Wyandotte County, Municipal
      Temporary Notes, Ser V, GO
         3.550%, 11/01/08                                       7,000           7,000
                                                                        -------------
                                                                               13,635
                                                                        -------------
KENTUCKY -- 1.0%
   Hardin County, Water District No. 1,
      RB
         1.680%, 09/04/08 (A) (B)                               1,170           1,170
   Jefferson County, Retirement Home
      Facilities Authority, Nazareth Library
      Project, RB
         1.830%, 09/05/08 (A) (B)                               1,110           1,110
   Kentucky State, Economic
      Development Finance Authority,
      Adventis Health Systems Project,
      Ser A, RB
         1.600%, 09/04/08 (A) (B)                               1,235           1,235
   Lexington-Fayette Urban County,
      Government Housing Authority,
      Richmond Place Project, RB
         2.250%, 04/01/09 (A) (B)                               4,630           4,630
   Muhlenberg County, Airport District,
      Ser B-2, RB
         2.410%, 09/04/08 (A) (B)                                 415             415
                                                                         ------------
                                                                                8,560
                                                                         ------------


            12 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
LOUISIANA -- 0.9%
   Louisiana State, Public Facilities
      Authority, Century Wilshire Project,
      RB
         1.670%, 09/04/08 (A) (B)                       $       7,600   $       7,600
                                                                        -------------
MARYLAND -- 2.0%
   Maryland State, Health & Higher
      Educational Facilities Authority,
      University of Maryland Medical
      Systems Project, Ser B, RB
         1.600%, 09/01/08 (A) (B)                              18,250          18,250
                                                                        -------------
MASSACHUSETTS -- 7.5%
   Massachusetts State, Development
      Finance Agency, Assumption College
      Project, Ser A, RB
         1.660%, 09/03/08 (A) (B)                               7,425           7,425
   Massachusetts State, Development
      Finance Agency, Boston College
      High School Project, RB
         1.660%, 09/03/08 (A) (B)                               5,905           5,905
   Massachusetts State, Development
      Finance Agency, Dean College
      Project, RB
         1.660%, 09/03/08 (A) (B)                               9,000           9,000
   Massachusetts State, Development
      Finance Agency, Eagle Project,
      Class A, RB, AMBAC
         1.540%, 09/04/08 (B)                                   2,000           2,000
   Massachusetts State, Development
      Finance Agency, Walnut Hill School
      District, RB
         1.660%, 09/03/08 (A) (B)                               1,095           1,095
   Massachusetts State, Development
      Finance Agency, Walnut Hill School
      Project, RB
         1.660%, 09/03/08 (A) (B)                               1,500           1,500
   Massachusetts State, Ser 1618, GO,
      FSA
         1.840%, 09/02/08 (B)                                   7,975           7,975
   Massachusetts State, Ser 785, GO,
      FGIC
         1.670%, 09/04/08 (B)                                   8,795           8,795
   Massachusetts State, Special
      Obligation, Ser 10159, RB, FGIC
         1.640%, 09/04/08 (B)                                   1,100           1,100
   Massachusetts State, Special
      Obligation, Ser B-19, RB, FGIC
         1.950%, 09/03/08 (B)                                  21,840          21,840
                                                                        -------------
                                                                               66,635
                                                                        -------------

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
MICHIGAN -- 6.0%
   Detroit City, School District, Ser 2954,
      GO, FSA
         1.780%, 11/01/08 (B)                           $      10,360   $      10,360
   Detroit City, Sewer & Disposal Authority,
      Ser 8095, RB
         1.660%, 09/04/08 (B)                                  17,500          17,500
   Jackson County, Economic
      Development Authority, Limited
      Thrifty Leoni Project, RB
         1.650%, 09/04/08 (A) (B)                                 800             800
   Kent County, Building Authority,
      Ser D-168, GO
         1.700%, 09/04/08 (B)                                   5,895           5,895
   Michigan State, Higher Education
      Facilities Authority, Adrian College
      Project, RB
         1.670%, 09/04/08 (A) (B)                               1,960           1,960
   Michigan State, Strategic Fund, Detroit
      Edison Project, Ser ET, RB
         1.650%, 09/01/08 (A) (B)                              15,000          15,000
   Northern Michigan University, Ser A,
      RB, FSA
         5.000%, 12/01/08                                       1,155           1,163
   Northville Township, Economic
      Development Authority, Thrifty
      Northville Project, RB
         1.650%, 09/04/08 (A) (B)                               1,000           1,000
                                                                        -------------
                                                                               53,678
                                                                        -------------
MINNESOTA -- 2.2%
   Arden Hills, Housing & Health
      Authority, Presbyterian Homes
      Project, Ser A, RB
         1.480%, 09/01/08 (A) (B)                                 300             300
   Austin, Industrial Development
      Authority, Supervalue Incorporated
      Project, RB
         1.800%, 09/03/08 (A) (B)                               3,325           3,325
   Brooklyn, Center Development
      Authority, Brookdale Office Park
      Project, RB
         1.480%, 09/01/08 (A) (B)                               1,500           1,500
   Coon Rapids, Hospital Authority, Health
      Center Systems Project, RB
         1.900%, 09/03/08 (A) (B)                               1,845           1,845
   Minneapolis & St. Paul, Housing &
      Redevelopment Authority, Children's
      Hospital Clinics, Ser A, RB, FSA
         1.600%, 09/01/08 (B)                                     800             800
   Minneapolis & St. Paul, Metropolitan
      Airport Authority, Ser 127, RB, FGIC
         1.650%, 09/03/08 (B)                                   2,000           2,000


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 13

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Minnesota State, Agricultural &
      Economic Development Board,
      Essentia Healthcare Facility Project,
      RB
         1.600%, 09/01/08 (B)                           $      10,200   $      10,200
                                                                        -------------
                                                                               19,970
                                                                        -------------
MISSOURI -- 2.2%
   Clayton, Industrial Development
      Authority, Bailey Court Project, RB
         2.050%, 09/04/08 (A) (B)                               1,900           1,900
   Kansas City, Industrial Development
      Authority, Woodlands Partners
      Project, RB
         1.780%, 09/04/08 (B)                                   4,045           4,045
   Missouri State, Health & Educational
      Facilities Authority, Kansas City Art
      Institute, RB
         1.480%, 09/01/08 (A) (B)                                 800             800
   Missouri State, Health & Educational
      Facilities Authority, Private Education
      Project, Ser A, RAN
         3.000%, 04/23/09                                       1,200           1,207
   Missouri State, Health & Educational
      Facilities Authority, St. Louis
      University Project, RB
         1.480%, 09/01/08 (B)                                     335             335
   Missouri State, Public Utilities
      Commission, Interim Construction
      Notes, RB
         4.750%, 09/01/08                                       3,000           3,000
   St. Charles County, Industrial
      Development Authority, Sun River
      Village Project, RB
         2.010%, 09/04/08 (A) (B)                               8,500           8,500
                                                                        -------------
                                                                               19,787
                                                                        -------------
NEW HAMPSHIRE -- 1.7%
   Merrimack County, TAN
         3.500%, 12/30/08                                       2,500           2,509
   New Hampshire State, Health &
      Education Facilities Authority, Eliot
      Hospital Project, Ser E, RAN
         2.750%, 01/15/09                                       4,400           4,408
   New Hampshire State, Health &
      Education Facilities Authority,
      Wenworth Project, Ser K, RAN
         2.750%, 04/22/09                                       8,000           8,025
                                                                        -------------
                                                                               14,942
                                                                        -------------

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
NEW MEXICO -- 2.8%
   University of New Mexico, Systems
      Improvement Project, RB
         1.680%, 09/03/08 (B)                           $      24,990   $      24,990
                                                                        -------------
NEW YORK -- 2.7%
   Liberty, Industrial Development
      Authority, RB
         1.600%, 09/04/08 (B)                                     360             360
   Long Island, Power Authority, Ser N,
      RB, FSA
         1.800%, 09/01/08 (B)                                  14,200          14,200
   New York City, GO
         1.600%, 09/04/08 (B)                                   9,610           9,610
                                                                        -------------
                                                                               24,170
                                                                        -------------
NORTH CAROLINA -- 1.1%
   Charlotte, Hospital Authority,
      Mecklenburg Hospital Project,
      Ser H, RB, AMBAC
         1.800%, 09/01/08 (A) (B)                               6,800           6,800
   Sampson County, Ser 112, COP, FSA
         1.750%, 09/04/08 (B)                                   3,330           3,330
                                                                        -------------
                                                                               10,130
                                                                        -------------
NORTH DAKOTA -- 0.2%
   Bismarck, Industrial Development
      Authority, Supervalu Incorporated
      Project, RB
         1.800%, 09/02/08 (A) (B)                               1,500           1,500
                                                                        -------------
OHIO -- 3.8%
   Fairfield Township, Roadway
      Improvement Project, BAN
         4.050%, 09/10/08                                       1,700           1,700
   Harrison Township, Fire Department
      Project, BAN
         3.850%, 10/09/08                                         700             700
   Henry County, Facilities Improvement
      Authority, Hospital Project, RB
         1.740%, 09/04/08 (A) (B)                               3,150           3,150
   Kent, BAN
         4.000%, 10/16/08                                       1,000           1,001
   Licking County, School Facilities
      Authority, BAN
         3.000%, 09/08/09                                       1,100           1,100
   Lima, Refunding & Improvement
      Authority, Lima Memorial Hospital
      Project, RB
         1.740%, 09/04/08 (A) (B)                                 835             835


            14 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Lorain County, Industrial Development
      Authority, Regional Medical Center
      Project, RB
         1.740%, 09/03/08 (A) (B)                       $       1,080   $       1,080
   Marysville, Water & Sewer Project,
      BAN
         3.500%, 01/23/09                                       1,810           1,814
   Northwestern Ohio, Water & Sewer
      Authority, BAN
         4.000%, 10/30/08                                       2,092           2,094
   Ohio State, American Municipal Power
      Authority, Amherst City Project,
      BAN
         3.500%, 11/25/08                                         395             395
   Ohio State, American Municipal Power
      Authority, Prairie Street Project, BAN
         3.500%, 04/01/09                                      15,000          15,076
   Perrysburg, Library Improvement
      Project, BAN
         4.000%, 11/06/08                                       1,165           1,166
   Sidney, School District, COP
         4.000%, 11/18/08                                       1,275           1,276
   Sidney, School District, Energy
      Conservation Project, BAN
         4.250%, 11/18/08                                         593             594
   Sidney, School District, School
      Construction Project, BAN
         4.000%, 11/18/08                                       1,000           1,001
   University of Toledo, RB, FGIC
         1.650%, 09/03/08 (B)                                   1,400           1,400
                                                                        -------------
                                                                               34,382
                                                                        -------------
PENNSYLVANIA -- 1.6%
   Harrisburg, Water Authority, Ser B
      RB, FSA
         1.900%, 09/04/09 (B)                                   1,000           1,000
   Mount Lebanon, School District
      Ser B-19, GO, MBIA
         1.950%, 09/03/08 (B)                                   2,395           2,395
   Pennsylvania State, Economic
      Development Financing Authority,
      Mercy Health Systems Project,
      Ser E-1, RB
         1.620%, 09/04/08 (A) (B)                               1,300           1,300
   Pennsylvania State, Economic
      Development Financing Authority, RB
         1.700%, 09/04/08 (A) (B)                               1,530           1,530
   Pennsylvania State, Higher Educational
      Facilities Authority, University of
      Pennsylvania Housing Project, RB
         1.600%, 09/01/08 (A) (B)                               8,300           8,300
                                                                        -------------
                                                                               14,525
                                                                        -------------

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
SOUTH CAROLINA -- 0.6%
   Macon Trust, Variable Certificates,
      Ser 2007-303, RB
         1.660%, 09/04/08 (A) (B)                       $       2,200   $       2,200
   South Carolina State, Ser 5, GO
         1.700%, 09/03/08 (B)                                   3,000           3,000
                                                                        -------------
                                                                                5,200
                                                                        -------------
TENNESSEE -- 2.1%
   Blount County, Public Building
      Authority, Local Government
      Improvement Project, Ser A, RB
         1.450%, 09/01/08 (A) (B)                              12,000          12,000
   Franklin County, Health & Educational
      Facilities, University of South
      Sewanee Project, RB
         1.750%, 09/01/08 (B)                                     900             900
   Sevier County, Public Building
      Authority, Public Project
      Construction Notes, RB
         2.625%, 10/01/08 (B)                                   3,000           3,000
   Williamson County, Industrial
      Development Board, Omore College
      Project, RB
         1.830%, 09/03/08 (A) (B)                               3,000           3,000
                                                                        -------------
                                                                               18,900
                                                                        -------------
TEXAS -- 9.7%
   ABN AMRO Munitops Certificate Trust,
      Ser 2005-21, GO
         1.620%, 09/04/08 (B)                                  11,675          11,675
   ABN AMRO Munitops Certificate Trust,
      Ser 2006-30, GO
         1.620%, 09/04/08 (B)                                   5,000           5,000
   Austin Certificates Trust, Ser 2007-313,
      RB
         1.660%, 09/07/08 (A) (B)                               5,805           5,805
   Bexar County, GO
         5.000%, 06/15/09                                         245             250
   DFA Municipal Trust, Ser 2008-06, RB
         1.930%, 09/04/08 (A) (B)                               7,600           7,600
   DFA Municipal Trust, Ser 49, RB,
      AMBAC
         1.930%, 09/02/08 (A) (B)                               8,760           8,760
   Gulf Coast, Industrial Development
      Authority, Petrounited Project, RB
         1.800%, 09/04/08 (A) (B)                               1,500           1,500
   Harris County, Health Facilities
      Development Authority, Ser 1018,
      RB
         1.660%, 09/04/08 (B)                                   1,600           1,600


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 15

SCHEDULE OF INVESTMENTS

Tax Free Fund (Concluded)

August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Houston, Water & Sewer Systems,
      Ser 495, RB, FGIC
         1.680%, 09/04/08 (B)                           $      12,275   $      12,275
   Katy, Independent School District,
      Ser D, GO
         1.670%, 09/04/08 (B)                                   9,780           9,780
   Tarrant County, Cultural Education
      Authority, Scott White Memorial
      Project, Ser C, RB
         1.550%, 09/02/08 (A) (B)                               9,225           9,225
   Texas State, Ser D-188, GO
         1.850%, 09/05/08 (B)                                   5,200           5,200
   Travis County, GO
         1.840%, 09/04/08 (B)                                   7,890           7,890
                                                                        -------------
                                                                               86,560
                                                                        -------------
VERMONT -- 0.9%
   Vermont State, Educational & Health
      Buildings Financing Agency, Capital
      Asset Financing Program, Ser 1, RB
         1.740%, 09/04/08 (A) (B)                               1,280           1,280
   Vermont State, Educational & Health
      Buildings Financing Agency, Porter
      Hospital Project, Ser A, RB
         1.680%, 09/04/08 (A) (B)                               6,330           6,330
                                                                        -------------
                                                                                7,610
                                                                        -------------
VIRGINIA -- 0.2%
   Lynchburg, Industrial Development
      Authority, Central Health Hospital
      Project, Ser A, RB, MBIA
         1.630%, 09/02/08 (A) (B)                               1,500           1,500
                                                                        -------------
WASHINGTON -- 4.0%
   ABN AMRO Munitops Certificate Trust,
      Ser 2005-28, RB, MBIA
         3.130%, 09/04/08 (B)                                   2,995           2,995
   Everett, Public Facilities District
      Authority, RB
         1.480%, 09/01/08 (B)                                   1,600           1,600
   Washington State, Economic
      Development Finance Authority,
      Pioneer Human Services Project,
      Ser H, RB
         1.300%, 09/01/08 (A) (B)                                 115             115
   Washington State, Health Care
      Facilities Authority, Grays Harbor
      Community Hospital Project, RB,
      Radian
         1.550%, 09/01/08 (A) (B)                              15,000          15,000

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Washington State, Health Care
      Facilities Authority, Providence
      Services Project, RB, MBIA
         5.000%, 12/01/08 (C)                           $       1,745   $       1,754
   Washington State, Housing Finance
      Commission, Panorama City Project,
      RB
         1.700%, 09/01/08 (A) (B)                               1,910           1,910
   Washington State, Housing Finance
      Commission, Pioneer Human
      Services Project, Ser A, RB
         1.300%, 09/01/08 (A) (B)                                 200             200
   Washington State, Ser 2263, GO, MBIA
         1.830%, 09/04/08 (B)                                   4,590           4,590
   Washington State, Ser 2264, GO, MBIA
         1.830%, 09/04/08 (B)                                   7,335           7,335
                                                                        -------------
                                                                               35,499
                                                                        -------------
WISCONSIN -- 5.4%
   Antigo, Unified School District, TRAN
         3.600%, 10/30/08                                       2,000           2,000
   Menomonee Falls, Industrial
      Development Authority, Maysteel
      Project, RB
         1.750%, 09/04/08 (A) (B)                               1,900           1,900
   Milwaukee, Redevelopment Authority,
      Montessori Society School Project,
      RB
         1.550%, 09/01/08 (A) (B)                                  80              80
   Wisconsin State, Health & Educational
      Facilities Authority, Blood Center
      Project, Ser A, RB
         1.630%, 09/03/08 (A) (B)                               3,465           3,465
   Wisconsin State, Health & Educational
      Facilities Authority, Concordia
      University Project, RB
         2.140%, 09/04/08 (B)                                   3,145           3,145
   Wisconsin State, Health & Educational
      Facilities Authority, Edgewood
      College Project, RB
         1.480%, 09/01/08 (A) (B)                                 100             100
   Wisconsin State, Health & Educational
      Facilities Authority, Gundersen
      Lutheran Project, Ser A, RB, FSA
         1.600%, 09/01/08 (B)                                  13,220          13,220
   Wisconsin State, Health & Educational
      Facilities Authority, Mercy Health
      System Project, Ser C, RB
         1.650%, 09/04/08 (A) (B)                               3,775           3,775
   Wisconsin State, Health & Educational
      Facilities Authority, Oakwood Project,
      Ser B, RB
         1.650%, 09/04/08 (A) (B)                               2,125           2,125


            16 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Wisconsin State, Health & Educational
      Facilities Authority, Whefa Beloit
      Project, RB, XLCA
         1.550%, 09/01/08 (A) (B)                       $      18,600   $      18,600
                                                                        -------------
                                                                               48,410
                                                                        -------------
MULTI-STATE -- 6.1%
   BB&T Municipal Trust, Ser 1007, RB
         1.750%, 09/02/08 (A) (B)                              37,750          37,750
   BB&T Municipal Trust, Ser 2031, RB,
      FSA
         1.650%, 09/04/08 (B)                                   8,990           8,990
   BB&T Municipal Trust, Ser 2044, RB,
      MBIA
         1.650%, 09/02/08 (A) (B)                               1,500           1,500
   BB&T Municipal Trust, Ser 2056, RB
         1.610%, 09/06/08 (A) (B)                               5,855           5,855
   JP Morgan Chase, Ser 2382P, RB
         1.880%, 09/04/08 (B)                                      30              30
                                                                        -------------
                                                                               54,125
                                                                        -------------
Total Municipal Bonds
   (Cost $878,565) ($ Thousands)                                              878,565
                                                                        -------------
Total Investments -- 98.6%
   (Cost $878,565) ($ Thousands)                                        $     878,565
                                                                        =============

Percentages are based on Net Assets of $891,222 ($ Thousands).

(A) Securities are held in connection with a letter of credit issued by a major bank.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)  Security is escrowed to maturity.

AMBAC  -- American Municipal Bond Assurance Corporation
BAN    -- Bond Anticipation Note
COP    -- Certificate of Participation
FGIC   -- Financial Guaranty Insurance Company
FNMA   -- Federal National Mortgage Association
FSA    -- Financial Security Assistance
GO     -- General Obligation
MBIA   -- Municipal Bond Investors Association
Radian -- Radian Asset Assurance
RAN    -- Revenue Anticipation Note
RB     -- Revenue Bond
Ser    -- Series
TAN    -- Tax Anticipation Note
TRAN   -- Tax and Revenue Anticipation Note
XLCA   -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 17

SCHEDULE OF INVESTMENTS

Institutional Tax Free Fund

August 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)*:

                              (BAR CHART OMITTED)

General Revenue          21.0%
Education                16.5%
General Obligations      10.1%
Industrial Development    9.8%
Healthcare                9.5%
Housing                   8.1%
Airports                  5.9%
Utilities                 5.9%
Public Facilities         5.5%
Power                     3.1%
Water                     2.5%
Transportation            1.8%
Nursing Homes             0.2%
Board Bank Revenue        0.1%

*    Percentages based on total investments.

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
MUNICIPAL BONDS -- 99.5%
ALABAMA -- 1.1%
   DFA Municipal Trust, Ser 2008-38, RB,
      MBIA
         1.930%, 09/02/08 (A) (B)                       $       6,190   $       6,190
   Indian Springs Village, Educational
      Building Authority, Indian Springs
      School Project, RB
         1.990%, 09/04/08 (A) (B)                               5,000           5,000
   Jefferson County, Public Park &
      Recreation Authority, YMCA Project,
      RB, FSA
         1.730%, 09/04/08 (A) (B)                               4,670           4,670
   Lee County, Industrial Development
      Authority, Lifesouth Community Blood
      Center Project, RB
         1.680%, 09/03/08 (A) (B)                                 410             410
   Russellville, Industrial Development
      Board, Clark Pulley Industries
      Project, RB
         1.930%, 09/04/08 (A) (B)                                 335             335
                                                                        -------------
                                                                               16,605
                                                                        -------------
CALIFORNIA -- 2.7%
   California State, Infrastructure & Economic
      Development Authority, Ser 3689, RB,
      AMBAC
         1.820%, 09/04/08 (A)                                   5,940           5,940
   California State, Ser 1704, GO, MBIA
         1.730%, 09/03/08 (A)                                  24,035          24,035
   Grossmont-Cuyamaca Community
      College District, GO
         1.610%, 09/05/08 (A)                                   7,190           7,190
   San Mateo County, Community College
      District, Ser 2175, GO, MBIA
         1.800%, 09/04/08 (A)                                   1,071           1,071

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Sequoia, Union High School District,
      Ser 2160, GO, FSA
         1.850%, 09/04/08 (A)                           $       2,860   $       2,860
                                                                        -------------
                                                                               41,096
                                                                        -------------
COLORADO -- 6.4%
   Adams County, Multi-Family Housing
      Authority, Hunters Cove Project,
      Ser A, RB
         1.700%, 09/02/08 (A)                                   3,400           3,400
   Aravada, RB, FSA
         3.140%, 09/01/08 (A)                                   1,980           1,980
   Central Platte Valley, Metropolitan
      District Authority, GO
         3.500%, 12/01/08 (A) (B)                               1,650           1,650
   Colorado State, Educational & Cultural
      Facilities Authority, Fountain Valley
      School Project, RB
         1.800%, 09/04/08 (A) (B)                                 900             900
   Colorado State, Educational & Cultural
      Facilities Authority, Linfield Christian
      School Project, RB
         1.780%, 09/04/08 (A) (B)                              24,325          24,325
   Denver City & County, Airport Authority,
      Ser 1167, RB, XLCA
         1.830%, 09/04/08 (A)                                  25,105          25,105
   Denver City & County, Airport Authority,
      Ser Sub G-2, RB
         1.850%, 09/03/08 (A)                                  25,000          25,000
   Denver, Urban Renewal Authority,
      Stapleton Project, Ser A-2, TA
         1.650%, 09/02/08 (A) (B)                              10,000          10,000
   Erie, COP
         1.800%, 09/03/08 (A) (B)                               4,290           4,290
   NBC, Metropolitan District Authority,
      GO
         1.680%, 09/04/08 (A) (B)                               1,580           1,580
                                                                        -------------
                                                                               98,230
                                                                        -------------
DISTRICT OF COLUMBIA -- 1.3%
   District of Columbia, Labratory School
      Project, RB
         1.730%, 09/04/08 (A) (B)                               1,250           1,250
   District of Columbia, Ser B, RB
         1.650%, 09/01/08 (A) (B)                              15,615          15,615
   District of Columbia, Water & Sewer
      Authority, Ser 3494, RB, FSA
         1.850%, 09/04/08 (A)                                   3,435           3,435
                                                                        -------------
                                                                               20,300
                                                                        -------------


            18 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
FLORIDA -- 6.2%
   Citizens Property Insurance, Municipal
      Securities Trust Receipts, Class A,
      Ser 46, RB, MBIA
         1.680%, 09/01/08 (A) (B)                       $       7,900   $       7,900
   Deutsche Bank Spears/Lifers Trust,
      Ser 530, COP, FGIC
         1.680%, 09/04/08 (A)                                  10,245          10,245
   Eclipse Funding Trust, Solar Eclipse-
      Palm Beach Project,
      Ser 2006-0136, RB, FSA
         1.660%, 09/02/08 (A)                                   6,255           6,255
   Florida State, Higher Educational
      Facilities Financing Authority,
      Ringling College Project, RB
         1.630%, 09/03/08 (A) (B)                              12,000          12,000
   Florida State, Housing Finance Agency,
      Country Club Project, Ser PP, RB
         1.920%, 09/04/08 (A)                                  16,500          16,500
   Florida State, Housing Finance Agency,
      River Oaks Apartments Project, RB
         1.970%, 09/04/08 (A)                                   1,350           1,350
   Puttable Floating Option Tax-Exempt
      Receipts, Ser 4510, RB, MBIA
         2.720%, 09/04/08 (A)                                  16,805          16,805
   RBC Municipal Products Trust,
      Ser E-7, RB
         1.700%, 09/02/08 (A) (B)                              15,000          15,000
   South Broward, Hospital District,
      Ser 337, RB, MBIA
         1.880%, 09/04/08 (A)                                   8,180           8,180
   Volusia County, Industrial Development
      Authority, APCO Project, Ser A, RB
         1.730%, 09/03/08 (A) (B)                                 920             920
                                                                        -------------
                                                                               95,155
                                                                        -------------
GEORGIA -- 3.3%
   Atlanta, Airport Authority, Ser 375, RB,
      FGIC
         1.680%, 09/01/08 (A)                                  14,345          14,345
   Clayton County, Multi-Family Housing
      Authority, Rivers Edge Development
      Project, RB
         1.930%, 09/04/08 (A)                                   1,000           1,000
   De Kalb County, Variable Certificates,
      Ser 2008-072, RB
         1.630%, 09/03/08 (A)                                   3,450           3,450
   De Kalb County, Variable Certificates,
      Ser 2008-073, RB
         1.630%, 09/03/08 (A)                                   5,865           5,865
   Fulton County, Development Authority,
      Morehouse School of Medicine
      Project, RB
         1.630%, 09/03/08 (A) (B)                               2,000           2,000

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Marietta, Multi-Family Housing
      Authority, Franklin Walk Apartments
      Project, RB
         1.930%, 09/04/08 (A)                           $       5,140   $       5,140
   Marietta, Multi-Family Housing
      Authority, Wood Knoll Project,
      Cl RB, RB
         1.920%, 09/04/08 (A)                                  10,205          10,205
   Roswell, Multi-Family Housing
      Authority, Belcourt Project, Ser A,
      RB
         2.100%, 09/03/08 (A) (B)                               9,000           9,000
                                                                        -------------
                                                                               51,005
                                                                        -------------
IDAHO -- 0.1%
   Ammon, Urban Renewal Agency, Tax
      Increment, Ser A, TA
         1.830%, 09/04/08 (A) (B)                               1,605           1,605
                                                                        -------------
ILLINOIS -- 10.9%
   Belleville, Industrial Development
      Authority, Wetterau Project, RB
         1.620%, 09/04/08 (A) (B)                               1,250           1,250
   Chicago, Housing Authority, Ser 2933Z,
      RB, FSA
         1.930%, 09/02/08 (A)                                   9,630           9,630
   Chicago, Ser 2457, GO, MBIA
         1.930%, 09/04/08 (A)                                  24,435          24,435
   Deutsche Bank Spears/Lifers Trust,
      Ser 308, GO, FGIC
         1.840%, 09/04/08 (A)                                  15,900          15,900
   Deutsche Bank Spears/Lifers Trust,
      Ser 309, GO, FSA
         1.840%, 09/04/08 (A)                                  10,000          10,000
   Deutsche Bank Spears/Lifers Trust,
      Ser 315, GO, FGIC
         1.840%, 09/06/08 (A)                                  17,155          17,155
   Deutsche Bank Spears/Lifers Trust,
      Ser 475, GO, FSA
         1.720%, 09/04/08 (A)                                   5,255           5,255
   DFA Municipal Trust, Ser 2008-26, RB
         1.930%, 09/04/08 (A) (B)                              25,000          25,000
   DFA Municipal Trust, Ser 2008-43, GO,
      MBIA
         1.930%, 09/02/08 (A) (B)                              32,365          32,365
   Du Page & Will Counties, Community
      School District No. 204, Ser 2350,
      GO, FSA
         1.730%, 09/04/08 (A)                                   8,385           8,385
   Illinois State, Development Financing
      Authority, American Academy
      Project, RB
         1.800%, 09/04/08 (A) (B)                               1,400           1,400


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 19

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Illinois State, Development Financing
      Authority, Clearbrook Project, RB
         2.650%, 09/04/08 (A) (B)                       $       2,400   $       2,400
   Illinois State, Health Facilities Authority,
      Glenkirk Project, RB
         1.900%, 09/04/08 (A) (B)                                 700             700
   Illinois State, International Port District,
      RB
         1.780%, 09/05/08 (A) (B)                               4,000           4,000
   Illinois State, Municipal Securities Trust
      Receipts, Ser 103, GO
         1.800%, 09/01/08 (A)                                     675             675
   Lake County, Community Consolidated
      School District No. 73, Ser 329, GO,
      FGIC
         1.630%, 09/04/08 (A)                                   5,785           5,785
   Oakbrook Terrace, Industrial
      Development Authority, Oakbrook
      Terrace Atrium Project, RB
         2.250%, 09/01/08 (A) (B)                               2,000           2,000
   Rockford, Wesley Willows Obligation,
      RB
         1.600%, 09/01/08 (A) (B)                                 100             100
                                                                        -------------
                                                                              166,435
                                                                        -------------
INDIANA -- 3.2%
   Crawfordsville, Multi-Family Housing
      Authority, Autumn Woods Phase II
      Project, Ser B, RB
         1.810%, 09/04/08 (A) (B)                                 965             965
   East Porter County, School Building
      Authority, Spears, Ser 145, RB,
      MBIA
         1.680%, 09/04/08 (A)                                   3,475           3,475
   Eclipse Funding Trust, Solar Eclipse-
      IPS Multi-School Building Project,
      Ser 2007-0026, RB, MBIA
         1.660%, 09/04/08 (A) (B)                               1,550           1,550
   Elkhart County, Industrial Development
      Authority, Hubbard Hill Estates
      Project, RB
         1.830%, 09/05/08 (A) (B)                               2,335           2,335
   Fort Wayne, Industrial Economic
      Development Authority, St. Francis
      University Project, RB
         1.660%, 09/02/08 (A) (B)                               1,800           1,800
   Greater Clark County, School District,
      Temporary Loan Warrants, RB
         2.450%, 12/31/08                                       6,630           6,634
   Indiana State, Development Finance
      Authority, Cathedral High School
      Project, RB
         1.550%, 09/01/08 (A) (B)                               1,590           1,590

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Indiana State, Educational Facilities
      Authority, University of Indianapolis
      Project, RB
         1.550%, 09/01/08 (A) (B)                       $         150   $         150
   Indiana State, Finance Authority,
      University of Indianapolis Project,
      RB
         1.670%, 09/01/08 (A) (B)                               3,900           3,900
   Indiana State, Health Facility Financing
      Authority, Ascension Health Credit
      Project, Ser Sub A, RB
         5.000%, 11/01/08 (A)                                   3,100           3,156
   Indiana State, Health Facility Financing
      Authority, Mary Sherman Hospital
      Project, RB
         1.830%, 09/04/08 (A) (B)                               2,950           2,950
   Indianapolis, Gas Utilities Authority,
      RB
         1.660%, 09/05/08 (A)                                  10,595          10,595
   Indianapolis, Industrial Development
      Authority, Joint & Clutch Service
      Project, RB
         1.918%, 09/04/08                                       1,000           1,000
   Indianapolis, Local Public Improvement
      Authority, Limited Recourse Notes,
      Ser F
         4.000%, 01/12/09                                       2,500           2,508
   South Bend, Economic Development
      Authority, Stanley Clark School
      Project, RB
         1.830%, 09/05/08 (A) (B)                               1,000           1,000
   Westfield-Washington, Independant
      Schools, Temporary Loan Warrants,
      GO
         2.500%, 12/31/08                                       4,665           4,667
                                                                        -------------
                                                                               48,275
                                                                        -------------
IOWA -- 0.4%
   Cerro Gordo County, Private Schools
      Facility, Newman Catholic Schools
      Systems Project, RB
         1.550%, 09/01/08 (A) (B)                               5,750           5,750
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      St. Ambrose, RB
         1.450%, 09/01/08 (A) (B)                                 500             500
                                                                        -------------
                                                                                6,250
                                                                        -------------
KANSAS -- 2.3%
   Kansas State, Development Finance
      Authority, Multi-Family Housing,
      Woodridge Project, RB
         1.920%, 09/04/08 (A)                                   3,700           3,700


            20 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Kansas State, Development Finance
      Authority, Ser J-1, RB
         1.450%, 09/01/08 (A)                           $       1,665   $       1,665
   Merriam, Multi-Family Housing
      Authority, Pinegate Apartments Project, RB
         2.000%, 09/04/08 (A) (B)                               6,370           6,370
   Mission, Multi-Family Housing Revenue
      Authority, Silverwood Apartment Project, RB
         1.970%, 09/03/08 (A)                                  11,000          11,000
   University of Kansas, Hospital
      Authority, Health Systems Project, RB
         1.450%, 09/01/08 (A) (B)                                  65              65
   Wyandotte County, Municipal
      Temporary Notes, Ser V, GO
         3.550%, 11/01/08                                      13,000          13,000
                                                                        -------------
                                                                               35,800
                                                                        -------------
KENTUCKY -- 0.3%
   Jefferson County, Retirement Home
      Facilities Authority, Nazareth Library
      Project, RB
         1.830%, 09/05/08 (A) (B)                                 920             920
   Lexington-Fayette Urban County,
      Government Housing Authority,
      Richmond Place Project, RB
         2.250%, 04/01/09 (A) (B)                               3,380           3,380
                                                                        -------------
                                                                                4,300
                                                                        -------------
LOUISIANA -- 3.4%
   Louisiana State, Local Government
      Environmental Facilities Authority,
      Shreveport Convention Center
      Project, RB
         1.660%, 09/04/08 (A) (B)                              10,980          10,980
   Louisiana State, Public Facilities
      Authority, River View Project, RB
         1.770%, 09/04/08 (A)                                  12,200          12,200
   Louisiana State, Public Facilities
      Authority, St. Martins Episcopal
      School Project, RB
         2.900%, 09/04/08 (A) (B)                               1,610           1,610
   Louisiana State, St. James Parish,
      Nustar Logistics Project, RB
         1.630%, 09/03/08 (A) (B)                              13,000          13,000
   St. Tammany Parish, Development
      District, 1077 PPTYS Project, RB
         1.730%, 09/01/08 (A) (B)                               2,240           2,240
   St. Tammany Parish, Development
      District, 12/59 PPTYS Project, RB
         1.730%, 09/03/08 (A) (B)                               3,310           3,310

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   St. Tammany Parish, Development
      District, BCS Development Project, RB
         1.730%, 09/03/08 (A) (B)                       $       3,680   $       3,680
   St. Tammany Parish, Development
      District, Main Street Holdings, Ser A, RB
         1.680%, 09/04/08 (A) (B)                               5,400           5,400
                                                                        -------------
                                                                               52,420
                                                                        -------------
MAINE -- 0.2%
   Maine State, Health & Higher
      Educational Facilities Authority, Piper
      Shores Project, Ser A, RB
      Pre-Refunded @ 100
         7.550%, 01/01/09 (C)                                   1,000           1,016
   Portland, Industrial Development
      Authority, W.W. Grainger Project, RB
         2.060%, 09/03/08                                       1,315           1,315
                                                                        -------------
                                                                                2,331
                                                                        -------------
MARYLAND -- 0.1%
   Frederick, GO
         1.950%, 09/04/08 (A) (B)                               1,300           1,300
                                                                        -------------
MASSACHUSETTS -- 2.4%
   ABN AMRO Munitops Certificate Trust,
      RB, MBIA
         2.030%, 09/01/08 (A)                                  22,495          22,495
   Massachusetts State, Development
      Finance Agency, Belmont Day
      School Project, RB
         1.660%, 09/04/08 (A) (B)                                 585             585
   Massachusetts State, Development
      Finance Agency, Briarwood
      Retirement Project, Ser A, RB
         1.600%, 09/04/08 (A) (B)                               1,500           1,500
   Massachusetts State, Development
      Finance Agency, Jewish Geriatric
      Services Project, RB
         1.520%, 09/03/08 (A) (B)                               2,500           2,500
   Massachusetts State, Development
      Finance Agency, Ser 1336, RB,
      AMBAC
         1.820%, 09/04/08 (A)                                     750             750
   Massachusetts State, Ser B-30, GO
         1.850%, 09/03/08 (A)                                   3,970           3,970
   Massachusetts State, Ser C-27, GO
         1.850%, 09/03/08 (A)                                   4,000           4,000
   Massachusetts State, Special
      Obligation, Ser B-19, RB, FGIC
         1.950%, 09/03/08 (A)                                   1,000           1,000
                                                                        -------------
                                                                               36,800
                                                                        -------------


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 21

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
MICHIGAN -- 2.6%
   Brighton, Area School District, State
      Aid Notes, GO
         3.000%, 03/05/09                               $       4,400   $       4,416
   Michigan State, Building Authority,
      Ser I, RB
         5.500%, 10/15/08                                       3,000           3,009
   Michigan State, Higher Education
      Facilities Authority, Adrian College
      Project, RB
         1.670%, 09/04/08 (A) (B)                               4,040           4,040
   Michigan State, Hospital Finance
      Authority, Ser K, RB, MBIA
         1.700%, 09/03/08 (A)                                  12,995          12,995
   Michigan State, Strategic Fund, Hope
      Network Project, RB
         1.830%, 09/05/08 (A) (B)                               8,435           8,435
   Michigan State, Strategic Fund, Pilgrim
      Manor Project, RB
         2.650%, 09/04/08 (A) (B)                               2,700           2,700
   Northville Township, Economic
      Development Authority, Thrifty
      Northville Project, RB
         1.650%, 09/04/08 (A) (B)                               2,000           2,000
   Northwestern Mutual Life Insurance,
      RB
         7.750%, 09/15/08 (A) (B)                                  12              12
   Oakland County, Economic
      Development Authority, Corners
      Shopping Center, RB
         4.250%, 02/01/09 (A) (B)                               2,270           2,270
                                                                        -------------
                                                                               39,877
                                                                        -------------
MINNESOTA -- 1.1%
   Bloomington, Commercial Development
      Authority, ATS II Project, RB
         1.750%, 09/04/08 (A) (B)                               1,260           1,260
   Brooklyn Center, Commercial
      Development Authority, Brookdale
      Office Park Partnership, RB
         1.700%, 09/04/08 (A) (B)                               1,955           1,955
   Coon Rapids, Hospital Authority, Health
      Center Systems Project, RB
         1.900%, 09/03/08 (A) (B)                               1,655           1,655
   Lauderdale, Children's Home Society
      Project, RB
         1.550%, 09/01/08 (A) (B)                                 365             365
   Minneapolis & St. Paul, Housing &
      Redevelopment Authority, Public
      Radio Project, RB
         1.480%, 09/01/08 (A) (B)                                 200             200

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Minneapolis, Revenue Authority,
      Minnehaha Academy Project, RB
         1.550%, 09/01/08 (A) (B)                       $       3,716   $       3,716
   Minneapolis, Revenue Authority,
      People Serving People Project,
      Ser A, RB
         1.480%, 09/01/08 (A) (B)                                 950             950
   Roseville, Healthcare Facilities
      Authority, Presbyterian Homes
      Project, RB
         1.480%, 09/01/08 (A) (B)                               1,685           1,685
   Roseville, Private School Facilities,
      Northwestern College Project, RB
         1.580%, 09/01/08 (A) (B)                               1,165           1,165
   Stillwater, Industrial Development
      Authority, Supervalu Incorporated
      Project, RB
         1.800%, 09/03/08 (A) (B)                               3,210           3,210
                                                                        -------------
                                                                               16,161
                                                                        -------------
MISSISSIPPI -- 0.4%
   Prentiss County, Industrial
      Development Authority, Eastern
      Heidelberg Project, Ser A, RB
         2.100%, 09/01/08 (A) (B)                               2,500           2,500
   University of Mississippi, Educational
      Building Authority, University
      Facilities Construction Project,
      Ser B-2, RB, FSA
         2.130%, 09/04/08 (A)                                   4,075           4,075
                                                                        -------------
                                                                                6,575
                                                                        -------------
MISSOURI -- 1.7%
   Chesterfield, Industrial Development
      Authority, Gateway Academy Project,
      RB
         1.480%, 09/01/08 (A) (B)                                 300             300
   Clayton, Industrial Development
      Authority, Bailey Court Project, RB
         2.050%, 09/04/08 (A) (B)                               3,500           3,500
   Missouri State, Development Finance
      Board, Association Municipal
      Utilities Lease Project, RB
         1.450%, 09/01/08 (A) (B)                               2,715           2,715
   Missouri State, Health & Educational
      Facilities Authority, Christian
      Brothers Project, Ser A, RB
         1.480%, 09/01/08 (A) (B)                                 700             700
   Missouri State, Health & Educational
      Facilities Authority, De Smet Jesuit
      High School Project, RB
         1.480%, 09/01/08 (A) (B)                                 200             200


            22 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Missouri State, Health & Educational
      Facilities Authority, Drury University
      Project, RB
         1.480%, 09/01/08 (A) (B)                       $       3,000   $       3,000
   Missouri State, Health & Educational
      Facilities Authority, Rockhurst
      University Project, RB
         1.480%, 09/01/08 (A) (B)                               1,600           1,600
   Missouri State, Health & Educational
      Facilities Authority, St. Francis
      Medical Center, Ser A, RB
         1.480%, 09/01/08 (A) (B)                               2,285           2,285
   Missouri State, Health & Educational
      Facilities Authority, St. Joseph-
      St. Pius Project, Ser A, RB
         1.700%, 09/04/08 (A) (B)                               1,880           1,880
   Missouri State, Health & Educational
      Facilities Authority, St. Louis
      University Project, RB
         1.480%, 09/01/08 (A)                                   1,235           1,235
   Missouri State, Health & Educational
      Facilities Authority, St. Louis
      University Project, Ser A, RB
         1.480%, 09/01/08 (A)                                     970             970
   St. Charles County, Industrial
      Development Authority, Sun River
      Village Project, RB
         2.010%, 09/04/08 (A) (B)                               6,000           6,000
   St. Louis County, Industrial
      Development Authority, Schnuck
      Markets Kirkwood Project, RB
         1.690%, 09/04/08 (A) (B)                               1,300           1,300
                                                                        -------------
                                                                               25,685
                                                                        -------------
NEW HAMPSHIRE -- 3.0%
   Cheshire County, TAN
         2.500%, 12/31/08                                       3,600           3,603
   Merrimack County, TAN
         3.500%, 12/30/08                                       4,000           4,015
         2.750%, 12/30/08                                       5,700           5,711
   New Hampshire State, Business
      Finance Authority, Student
      Conservation Association, RB
         1.650%, 09/04/08 (A) (B)                               2,600           2,600
   New Hampshire State, Business
      Finance Authority, Taylor Home
      Project, Ser A, RB
         1.680%, 09/04/08 (A) (B)                               5,525           5,525
   New Hampshire State, Business
      Finance Authority, Taylor Home
      Project, Ser B, RB
         1.660%, 09/04/08 (A) (B)                               4,900           4,900

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   New Hampshire State, Health &
      Education Facilities Authority, Eliot
      Hospital Project, Ser E, RAN
         2.750%, 01/15/09                               $      16,000   $      16,029
   New Hampshire State, Health &
      Education Facilities Authority,
      Seacoast Hospice Project, RB
         1.710%, 09/04/08 (A) (B)                               3,100           3,100
                                                                        -------------
                                                                               45,483
                                                                        -------------
NEW JERSEY -- 0.7%
   Hamilton Township, Mercer County, TAN
         3.500%, 10/24/08                                      11,300          11,311
                                                                        -------------
NEW MEXICO -- 0.7%
   ABN AMRO Munitops Certificate Trust,
      New Mexico Project, Ser 2005-42,
      RB, AMBAC
         2.030%, 09/04/08 (A)                                   7,495           7,495
      Albuquerque, Metropolitan
      Redevelopment Authority, Springer
      Square Project, RB
         2.400%, 09/04/08 (A) (B)                               3,000           3,000
                                                                        -------------
                                                                               10,495
                                                                        -------------
NEW YORK -- 2.3%
   New York State, Dormitory Authority,
      Ser 1370, Cl RB, RB
         1.830%, 09/04/08 (A)                                   1,965           1,965
   New York State, Dormitory Authority,
      Ser B09, RB, FGIC
         1.950%, 09/06/08 (A)                                   5,315           5,315
   New York State, Dormitory Authority,
      Ser G, RB, FGIC
         1.700%, 09/03/08 (A)                                  22,995          22,995
   New York State, Housing Finance
      Agency, Baisley Park Gardens
      Project, Ser A, RB
         1.680%, 09/02/08 (A) (B)                               4,500           4,500
                                                                        -------------
                                                                               34,775
                                                                        -------------
NORTH CAROLINA -- 0.8%
   Eclipse Funding Trust, Solar Eclipse-
      Union Project, Ser 2006-0155, COP,
      AMBAC
         1.660%, 09/04/08 (A) (B)                               3,185           3,185
   North Carolina State, Capital Facilities
      Financing Agency, High Point
      University Project, RB
         1.660%, 09/04/08 (A) (B)                               2,345           2,345


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 23

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   North Carolina State, Capital Facilities
      Financing Agency, The Mental
      Health Association Project, RB
         1.660%, 09/04/08 (A) (B)                       $       2,275   $       2,275
   North Carolina State, Medical Care
      Commission, Lutheran Retirement
      Project, RB
         1.630%, 09/04/08 (A) (B)                               4,800           4,800
                                                                        -------------
                                                                               12,605
                                                                        -------------
NORTH DAKOTA -- 0.2%
   North Dakota, Rural Water Financing
      Authority, Public Construction
      Project, Ser A-2, RB
         2.625%, 09/01/08 (A)                                   3,400           3,400
                                                                        -------------
OHIO -- 5.5%
   Cuyahoga County, Economic
      Development Authority, Cleveland
      Hearing & Speech Project, RB
         1.670%, 09/02/08 (A) (B)                               3,400           3,400
   Greene County, Infastructure Project,
      BAN
         4.100%, 11/18/08                                       6,000           6,009
   Hamilton County, Healthcare Authority,
      Sisters of Charity Senior Care Center
      Project, RB
         1.670%, 09/04/08 (A) (B)                               3,575           3,575
   Monroe, BAN
         3.250%, 03/12/09                                       3,500           3,509
   Ohio State, Air Quality Development
      Authority, First Energy Project, Ser A,
      RB
         1.640%, 09/03/08 (A) (B)                              12,000          12,000
   Ohio State, American Municipal Power
      Authority, BAN
         3.500%, 10/30/08                                       2,284           2,284
   Ohio State, American Municipal Power
      Authority, Bowling Green Project,
      BAN
         3.500%, 11/25/08                                       1,858           1,858
   Ohio State, American Municipal Power
      Authority, Cleveland Public Power
      Project, BAN
         2.250%, 08/14/09                                       1,995           1,997
   Ohio State, American Municipal Power
      Authority, Hubbard Project, BAN
         3.700%, 09/25/08                                         708             708
   Ohio State, American Municipal Power
      Authority, Montpelier Project, BAN
         2.750%, 07/03/09                                       1,450           1,453

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Ohio State, American Municipal Power
      Authority, Newton Falls Project, BAN
         2.500%, 06/30/09                               $       3,200   $       3,204
   Ohio State, American Municipal Power
      Authority, Prairie Street Project, BAN
         3.500%, 04/01/09                                      27,000          27,137
   Ohio State, Higher Educational Facility
      Commission, Kenyon College
      Project, Cl RB, RB
         1.600%, 09/03/08 (A)                                   7,600           7,600
   Perrysburg, BAN
         4.000%, 11/06/08                                       2,753           2,755
   Stark County, Healthcare Facilities
      Authority, Canton Christian Home
      Project, RB
         3.500%, 09/01/08 (A) (B)                               1,915           1,915
   Stark County, Healthcare Facilities
      Authority, Canton Christian Home
      Project, RB
         4.000%, 09/15/08 (A) (B)                               2,365           2,365
   Stark County, Ser 2007-2, BAN
         3.900%, 09/24/08                                       1,465           1,465
   Warrensville Heights, BAN
         2.600%, 02/05/09                                       1,142           1,143
                                                                        -------------
                                                                               84,377
                                                                        -------------
OKLAHOMA -- 0.4%
   Oklahoma State, Water Resource
      Board, RB
         1.650%, 09/01/08 (A)                                   6,480           6,480
                                                                        -------------
OREGON -- 1.5%
   Linn County, School District # 9,
      Ser 1059, GO
         1.830%, 09/04/08 (A)                                   2,995           2,995
   Multnomah County, Higher Education
      Authority, Concordia University
      Portland Project, RB
         1.550%, 09/01/08 (A) (B)                               4,660           4,660
   Oregon State, Facilities Authority,
      Peacehealth Project, Ser C, RB
         1.630%, 09/04/08 (A) (B)                               5,000           5,000
   Oregon State,
      Health/Housing/Educational &
      Cultural Authority, Saint Vincent De
      Paul Project, Ser A, RB
         1.740%, 09/04/08 (A) (B)                               1,600           1,600
   Oregon State, Veterans Welfare, Ser B,
      GO
         1.530%, 09/02/08 (A)                                   3,000           3,000


            24 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Portland, Sewer System Revenue
      Authority, Ser 3043, RB, FSA
         1.930%, 09/01/08 (A)                           $       6,120   $       6,120
                                                                        -------------
                                                                               23,375
                                                                        -------------
PENNSYLVANIA -- 3.1%
   Allegheny County, Industrial
      Development Authority, Sacred
      Heart High School Project, RB
         1.680%, 09/04/08 (A) (B)                               1,200           1,200
   Lawrence County, Industrial
      Development Authority, Villa Maria
      Project, RB
         1.700%, 09/04/08 (A) (B)                               1,200           1,200
   Mount Lebanon, School District,
      Ser B-19, GO, MBIA
         1.950%, 09/03/08 (A)                                   2,400           2,400
   Pennsylvania State, Higher Educational
      Facilities Authority, Association of
      Independent Colleges Project,
      Ser I-5, RB
         1.680%, 09/04/08 (A) (B)                               4,000           4,000
   Philadelphia, Industrial Development
      Authority, School for the Deaf
      Project, RB
         1.670%, 09/04/08 (A) (B)                                 570             570
   Pittsburgh, Water & Sewer Authority,
      First Lien, Ser B, RB, FSA
         1.800%, 09/02/08 (A)                                  36,000          36,000
   West Cornwall Township, Municipal
      Authority, Senior Living Facility -
      Lebanon Valley, RB
         1.650%, 09/04/08 (A) (B)                               2,175           2,175
                                                                        -------------
                                                                               47,545
                                                                        -------------
PUERTO RICO -- 2.4%
   Austin Trust Certificates, Variable
      Certificates, Ser 2008-355
         1.640%, 09/05/08 (A) (B)                              17,600          17,600
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser A,
      RB
         1.350%, 09/01/08 (A) (B)                              14,000          14,000
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser DCL 8, RB, FSA
         1.630%, 09/04/08 (A)                                   5,455           5,455
                                                                        -------------
                                                                               37,055
                                                                        -------------

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
SOUTH CAROLINA -- 1.2%
   Greenville County, School District,
      Ser 982, RB
      Pre-Refunded @ 101
         1.680%, 09/04/08 (A) (C)                       $         195   $         196
   Jasper County, Office Building Project,
      BAN
         2.350%, 07/01/09                                       3,000           3,000
   Macon Trust, Variable Certificates,
      Ser 2007-303, RB
         1.660%, 09/04/08 (A) (B)                               5,585           5,585
   South Carolina State, Public Service
      Authority, Ser 1203, RB, AMBAC
         1.930%, 09/07/08 (A)                                   4,400           4,400
   South Carolina State, Ser 5, GO
         1.700%, 09/03/08 (A)                                   4,385           4,385
                                                                        -------------
                                                                               17,566
                                                                        -------------
SOUTH DAKOTA -- 0.3%
   Watertown, Industrial Development
      Revenue Authority, Supervalu
      Incorporated Project, RB
         1.800%, 09/03/08 (A) (B)                               3,900           3,900
                                                                        -------------
TENNESSEE -- 2.0%
   Blount County, Public Building
      Authority, Local Government Public
      Improvement, Ser A, RB
         1.440%, 09/01/08 (A)                                  26,000          26,000
   Clarksville, Public Building Authority,
      Murffreesboro Project, RB
         1.630%, 09/04/08 (A) (B)                               2,305           2,305
   Shelby County, Health/Educational &
      Housing Facilities Board, St. Peter
      Villa Project, RB
         1.680%, 09/04/08 (A) (B)                               2,220           2,220
                                                                        -------------
                                                                               30,525
                                                                        -------------
TEXAS -- 8.6%
   Atascosa County, Industrial
      Development, San Miguel Electric
      Co-op, RB
         1.680%, 09/04/08 (A)                                  11,100          11,100
   Austin, Hotel Occupancy Tax,
      Ser Sub A, RB
         1.550%, 09/01/08 (A) (B)                               6,260           6,260
   Brazos Harbor, Industrial Development
      Authority, BAFS Corporation Project,
      RB
         1.700%, 09/03/08 (A)                                   6,000           6,000


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 25

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Brazosport, College District,
      Ser D226, GO
         1.700%, 02/15/09 (A)                           $       5,320   $       5,320
   Comal, Independent School District,
      GO
         1.720%, 09/04/08 (A)                                   1,000           1,000
   Denton, Independent School District,
      Ser B, GO
         2.200%, 02/15/09 (A)                                   1,500           1,500
   Deutsche Bank Spears/Lifers Trust,
      Ser 292, RB
         1.850%, 09/04/08 (A)                                  17,740          17,740
   DFA Municipal Trust, Ser 2008-06, RB
         1.930%, 09/04/08 (A) (B)                               8,000           8,000
   DFA Municipal Trust, Ser 49, RB,
      AMBAC
         1.930%, 09/02/08 (A) (B)                               8,000           8,000
   Eclipse Funding Trust, Solar Eclipse-
      El Paso Project, Ser 2006-0071,
      GO, MBIA
         1.650%, 09/04/08 (A) (B)                               3,925           3,925
   Harris County, Flood Control District,
      Ser B, GO
         1.550%, 09/02/08 (A)                                  14,200          14,200
   Harris County, Health Facilities
      Development Authority, Baylor
      College of Medicine Project,
      Ser A, RB
         1.650%, 09/03/08 (A) (B)                              13,100          13,100
   Harris County, Health Facilities
      Development Authority,
      Ser 1018, RB
         1.660%, 09/04/08 (A)                                   4,510           4,510
   Harris County, Hospital District,
      RB, MBIA
         1.660%, 09/04/08 (A)                                   4,075           4,075
   La Porte, Independent School District,
      Ser D227, GO
         1.700%, 02/15/09 (A)                                   6,435           6,435
   Panhandle, Regional Housing Finance
      Agency, Jason Avenue Residential
      Apartments Project, RB
         1.740%, 09/02/08 (A) (B)                               7,500           7,500
   Pflugerville, Independent School
      District, Ser D222, GO
         1.700%, 02/15/09 (A)                                   6,000           6,000
   Tarrant County, Housing Finance
      Authority, Multi-Family Sierra
      Project, Cl RB, RB, FNMA
         1.770%, 09/03/08 (A)                                   4,400           4,400

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Texas State, University Systems
      Financing Revenue, Ser 3476, RB,
      FSA
         2.040%, 09/04/08 (A)                           $       2,995   $       2,995
                                                                        -------------
                                                                              132,060
                                                                        -------------
UTAH -- 0.9%
   Lehi, Electric Utilities Authority, RB,
      FSA
         1.810%, 09/03/08 (A)                                   2,700           2,700
   Riverton, Hospital Authority, Ser 1762,
      RB
         1.660%, 09/04/08 (A)                                   8,000           8,000
   Salt Lake, Valley Fire Service, TRAN
         3.750%, 12/30/08                                       2,800           2,807
                                                                        -------------
                                                                               13,507
                                                                        -------------
VERMONT -- 1.3%
   Vermont State, Educational & Health
      Buildings Financing Agency, Capital
      Asset Financing Program, Ser 1, RB
         1.740%, 09/04/08 (A) (B)                               2,430           2,430
   Vermont State, Educational & Health
      Buildings Financing Agency, Copley
      Hospital Project, Ser A, RB
         1.660%, 09/04/08 (A) (B)                               3,960           3,960
   Vermont State, Educational & Health
      Buildings Financing Agency, Porter
      Hospital Project, Ser A, RB
         1.680%, 09/04/08 (A) (B)                               4,915           4,915
   Vermont State, Educational & Health
      Buildings Financing Agency,
      Springfield Project, Ser A, RB
         1.680%, 09/04/08 (A) (B)                               8,225           8,225
                                                                        -------------
                                                                               19,530
                                                                        -------------
VIRGINIA -- 1.0%
   Lynchburg, Industrial Development
      Authority, Central Health Project,
      Ser B, RB, MBIA
         1.600%, 09/02/08 (A) (B)                               4,700           4,700
   Lynchburg, Industrial Development
      Authority, Central Health Project,
      Ser E, RB, MBIA
         1.630%, 09/02/08 (A) (B)                               4,500           4,500
   Virginia College, Building Authority,
      Ser D223, RB
         1.850%, 02/01/09 (A)                                   6,505           6,505
                                                                        -------------
                                                                               15,705
                                                                        -------------


            26 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
WASHINGTON -- 5.3%
   ABN AMRO Munitops Certificate Trust,
      Ser 2005-28, RB, MBIA
         3.130%, 09/04/08 (A)                           $       6,000   $       6,000
   King County, Sewer Authority, Ser E,
      RB, FGIC
         1.700%, 09/06/08 (A)                                  20,000          20,000
   Northwest Washington, Electrical
      Revenue Authority, Variable
      Certificates, Ser C, RB, FSA
         1.670%, 09/04/08 (A)                                   5,120           5,120
   Pierce County, School District No. 10,
      Ser 1803, GO, FGIC
         1.830%, 09/05/08 (A)                                  20,000          20,000
   Seattle, Municipal Light & Power
      Revenue Authority, Ser SGA 96,
      RB, MBIA
         1.800%, 09/01/08 (A)                                     200             200
   Seattle, Water Systems Authority,
      Ser 2170, RB, FSA
         1.730%, 09/04/08 (A)                                   2,530           2,530
   Washington State, Health Care
      Facilities Authority, Catholic Health
      Project, Ser A-1, RB, FSA
         1.850%, 09/01/08 (A)                                  10,900          10,900
   Washington State, Housing Finance
      Commission, Annie Wright School
      Project, RB
         1.480%, 09/01/08 (A) (B)                                 300             300
   Washington State, Housing Finance
      Commission, Christa Project,
      Ser B, RB
         1.700%, 09/04/08 (A) (B)                                 985             985
   Washington State, Housing Finance
      Commission, Eastside Catholic
      School, Ser A, RB
         1.670%, 09/04/08 (A) (B)                               6,200           6,200
   Washington State, Housing Finance
      Commission, Panorama City Project,
      RB
         1.700%, 09/01/08 (A) (B)                               2,995           2,995
   Washington State, Housing Finance
      Commission, Pioneer Human
      Services Program, RB
         1.610%, 09/04/08 (A) (B)                                 105             105
   Washington State, Ser G, GO, FGIC
         1.670%, 09/04/08 (A)                                   5,170           5,170
                                                                        -------------
                                                                               80,505
                                                                        -------------

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
WEST VIRGINIA -- 1.1%
   Charleston, Building Commission
      Parking Facilities Authority,
      Charleston Town Center Parking
      Project, Ser A, RB
         1.960%, 09/04/08 (A) (B)                       $       8,015   $       8,015
   Parkersburg, Industrial Development
      Aurhority, B-H Associates Project,
      RB
         2.240%, 09/04/08 (A) (B)                               3,500           3,500
   Putnam County, Industrial
      Development Authority, FMC
      Corporation Project, RB
         1.650%, 09/01/08 (A) (B)                               5,300           5,300
                                                                        -------------
                                                                               16,815
                                                                        -------------
WISCONSIN -- 1.5%
   Menomonee Falls, Industrial
      Development Authority, Maysteel
      Project, RB
         1.750%, 09/04/08 (A) (B)                               3,000           3,000
   Milwaukee, Redevelopment Authority,
      Montessori Society School Project,
      RB
         1.550%, 09/01/08 (A) (B)                               1,245           1,245
   Wisconsin State, Health & Educational
      Facilities Authority, Alverno College
      Project, RB
         1.480%, 09/01/08 (A) (B)                               3,400           3,400
   Wisconsin State, Health & Educational
      Facilities Authority, Hospice Care
      Holdings Project, RB
         1.630%, 09/04/08 (A) (B)                                 500             500
   Wisconsin State, Health & Educational
      Facilities Authority, Lutheran College
      Project, RB
      1.450%, 09/01/08 (A) (B)                                    300             300
   Wisconsin State, Health & Educational
      Facilities Authority, Madison Family
      Medicine Project, RB
         2.650%, 09/04/08 (A) (B)                               4,255           4,255
   Wisconsin State, Health & Educational
      Facilities Authority, Mercy Health
      System Project, Ser C, RB
         1.650%, 09/04/08 (A) (B)                               1,960           1,960
   Wisconsin State, Health & Educational
      Facilities Authority, Meriter Hospital
      Project, RB
         1.480%, 09/01/08 (A) (B)                               3,250           3,250


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 27

SCHEDULE OF INVESTMENTS

Institutional Tax Free Fund (Concluded)

August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Wisconsin State, Health & Educational
      Facilities Authority, Meriter Hospital
      Project, Ser C, RB
         1.450%, 09/01/08 (A) (B)                       $       2,900   $       2,900
   Wisconsin State, Health & Educational
      Facilities Authority, Oakwood Project,
      Ser B, RB
         1.650%, 09/04/08 (A) (B)                                 760             760
   Wisconsin State, Health & Educational
      Facilities Authority, Riverview
      Hospital Association Project, RB
         1.480%, 09/01/08 (A) (B)                               2,000           2,000
                                                                        -------------
                                                                               23,570
                                                                        -------------
MULTI-STATE -- 5.6%
   BB&T Municipal Trust, Ser 29, RB
         1.610%, 09/01/08 (A)                                   6,125           6,125
   BB&T Municipal Trust, Ser 31, RB
         1.610%, 09/01/08 (A)                                   1,570           1,570
   BB&T Municipal Trust, Ser 33, RB
         1.610%, 09/02/08 (A)                                   5,145           5,145
   BB&T Municipal Trust, Ser 1024, RB
         1.710%, 09/04/08 (A) (B)                               5,500           5,500
   BB&T Municipal Trust, Ser 1025, RB
         1.710%, 09/01/08 (A) (B)                              11,795          11,795
   BB&T Municipal Trust, Ser 1027, RB
         1.710%, 09/01/08 (A) (B)                              11,085          11,085
   BB&T Municipal Trust, Ser 2008-44,
      RB
         1.840%, 09/01/08 (A)                                  10,745          10,745
   BB&T Municipal Trust, Ser 2028, RB,
      AMBAC
         1.650%, 09/05/08 (A)                                   7,830           7,830
   BB&T Municipal Trust, Ser 2031, RB,
      FSA
         1.650%, 09/04/08 (A)                                   1,700           1,700
   JP Morgan Chase, Ser 2382P, RB
         1.880%, 09/04/08 (A)                                      30              30
   Munitops Certificates Trust II,
   Ser 2007-63, GO
         1.630%, 09/03/08 (A)                                  23,640          23,640
                                                                        -------------
                                                                               85,165
                                                                        -------------
Total Municipal Bonds
   (Cost $1,521,954) ($ Thousands)                                          1,521,954
                                                                        -------------
Total Investments -- 99.5%
   (Cost $1,521,954) ($ Thousands)                                      $   1,521,954
                                                                        =============

Description
-----------

Percentages are based on Net Assets of $1,530,109 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

AMBAC -- American Municipal Bond Assurance Corporation
BAN   -- Bond Anticipation Note
Cl    -- Class
COP   -- Certificate of Participation
FGIC  -- Financial Guaranty Insurance Company
FNMA  -- Federal National Mortgage Association
FSA   -- Financial Security Assistance
GO    -- General Obligation
MBIA  -- Municipal Bond Investors Association
RAN   -- Revenue Anticipation Note
RB    -- Revenue Bond
Ser   -- Series
TA    -- Tax Allocation
TAN   -- Tax Anticipation Note
TRAN  -- Tax and Revenue Anticipation Note
XLCA  -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


           28 SEI Tax Exempt Trust / Annual Report / August 31, 2008

Massachusetts Tax Free Money Market Fund

August 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)*:

                               (BAR CHART OMITTED)

Industrial Development   29.6%
Healthcare               13.8%
General Revenue          13.1%
General Obligations       8.7%
Education                 7.7%
Transportation            7.5%
Nursing Homes             6.8%
Water                     4.5%
Housing                   3.4%
Power                     2.9%
Public Facilities         2.0%

*    Percentages based on total investments.

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
MUNICIPAL BONDS -- 99.5%
MASSACHUSETTS -- 89.5%
   Berkshire, Regional Transit Authority,
      RAN
         4.500%, 09/12/08                               $       2,000   $       2,000
   Boston, Ser D30, GO, FSA
         1.850%, 09/06/08 (A)                                   5,000           5,000
   Deutsche Bank Spears/Lifers Trust,
      Ser 658, RB
         1.690%, 09/04/08 (A)                                   4,100           4,100
   Haverhill, BAN
         3.750%, 11/07/08                                       3,092           3,094
   Massachusetts Bay, Transportation
      Authority, RB
         1.510%, 09/04/08 (A)                                   2,500           2,500
   Massachusetts Bay, Transportation
      Authority, Ser B, RB
         5.125%, 03/01/09                                       1,255           1,286
   Massachusetts Bay, Transportation
      Authority, Ser SGA 123, RB
         1.650%, 09/03/08 (A)                                   1,000           1,000
   Massachusetts State, Development
      Finance Agency, Assumption College
      Project, Ser A, RB
         1.660%, 09/03/08 (A) (B)                               6,310           6,310
   Massachusetts State, Development
      Finance Agency, Bartlett School
      Project, RB
         1.640%, 09/04/08 (A) (B)                               1,275           1,275
   Massachusetts State, Development
      Finance Agency, Belmont Day
      School Project, RB
         1.660%, 09/04/08 (A) (B)                               6,045           6,045
   Massachusetts State, Development
      Finance Agency, Boston College
      High School Project, RB
         1.660%, 09/03/08 (A) (B)                               6,955           6,955

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Massachusetts State, Development
      Finance Agency, Briarwood
      Retirement Project, Ser A, RB
         1.600%, 09/04/08 (A) (B)                       $       7,900   $       7,900
   Massachusetts State, Development
      Finance Agency, Bridgewell Project,
      Ser A, RB
         1.690%, 09/04/08 (A) (B)                               3,000           3,000
   Massachusetts State, Development
      Finance Agency, Dana Hall School
      Project, RB
         1.650%, 09/04/08 (A) (B)                               4,700           4,700
   Massachusetts State, Development
      Finance Agency, Eagle Project, Class
      A, RB, AMBAC
         1.540%, 09/04/08 (A)                                   7,900           7,900
   Massachusetts State, Development
      Finance Agency, Exploration School,
      RB
         1.650%, 09/04/08 (A) (B)                               2,750           2,750
   Massachusetts State, Development
      Finance Agency, ISO New England
      Project, RB
         1.640%, 09/04/08 (A) (B)                               2,700           2,700
   Massachusetts State, Development
      Finance Agency, Jewish Geriatric
      Services Project, RB
         1.520%, 09/03/08 (A) (B)                               8,145           8,145
   Massachusetts State, Development
      Finance Agency, Marine Biological
      Lab Project, RB
         1.680%, 09/04/08 (A) (B)                               5,500           5,500
   Massachusetts State, Development
      Finance Agency, Marino Foundation
      Project, RB
         1.650%, 09/04/08 (A) (B)                               1,600           1,600
   Massachusetts State, Development
      Finance Agency, Scandinavian Living
      Center Project, RB
         1.750%, 09/04/08 (A) (B)                               2,700           2,700
   Massachusetts State, Development
      Finance Agency, Ser 1336, RB,
      AMBAC
         1.820%, 09/04/08 (A)                                   2,700           2,700
   Massachusetts State, Development
      Finance Agency, The Rivers School
      Project, RB
         1.640%, 09/04/08 (A) (B)                               2,900           2,900
   Massachusetts State, Development
      Finance Agency, Walnut Hill School
      District, RB
         1.660%, 09/03/08 (A) (B)                               2,740           2,740


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 29

SCHEDULE OF INVESTMENTS

Massachusetts Tax Free Money Market Fund (Concluded)

August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Massachusetts State, Development
      Finance Agency, Walnut Hill School
      Project, RB
         1.660%, 09/03/08 (A) (B)                       $       3,500   $       3,500
   Massachusetts State, Health &
      Educational Facilities Authority, CIL
      Realty Project, RB
         1.670%, 09/03/08 (A) (B)                               1,900           1,900
   Massachusetts State, Health &
      Educational Facilities Authority,
      Dana-Farber Cancer Institute
      Project, Ser L-1, RB
         1.500%, 09/04/08 (A) (B)                               5,000           5,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Essex Museum Project, RB
         1.600%, 09/04/08 (A) (B)                               3,915           3,915
   Massachusetts State, Health &
      Educational Facilities Authority,
      Falmouth Assited Living Project,
      Ser A, RB
         1.690%, 09/04/08 (A) (B)                               3,100           3,100
   Massachusetts State, Health &
      Educational Facilities Authority,
      Hillcrest Extended Care Project,
      Ser A, RB
         1.620%, 09/03/08 (A) (B)                               3,000           3,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Partners Healthcare System Project,
      Ser F-4, RB
         1.530%, 09/04/08 (A)                                   4,600           4,600
   Massachusetts State, Health &
      Educational Facilities Authority,
      Partners Healthcare Systems
      Project, Ser D-6, RB
         1.350%, 09/01/08 (A)                                      40              40
   Massachusetts State, Health &
      Educational Facilities Authority, Pool
      Loan Program, Ser N, RB
         1.450%, 09/01/08 (A) (B)                               2,000           2,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Ser 2405, RB, FGIC
         1.830%, 09/04/08 (A)                                   6,500           6,500
   Massachusetts State, Health &
      Educational Facilities Authority,
      Sherrill House Project, Ser A-1, RB
         1.500%, 09/04/08 (A) (B)                               3,325           3,325
   Massachusetts State, Health &
      Educational Facilities Authority, The
      Boston Home Project, Ser B, RB
         1.660%, 09/04/08 (A) (B)                               1,400           1,400

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Massachusetts State, Housing Finance
      Agency, Ser 2004-1055, RB
         1.620%, 09/04/08 (A)                           $       1,795   $       1,795
   Massachusetts State, Housing Finance
      Agency, Ser F, RB, FSA
         2.250%, 09/03/08 (A)                                   5,000           5,000
   Massachusetts State, Industrial
      Finance Agency, Goddard House
      Project, Ser 1995, RB
         1.660%, 09/04/08 (A) (B)                               1,720           1,720
   Massachusetts State, Industrial
      Finance Agency, Governor Dummer
      Academy Project, RB
         1.660%, 09/04/08 (A) (B)                                 250             250
   Massachusetts State, Reset Optional
      Certificates Trust II-R, GO, AMBAC
         1.660%, 09/04/08 (A)                                   2,000           2,000
   Massachusetts State, Ser 1290, GO,
      FSA
         1.840%, 09/04/08 (A)                                   2,500           2,500
   Massachusetts State, Ser 449, GO,
      AMBAC
         1.930%, 09/04/08 (A)                                   1,370           1,370
   Massachusetts State, Ser C-27, GO
         1.850%, 09/03/08 (A)                                   4,000           4,000
   Massachusetts State, Special
      Obligation, Ser 10159, RB, FGIC
         1.640%, 09/04/08 (A)                                   1,280           1,280
   Massachusetts State, Special
      Obligation, Ser B-19, RB, FGIC
         1.950%, 09/03/08 (A)                                  11,835          11,835
   Massachusetts State, Turnpike
      Authority, Ser 140, RB, FGIC
         1.630%, 09/06/08 (A) (C)                               5,000           5,000
   Massachusetts State, Water Resources
      Authority, Ser F, RB
         1.500%, 09/04/08 (A)                                   9,000           9,000
   Worcester, GO, FSA
         5.000%, 11/01/08                                       1,500           1,506
                                                                        -------------
                                                                              180,336
                                                                        -------------
PUERTO RICO -- 10.0%
   Deutsche Bank Spears/Lifers Trust,
      Ser 344, RB, MBIA
         1.835%, 09/04/08 (A)                                   6,565           6,565
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser DCL 2008-013,
      RB, FSA
         1.630%, 09/04/08 (A)                                   5,900           5,900
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser 2390, RB, AMBAC
         1.830%, 09/04/08 (A)                                     400             400


            30 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount        Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser DCL 8, RB, FSA
         1.630%, 09/04/08 (A)                           $       2,875   $       2,875
   Puerto Rico Commonwealth, Sales Tax
      Financing, Ser 2006-1984, RB
         1.830%, 09/04/08 (A)                                   4,500           4,500
                                                                        -------------
                                                                               20,240
                                                                        -------------
Total Municipal Bonds
   (Cost $200,576) ($ Thousands)                                              200,576
                                                                        -------------
Total Investments -- 99.5%
   (Cost $200,576) ($ Thousands)                                        $     200,576
                                                                        =============

Percentages are based on Net Assets of $201,557 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C)  Security is escrowed to maturity.

AMBAC -- American Municipal Bond Assurance Corporation
BAN   -- Bond Anticipation Note
FGIC  -- Financial Guaranty Insurance Company
FSA   -- Financial Security Assistance
GO    -- General Obligation
MBIA  -- Municipal Bond Investors Association
RAN   -- Revenue Anticipation Note
RB    -- Revenue Bond
Ser   -- Series

The accompanying notes are an integral part of the financial statements.


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 31

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund

August 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)*:

                              (BAR CHART OMITTED)

General Obligations      20.3%
Education                15.2%
General Revenue          13.3%
Transportation            8.8%
Healthcare                7.3%
Industrial Development    6.6%
Utilities                 6.0%
Airports                  5.1%
Water                     4.1%
Housing                   3.8%
Power                     3.6%
Public Facilities         2.6%
Pollution Control         2.2%
Pollution Control         0.5%
Board Bank Revenue        0.2%
Equipment                 0.2%
Short-Term Investment     0.2%

*    Percentages based on total investments.

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
MUNICIPAL BONDS -- 99.2%
ALABAMA -- 0.8%
   Jefferson County, Public Building
      Authority, RB, AMBAC
         5.000%, 04/01/14                               $       2,000   $       1,936
   Mobile, Industrial Development Board
      of Pollution, Barry Power Company
      Project, Ser B, RB
         4.875%, 06/01/34 (A)                                   3,500           3,585
   Montgomery, BMC Special Care
      Facilities, Baptist Health Project,
      Ser A-2, RB, MBIA
         5.000%, 11/15/13 (B)                                   3,000           3,285
                                                                        -------------
                                                                                8,806
                                                                        -------------
ALASKA -- 1.1%
   Alaska State, Energy & Power Authority,
      Bradley Lake Project, Ser 4, RB,
      FSA
         6.000%, 07/01/14                                       2,920           3,313
   Alaska State, Housing Finance
      Authority, Ser A-1, RB
      Callable 06/01/09 @ 100
         6.000%, 06/01/15                                       1,940           1,965
   Alaska State, Housing Finance
      Authority, Ser B, RB, MBIA
      Callable 06/01/15 @ 100
         5.000%, 12/01/20                                       5,000           5,197
   Alaska State, International Airport
      Authority, Ser A, AMT, RB, MBIA
         5.000%, 10/01/12                                       2,000           2,062
                                                                        -------------
                                                                               12,537
                                                                        -------------

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
ARIZONA -- 3.5%
   Arizona State, Agricultural
      Improvement & Power Authority,
      Salt River Project, Ser A, RB
      Callable 01/01/18 @ 100
         5.000%, 01/01/28                               $       3,400   $       3,525
   Arizona State, Agricultural
      Improvement & Power Authority,
      Salt River Project, Ser B, RB
      Callable 01/01/13 @ 100
         5.000%, 01/01/25                                       4,000           4,100
   Arizona State, Health Facilities
      Authority, Banner Health Project,
      Ser A, RB
      Callable 01/01/17 @ 100
         5.000%, 01/01/18                                       4,500           4,620
   Arizona State, Transportation Board,
      Maricopa County Region Area Road
      Project, RB
         5.000%, 07/01/16                                       1,525           1,691
   Arizona State, Transportation Board,
      Ser Sub A, RB
         5.250%, 07/01/13                                       2,000           2,210
   Arizona State, Water Infrastructure
      Finance Authority, Water Quality
      Project, Ser A, RB
      Callable 10/01/18 @ 100
         5.000%, 10/01/21                                       2,750           2,955
   Mesa, Utility Systems Authority, RB,
      FGIC
         6.500%, 07/01/11                                       2,000           2,205
   Mesa, Utility Systems Authority, RB,
      FGIC
         7.125%, 07/01/11 (B)                                   7,000           7,890
   Phoenix, Civic Improvement
      Corporation, Junior Lien, RB, MBIA
      Callable 07/01/17 @ 100
         5.000%, 07/01/20                                       2,000           2,110
   Pima County, Industrial Development
      Authority, Capital Appreciation,
      Ser B, AMT, RB
      Callable 03/01/14 @ 101
         4.550%, 09/01/25                                       1,425           1,404
   Pima County, Unified School District,
      GO, FSA
      Callable 07/01/12 @ 100
         4.750%, 07/01/14                                       3,000           3,170
   Scottsdale, Industrial Development
      Authority, Scottsdale Healthcare
      Project, Ser A, RB
      Callable 09/01/18 @ 100
         5.000%, 09/01/19                                       3,820           3,804
                                                                        -------------
                                                                               39,684
                                                                        -------------


           32 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
ARKANSAS -- 0.6%
   Arkansas State, Development Finance
      Authority, Mortgage Backed
      Securities Program, Ser A, RB
      Callable 01/01/11 @ 100
         4.700%, 07/01/16                               $         640   $         643
   Arkansas State, University of Central
      Arkansas, Auxiliary Project, Ser C,
      RB, AMBAC
         6.125%, 04/01/26                                       1,535           1,792
   Arkansas State, University of Central
      Arkansas, Student Fee Project,
      Ser B, RB, AMBAC
         6.125%, 04/01/26                                       1,535           1,793
   Arkansas State, University of Central
      Arkansas, Student Housing Project,
      Ser A, RB, AMBAC
         6.000%, 04/01/21                                       1,990           2,262
                                                                        -------------
                                                                                6,490
                                                                        -------------
CALIFORNIA -- 9.5%
   California State, Communities
      Development Authority, Equity
      Residential Project, Ser C, RB
         5.200%, 12/15/08 (A)                                   2,750           2,811
   California State, Communities
      Development Authority, Irvine LLC-
      UCI East Campus Project, RB
      Callable 05/15/18 @ 100
         6.000%, 05/15/23                                       3,500           3,656
   California State, Communities
      Development Authority, Kaiser
      Permanente Project, Ser B, RB
         3.900%, 08/01/31 (A)                                   2,450           2,430
   California State, Communities
      Development Authority, Southern
      California Education Project, Ser A,
      RB, XLCA
         4.100%, 04/01/28 (A)                                   1,890           1,894
   California State, Communities
      Development Authority, St. Joseph
      Project, Ser F, RB, FSA
         5.250%, 07/01/16                                       2,100           2,313
   California State, Department of Water
      Resolution Center, Ser Q, RB
         6.000%, 12/01/10 (B)                                   2,195           2,388
   California State, Economic Recovery
      Authority, Ser A, GO, MBIA
         5.250%, 07/01/13                                       2,000           2,210
   California State, Economic Recovery
      Authority, Ser B, GO
      Callable 07/01/11 @ 100
         5.000%, 07/01/23 (A)                                   4,070           4,347

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   California State, GO
      Callable 04/01/09 @ 100
         6.250%, 10/01/19                               $         480   $         481
   California State, GO
         5.250%, 02/01/11                                       2,000           2,122
         5.000%, 10/01/12                                       5,000           5,401
         5.000%, 08/01/14                                       1,525           1,655
         5.000%, 11/01/15                                       2,325           2,529
   California State, Housing Finance
      Agency, Ser M, AMT, RB
      Callable 02/01/18 @ 100
         5.950%, 08/01/25                                       2,800           2,797
   California State, Pollution Control
      Financing Authority, Pacific Gas
      Project, Ser B, AMT, RB, AMBAC
      Callable 06/01/17 @ 100
         4.750%, 12/01/23                                       4,000           3,585
   California State, Ser 2007, GO
      Callable 12/01/08 @ 100
         5.250%, 06/01/12                                         690             694
   California State, Various Purposes, GO
         5.000%, 03/01/14                                       2,150           2,324
         5.000%, 09/01/15                                       3,625           3,939
   California State, Various Purposes, GO
      Callable 04/01/18 @ 100
         5.000%, 04/01/24                                       6,000           6,128
   Golden State, Tobacco Securitization
      Project, Capital Appreciation Project,
      Ser A, RB, AMBAC
      Callable 06/01/18 @ 100
         4.600%, 06/01/23                                       3,500           2,957
   Golden State, Tobacco Securitization
      Project, Ser 2003 A-1, RB
      Pre-Refunded @ 100
         6.750%, 06/01/13 (C)                                   5,000           5,784
         6.625%, 06/01/13 (C)                                   7,000           8,060
   Golden State, Tobacco Securitization
      Project, Ser A, RB, AMBAC
      Callable 06/01/10 @ 100
         5.000%, 06/01/20                                       1,000           1,005
   Golden State, Tobacco Securitization
      Project, Ser A-1, RB
      Callable 06/01/17 @ 100
         4.500%, 06/01/27                                      10,665           9,463
   Golden State, Tobacco Securitization
      Project, Ser B, RB, FGIC
      Pre-Refunded @ 100
         5.500%, 06/01/13 (C)                                   3,000           3,307
   Imperial, Irrigation & Electric District,
      RB
      Callable 11/01/18 @ 100
         5.250%, 11/01/19                                       1,000           1,092
         5.250%, 11/01/20                                       1,000           1,078


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 33

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Irvine Ranch, Water District, Capital
      Improvement Project, COP
      Callable 10/01/08 @ 100
         2.240%, 09/01/08 (A) (D)                       $         500   $         500
   Kings River, Conservation District,
      Peaking Project, COP
         5.000%, 05/01/12                                       2,300           2,425
   Lammersville, School District #2002,
      Mountain House Project, Special
      Tax Obligation
      Callable 09/01/16 @ 100
         5.125%, 09/01/35                                       1,000             837
   Long Beach, Unified School District,
      Ser D, GO, FSA
      Callable 08/01/10 @ 101
         5.000%, 08/01/31                                       2,250           2,287
   Northern California, Tobacco
      Securitization Authority, Ser A-1, RB
      Callable 06/01/15 @ 100
         4.750%, 06/01/23                                         895             808
   Roseville Westpark, Community
      Facilities District #1, Special
      Tax Obligation
      Callable 03/01/09 @ 103
         5.200%, 09/01/26                                       1,000             861
   San Diego County, Regional Airport
      Authority, AMT, RB, AMBAC
         5.000%, 07/01/11                                       2,135           2,236
   Southern California, Metropolitan Water
      District, Ser B, RB
         5.000%, 07/01/14                                       3,800           4,216
   University of California, Ser A, RB,
      AMBAC
         5.000%, 05/15/13                                       5,500           6,001
                                                                        -------------
                                                                              106,621
                                                                        -------------
COLORADO -- 0.7%
   Colorado State, Housing & Finance
      Authority, Single-Family Housing
      Project, Ser C-3, RB
      Callable 10/06/08 @ 105
         6.750%, 05/01/17                                          20              20
   Colorado State, Housing & Finance
      Authority, Single-Family Housing
      Project, Ser Sub C, RB
      Callable 08/01/11 @ 102
         4.875%, 08/01/13                                         180             180
   Denver City & County, Justice System,
      GO
         5.250%, 08/01/17                                       7,000           7,890
                                                                        -------------
                                                                                8,090
                                                                        -------------

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
CONNECTICUT -- 0.1%
   Connecticut State, Transportation
      Infrastructure Authority, Special
      Tax Obligation, Ser B, RB
         6.125%, 09/01/12                               $       1,100   $       1,198
                                                                        -------------
DISTRICT OF COLUMBIA -- 0.1%
   District of Columbia, Ser A-1, GO,
      MBIA
         6.500%, 06/01/09                                       1,085           1,121
                                                                        -------------
FLORIDA -- 6.2%
   Broward County, Airport System
      Authority, Ser L, RB, AMBAC
      Callable 10/01/14 @ 100
         5.000%, 10/01/16                                       3,500           3,701
   Broward County, School Board, Ser B,
      COP, FSA
         5.250%, 07/01/16                                       5,000           5,494
   East Homestead, Community
      Development District, Ser B, SAB
         5.000%, 05/01/11                                       1,985           1,880
   Escambia County, Health Facilities
      Authority, Ascension Health Credit
      Project, Ser A, RB
         5.250%, 11/15/13                                       1,500           1,601
   Florida State, Board of Education,
      Capital Outlay-2006 Project, Ser A,
      GO
         5.000%, 06/01/16                                       5,000           5,512
   Florida State, Citizens Property
      Insurance, Secured-High Risk
      Account Project, Ser A, RB, MBIA
         5.000%, 03/01/14                                       2,500           2,613
   Florida State, Division of Bond Finance,
      Environmental Protection
      Preservation Project, Ser A, RB, FSA
         6.000%, 07/01/13                                       3,490           3,962
   Florida State, Florida Hurricane
      Catastrophe Fund, Ser A, RB
         5.250%, 07/01/12                                       2,500           2,622
   Florida State, Housing Finance
      Authority, Homeowner Mortgage
      Project, Ser 1, RB, FSA
      Callable 07/01/10 @ 100
         5.750%, 01/01/17                                          70              70
   Gulf Breeze, Miami Beach Local
      Government Project, Ser E, RB,
      FGIC
         5.000%, 12/01/20                                       1,465           1,548
   Hillsborough County, Aviation Authority,
      Tampa International Airport Project,
      Ser A, RB, FSA
         5.500%, 10/01/09                                       2,820           2,912


            34 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Hillsborough County, Capacity Special
      Assessment Obligation, FGIC
         5.000%, 03/01/16                               $       3,375   $       3,585
   Hillsborough County, School Board,
      COP, MBIA
         5.000%, 07/01/16                                       1,290           1,387
   Jacksonville, Aviation Authority, AMT,
      RB, AMBAC
         5.000%, 10/01/15                                       2,910           3,028
   Miami-Dade County, Educational
      Facilities Authority, University of
      Maimi Project, Ser B, RB, AMBAC
         5.000%, 04/01/17                                       2,000           2,136
   Miami-Dade County, Educational
      Facilities Authority, University of
      Miami Project, Ser A, RB, AMBAC
      Pre-Refunded @ 100
         5.000%, 04/01/14 (C)                                   4,500           4,971
   Miami-Dade County, Public Facilities
      Authority, Jackson Health Systems
      Project, Ser B, RB, MBIA
         5.000%, 06/01/14                                       4,370           4,680
   Miami-Dade County, Water & Sewer
      Authority, Ser B, RB, FSA
         5.250%, 10/01/19                                       3,000           3,265
   Orlando, Aviation Authority, Ser A,
      AMT, RB, FSA
         5.000%, 10/01/15                                       3,500           3,577
   Orlando, Utilities Commission, RB
         5.000%, 10/01/13                                       2,500           2,734
   Palm Beach County, Solid Waste
      Authority, RB, AMBAC
         5.000%, 10/01/11                                       3,000           3,190
   South Miami, Health Facilities
      Authority, Baptist Health Group
      Project, RB
      Pre-Refunded @ 100
         5.250%, 02/01/13 (C)                                   4,000           4,391
                                                                        -------------
                                                                               68,859
                                                                        -------------
GEORGIA -- 4.2%
   Burke County, Development Authority,
      Oglethorpe Power Project, Ser 2006
      C-2, RB, AMBAC
         4.625%, 10/01/08 (A)                                   4,150           4,205
   Gainesville, Redevelopment Authority,
      Riverside Military Academy Project,
      RB
      Callable 03/01/17 @ 100
         5.125%, 03/01/37                                       2,000           1,654

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Georgia State, Housing & Finance
      Authority, Single Family Mortgage
      Project, Ser Sub B-4, AMT, RB
      Callable 11/01/09 @ 100
         5.250%, 06/01/20                               $       2,790   $       2,790
   Georgia State, Main Street Natural Gas,
      Ser A, RB
         5.000%, 03/15/14                                       3,560           3,631
   Georgia State, Main Street Natural Gas,
      Ser B, RB
         5.000%, 03/15/15                                         850             810
         5.000%, 03/15/16                                       3,000           2,829
   Georgia State, Municipal Electric Power
      Authority, Ser V, RB, MBIA
         6.500%, 01/01/12                                       2,935           3,162
   Georgia State, Ser B, GO
         5.000%, 07/01/13                                       2,000           2,193
   Georgia State, Ser B, GO
      Callable 04/01/17 @ 100
         5.000%, 04/01/18                                       2,195           2,415
   Georgia State, Ser D, GO
         6.700%, 08/01/10                                       3,600           3,913
   Georgia State, Ser E, GO
         5.000%, 08/01/12                                       4,205           4,568
   Gwinnett County, School District, GO
         5.000%, 02/01/11                                       4,500           4,786
   Gwinnett County, School District, GO
      Callable 02/01/18 @ 100
         5.000%, 02/01/21                                       2,200           2,360
         5.000%, 02/01/23                                       3,080           3,272
   Marietta, Development Authority, Life
      University Project, RB
      Callable 06/15/18 @ 100
         6.250%, 06/15/20                                       1,245           1,201
   Savannah, Hospital Authority, St.
      Joseph's/Chandler Health Systems
      Project, Ser B, RB, FSA
      Callable 01/01/09 @ 101
         5.250%, 07/01/09                                       2,625           2,675
                                                                        -------------
                                                                               46,464
                                                                        -------------
HAWAII -- 0.1%
   Honolulu City & County, Water
      Authority, Ser B, AMT, RB, MBIA
         5.000%, 07/01/15                                       1,000           1,057
                                                                        -------------
IDAHO -- 0.6%
   Idaho State, Health Facilities Authority,
      St. Luke's Regional Medical Center
      Project, RB, FSA
      Callable 09/05/08 @ 100
         2.800%, 09/01/08 (A)                                   3,000           3,000


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 35

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Idaho State, Housing & Finance
      Association, Federal Highway
      Transportation Project, Ser A, RAN
      Callable 07/15/18 @ 100
         5.250%, 07/15/21                               $       3,290   $       3,591
   Idaho State, Housing & Finance
      Association, Single-Family Mortgage
      Project, Ser C, AMT, RB
      Callable 01/01/11 @ 100
         5.600%, 01/01/21                                         185             186
                                                                        -------------
                                                                                6,777
                                                                        -------------
ILLINOIS -- 2.5%
   Chicago, Airport Authority, O'Hare
      International Airport Project, Second
      Lien, AMT, RB, AMBAC
      Callable 01/01/10 @ 101
         5.500%, 01/01/12                                       7,500           7,709
   Chicago, Ser A, GO, MBIA
      Pre-Refunded @ 100
         5.000%, 01/01/13 (C)                                     455             495
   Chicago, Ser A-2, GO, AMBAC
         6.125%, 01/01/12                                       5,000           5,532
   Chicago, Transit Authority, Public
      Building Commission, RB, AMBAC
         5.000%, 03/01/13 (B)                                   2,000           2,187
   Chicago, Water Authority, Capital
      Improvement Tax, GO
      Pre-Refunded @ 100
         5.000%, 12/01/16 (C)                                   5,000           5,605
   Illinois State, Health Facilities Authority,
      Condell Medical Center Project, RB
         6.000%, 05/15/10                                         465             467
   Illinois State, Ser B, GO
         5.000%, 01/01/13                                       5,000           5,422
                                                                        -------------
                                                                               27,417
                                                                        -------------
INDIANA -- 1.9%
   Indiana State, Finance Authority, State
      Revolving Funding Program, Ser A,
      RB
         5.000%, 02/01/16                                       3,000           3,314
   Indiana State, Health Facilities
      Financing Authority, Ascension
      Health Project, Ser A, RB
         5.000%, 10/01/27 (A)                                   4,900           5,083
   Indiana State, Office Building
      Commission, State Office Building II
      Facilities Project, Ser D, RB
         6.900%, 07/01/11                                       3,105           3,286

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Indiana University, Student Fees
      Project, Ser S, RB
      Callable 08/01/18 @ 100
         5.000%, 08/01/19                               $       2,000   $       2,173
   Indianapolis, Airport Authority,
      Industrial Public Improvement
      Project, Ser F, AMT, RB, AMBAC
         5.000%, 01/01/15                                       2,000           2,018
   Indianapolis, Thermal Energy Systems
      Project, Ser A, RB, MBIA
      Callable 10/01/11 @ 101
         5.500%, 10/01/12                                       2,860           3,030
   Jasper County, Industrial Pollution
      Control Board, Ser B, RB, MBIA
         5.600%, 11/01/16                                       2,400           2,433
                                                                        -------------
                                                                               21,337
                                                                        -------------
IOWA -- 0.7%
   Iowa State, Finance Authority, Pollution
      Control Facilities, Interstate Power
      Project, RB, FGIC
         5.000%, 07/01/14                                       2,250           2,245
   Iowa State, Tobacco Settlement
      Authority, Ser B, RB
      Pre-Refunded @ 101
         5.600%, 06/01/11 (C)                                   5,000           5,415
                                                                        -------------
                                                                                7,660
                                                                        -------------
KANSAS -- 0.7%
   Kansas State, Department of
      Transportation, Ser B-1, RB
      Callable 10/01/08 @ 100
         2.270%, 09/01/08 (A)                                   5,000           5,000
   Sedwick & Shawnee Counties,
      Mortgage Backed Securities
      Program, Ser B-3, AMT, RB
      Callable 12/01/16 @ 104
         5.250%, 12/01/38                                       1,825           1,782
   Wyandotte County, Legends Village
      West Project, RB
      Callable 10/01/16 @ 100
         4.875%, 10/01/28                                       1,460           1,235
                                                                        -------------
                                                                                8,017
                                                                        -------------
LOUISIANA -- 0.3%
   De Soto Parish, Pollution Control
      Authority, International Paper
      Project, Ser A, RB
         5.000%, 10/01/12                                         930             925


           36 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Louisiana State, Public Facilities
      Authority, Archdiocese of New
      Orleans Project, RB, CIFG
      Callable 07/01/17 @ 100
         5.000%, 07/01/20                               $         880   $         887
   New Orleans, Aviation Board, Ser B-2,
      AMT, RB, FSA
         5.000%, 01/01/13                                       1,735           1,793
                                                                        -------------
                                                                                3,605
                                                                        -------------
MARYLAND -- 3.1%
   Maryland State, Department of
      Transportation, Port Administration
      Facilities Project, AMT, COP, AMBAC
         5.250%, 06/15/14                                       1,335           1,413
   Maryland State, Health & Higher
      Educational Facilities Authority,
      Johns Hopkins Health Systems
      Project, RB
         5.000%, 05/15/46 (A)                                     790             826
   Maryland State, State & Local Facilities
      Lien, Capital Improvement Project,
      Ser A, GO
         5.500%, 03/01/14                                       2,195           2,475
   Maryland State, State & Local Facilities
      Lien, Ser 1, GO
         5.000%, 03/15/17                                       3,000           3,341
   Maryland State, State & Local Facilities
      Lien, Ser 1, GO
      Callable 03/15/17 @ 100
         5.000%, 03/15/19                                       5,040           5,500
   Maryland State, State & Local Facilities
      Lien, Ser 2, GO
         5.000%, 08/01/14                                       4,000           4,430
         5.000%, 08/01/16                                       7,750           8,655
         5.000%, 07/15/18                                       5,000           5,568
   Maryland State, Transportation
      Authority, RB
         5.000%, 03/01/16                                       2,600           2,871
                                                                        -------------
                                                                               35,079
                                                                        -------------
MASSACHUSETTS -- 6.2%
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB
         5.500%, 03/01/12                                       3,300           3,488
   Massachusetts Bay, Transportation
      Authority, Ser A, RB
         5.000%, 07/01/22                                       3,000           3,263
         5.000%, 07/01/23                                       3,000           3,238

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Massachusetts State, Federal Highway
      Authority, Special Obligation, Ser A,
      GAN, FSA
         5.000%, 12/15/13                               $       4,000   $       4,386
      Massachusetts State, Federal Highway
      Project, Ser A, GAN, FSA
         5.000%, 12/15/14                                      10,000          11,010
   Massachusetts State, Health &
      Educational Facilities Authority,
      Boston Medical Center Project, RB
      Callable 07/01/18 @ 100
         5.250%, 07/01/38                                         440             400
   Massachusetts State, Health &
      Educational Facilities Authority,
      Caregroup Project, Ser E-2, RB
      Callable 07/01/18 @ 100
         5.375%, 07/01/21                                       4,775           4,846
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lahey Clinic Medical Center Project,
      Ser C, RB, FGIC
         5.000%, 08/15/14                                       2,395           2,528
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lowell General Hospital Project,
      Ser B, RB, FSA
      Callable 10/06/08 @ 101
         5.250%, 06/01/11                                       1,585           1,603
   Massachusetts State, Housing Finance
      Agency, Ser D, AMT, RB
      Callable 12/01/09 @ 100
         3.900%, 09/04/08 (A)                                   2,000           2,024
   Massachusetts State, Ser A, GO
      5.250%, 08/01/13                                          3,235           3,574
      5.250%, 08/01/15                                          5,000           5,598
   Massachusetts State, Ser C, GO,
      AMBAC
         5.000%, 08/01/10 (B)                                     190             200
   Massachusetts State, Ser C, GO, FSA
         5.500%, 12/01/17                                       3,000           3,450
   Massachusetts State, Ser D, GO
      Pre-Refunded @ 100
         4.750%, 08/01/16 (C)                                   5,000           5,479
   Massachusetts State, Ser E, GO,
      AMBAC
      Pre-Refunded @ 100
         5.000%, 11/01/16 (C)                                   3,000           3,360
   Massachusetts State, Water Pollution
      Abatement Authority, RB
         5.000%, 08/01/20                                       3,365           3,688
   Massachusetts State, Water Pollution
      Abatement Authority, Ser 1, RB
         5.000%, 08/01/15                                       2,770           3,059
         5.000%, 08/01/16                                       2,250           2,498


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 37

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Massachusetts State, Water Resources
      Authority, Ser A, RB, FGIC
         6.125%, 08/01/11 (B)                           $       1,500   $       1,647
                                                                        -------------
                                                                               69,339
                                                                        -------------
MICHIGAN -- 2.0%
   Chippewa Valley, School District, GO,
      FSA
      Callable 11/01/16 @ 100
         4.500%, 05/01/22                                       1,735           1,755
   Detroit, Sewer & Disposal Authority,
      Ser A, RB, FSA
      Pre-Refunded @ 100
         5.000%, 07/01/13 (C)                                   5,000           5,479
   Detroit, Water Supply Systems
      Authority, Second Lien, Ser B, RB,
      MBIA
      Pre-Refunded @ 100
         5.000%, 07/01/13 (C)                                   2,435           2,663
   Michigan State, Environmental
      Protection Program, GO
         6.250%, 11/01/12                                       3,000           3,222
   Wayne Charter County, Airport
      Authority, Detroit Metro Project,
      Ser A, AMT, RB, MBIA
      Callable 12/01/08 @ 101
         5.250%, 12/01/11                                       9,645           9,763
                                                                        -------------
                                                                               22,882
                                                                        -------------
MINNESOTA -- 1.0%
   Minnesota State, GO
         5.000%, 11/01/11                                       3,800           4,090
         5.000%, 06/01/14                                       1,400           1,543
   Minnesota State, Retirement Systems
      Building Project, RB
      Callable 06/01/10 @ 100
         5.875%, 06/01/27                                         920             956
   St. Louis Park, Health Care Authority,
      Nicollet Health Services Project,
      Ser C, RB
         5.500%, 07/01/17                                       4,240           4,448
                                                                        -------------
                                                                               11,037
                                                                        -------------
MISSISSIPPI -- 0.0%
   Mississippi State, Single-Family
      Housing Authority, Ser D, RB
      Callable 10/09/08 @ 104
         6.650%, 07/01/12 (A)                                     245             255
                                                                        -------------

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
MISSOURI -- 0.8%
   Missouri State, Development Finance
      Board of Infrastructure, Crackerneck
      Creek Project, Ser C, RB
      Callable 03/01/16 @ 100
         5.000%, 03/01/28                               $       1,155   $       1,132
   Missouri State, Development Finance
      Board of Infrastructure, Crackerneck
      Creek Project, Ser C, TA
      Callable 03/01/14 @ 100
         5.000%, 03/01/26                                       1,000             993
   Missouri State, Joint Municipal Electric
      Utility Commission, Iatan 2 Project,
      Ser A, RB, AMBAC
         5.000%, 01/01/15                                       2,000           2,120
   St. Louis, Airport Authority, Lambert
      International Airport Project, Ser A,
      RB, FSA
         5.000%, 07/01/14                                       4,000           4,277
                                                                        -------------
                                                                                8,522
                                                                        -------------
MONTANA -- 0.2%
   Montana State, Department of
      Transportation Authority, Highway 93
      Construction Project, GAN, MBIA
      Callable 06/01/15 @ 100
         5.250%, 06/01/16                                       2,500           2,764
                                                                        -------------
NEVADA -- 0.3%
   Clark County, Airport Authority, Sub
      Lien, Ser A-1, AMT, RB, AMBAC
      Callable 07/01/17 @ 100
         5.000%, 07/01/19                                       1,000             981
   Henderson, Local Improvement
      Districts, Ser T-18, SAB
      Callable 03/01/09 @ 103
         5.300%, 09/01/35                                       3,000           2,017
                                                                        -------------
                                                                                2,998
                                                                        -------------
NEW JERSEY -- 3.8%
   Gloucester County, Solid Waste
      Improvement Authority, Waste
      Management Project, Ser A, RB
         6.850%, 12/01/29 (A)                                   2,000           2,051
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser I, RB
         5.500%, 09/01/15                                       3,110           3,468
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser O, RB
         5.000%, 03/01/13                                       4,000           4,287


            38 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   New Jersey State, Equipment Lease &
      Purchase Project, Ser A, COP
         5.000%, 06/15/14                               $       2,500   $       2,680
   New Jersey State, Ser K, GO
         5.125%, 07/15/18                                       6,500           7,225
   New Jersey State, Tobacco Settlement
      Authority, RB
      Pre-Refunded @ 100
         6.750%, 06/01/13 (C)                                   2,645           3,092
   New Jersey State, Tobacco Settlement
      Authority, RB
         5.500%, 06/01/11 (B)                                   2,000           2,158
   New Jersey State, Tobacco Settlement
      Authority, Ser 1A, RB
      Callable 06/01/17 @ 100
         4.500%, 06/01/23                                       1,510           1,357
   New Jersey State, Transportation Trust
      Fund Authority, RB, AMBAC
         5.250%, 12/15/22                                       5,000           5,375
   New Jersey State, Transportation Trust
      Fund Authority, Transportation
      Systems Project, Ser A, RB
         5.250%, 12/15/20                                       7,250           7,851
   New Jersey State, Transportation Trust
      Fund Authority, Transportation
      Systems Project, Ser A, RB, AMBAC
         5.500%, 12/15/15                                       2,750           3,073
                                                                        -------------
                                                                               42,617
                                                                        -------------
NEW MEXICO -- 0.5%
   Jicarilla, Apache Nation Reservation,
      Ser A, RB
         5.000%, 09/01/11                                       1,000           1,054
         5.000%, 09/01/13                                       3,200           3,421
   New Mexico State, Mortgage Finance
      Authority, Single-Family Mortgage
      Program, Ser D-2, AMT, RB
      Callable 10/06/08 @ 102
         6.000%, 01/01/29                                       1,620           1,624
                                                                        -------------
                                                                                6,099
                                                                        -------------
NEW YORK -- 8.1%
   Dutchess County, Industrial
      Development Agency, IBM Project,
      AMT, RB
      Callable 12/01/09 @ 100
         5.450%, 12/01/08 (A)                                   4,500           4,661
   Metropolitan New York, Transportation
      Authority, Ser A, RB
         5.000%, 11/15/18                                       2,500           2,697
   Metropolitan New York, Transportation
      Authority, Ser C, RB
         5.000%, 11/15/12                                       2,930           3,155

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   New York & New Jersey, Port Authority,
      Ser 131, AMT, RB
      Callable 06/15/13 @ 101
         5.000%, 12/15/13                               $       1,550   $       1,669
   New York City, Industrial Development
      Agency, Terminal One Group
      Association Project, AMT, RB
         5.500%, 01/01/14                                       2,000           2,137
   New York City, Ser B, GO
         5.500%, 08/01/11                                       2,000           2,157
         5.250%, 08/01/11                                       2,000           2,143
   New York City, Ser G, GO
         5.000%, 08/01/13                                       2,500           2,707
   New York City, Ser H, GO, FGIC
      Callable 08/01/14 @ 100
         5.000%, 08/01/15                                       3,500           3,768
   New York City, Ser K, GO
      Callable 08/01/15 @ 100
         5.000%, 08/01/21                                       5,000           5,168
   New York City, Transitional Finance
      Authority, Future Secured Tax
      Project, Ser B, RB
      Callable 05/01/17 @ 100
         5.000%, 11/01/18                                       2,815           3,073
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Callable 11/01/11 @ 100
         5.500%, 11/01/08 (A)                                   3,250           3,491
   New York State, Dormitory Authority,
      Orange Regional Medical Center
      Project, RB
      Callable 12/01/18 @ 100
         6.500%, 12/01/21                                       2,500           2,598
   New York State, Dormitory Authority,
      Ser B, RB
      Callable 05/15/12 @ 100
         5.250%, 11/15/08 (A)                                   7,000           7,456
   New York State, Dormitory Authority,
      Ser B, RB, XLCA
         5.250%, 01/01/09 (A)                                   4,275           4,590
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, Ser A, RB, MBIA
         5.500%, 05/15/13                                       8,125           8,876
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, Ser 2, RB
         5.750%, 06/15/12                                         190             211
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, Ser B, RB
      Callable 06/15/18 @ 100
         5.000%, 06/15/21                                       1,580           1,691


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 39

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   New York State, Mortgage Agency,
      Homeowner Mortgage Project,
      Ser 87, RB
      Callable 09/01/09 @ 100
         5.150%, 04/01/17                               $       1,310   $       1,324
   New York State, Thruway Authority,
      Ser B, RB, AMBAC
         5.250%, 04/01/13                                       4,050           4,426
   New York State, Tobacco Settlement
      Authority, RB
      Callable 06/01/13 @ 100
         5.500%, 06/01/20                                       1,615           1,695
   New York State, Tobacco Settlement
      Authority, Ser B, RB
         5.000%, 06/01/12                                       2,570           2,742
   New York State, Urban Development
      Authority, Capital Correctional
      Facilities Project, Ser A, RB, FSA
         6.500%, 01/01/10                                       4,135           4,355
   New York State, Urban Development
      Authority, Ser A, RB
         5.000%, 01/01/17                                       1,175           1,228
   Triborough Bridge & Tunnel Authority,
      RB
         5.000%, 11/15/17                                       2,150           2,378
   Triborough Bridge & Tunnel Authority,
      Ser Sub B-1, RB
      Callable 11/15/13 @ 100
         5.000%, 11/15/25 (A)                                   5,000           5,373
   Triborough Bridge & Tunnel Authority,
      Ser Sub B-3, RB
      Callable 11/15/15 @ 100
         5.000%, 11/15/38 (A)                                   2,250           2,421
   TSASC, Ser 1, RB
      Pre-Refunded @ 100
         5.750%, 07/15/09 (C)                                   2,520           2,610
                                                                        -------------
                                                                               90,800
                                                                        -------------
NORTH CAROLINA -- 0.9%
   North Carolina State, Medical Care
      Commission, First Mortgage-
      Presbyterian Homes Project, RB
      Callable 10/01/16 @ 100
         5.500%, 10/01/31                                       2,360           2,161
   North Carolina State, Medical Care
      Commission, Novant Health
      Obligation Group Project, Ser A, RB
         5.000%, 11/01/13                                       3,500           3,688
   North Carolina State, Ser A, GO
         5.000%, 06/01/14                                       2,400           2,652

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Raleigh-Durham, Airport Authority,
      AMT, RB, FGIC
      Callable 05/01/17 @ 100
         5.000%, 05/01/18                               $       2,000   $       1,980
                                                                        -------------
                                                                               10,481
                                                                        -------------
NORTH DAKOTA -- 0.1%
   Williams County, Sales Tax, RB
      Callable 11/01/14 @ 100
         5.000%, 11/01/31                                       1,000             912
                                                                        -------------
OHIO -- 2.6%
   Buckeye, Tobacco Settlement
      Financing Authority, Ser A-2, RB
      Callable 06/01/17 @ 100
         5.125%, 06/01/24                                       7,765           7,085
   Columbus, School District, School
      Facilities Construction &
      Improvement Project, GO, FSA
      Pre-Refunded @ 100
         5.250%, 12/01/14 (C)                                   3,000           3,381
   Erie County, Hospital Facilities
      Authority, Firelands Regional
      Medical Center, Ser A, RB
         5.500%, 08/15/10                                       1,000           1,033
   Lakewood, Hospital Improvement
      Authroity, Lakewood Hospital
      Association Project, RB
         5.500%, 02/15/13                                       2,500           2,633
   Ohio State, Conservation Projects,
      Ser A, GO
         5.000%, 09/01/15                                       1,985           2,197
   Ohio State, GO
         6.100%, 08/01/12                                       2,000           2,248
   Ohio State, Higher Education Facilities
      Commission, Case Weston Reserve
      University Project, RB
         6.250%, 10/01/18                                       1,000           1,189
   Ohio State, Higher Education Facilities
      Commission, Kenyon College
      Project, RB
      Callable 09/08/08 @ 100
         1.600%, 09/03/08 (A)                                     750             750
   Ohio State, Ser A, GO
         5.000%, 06/15/13                                       4,480           4,895
   Ohio State, Water Development
      Authority, Fresh Water Project, RB
         5.500%, 06/01/20                                       2,760           3,156
                                                                        -------------
                                                                               28,567
                                                                        -------------


            40 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
OKLAHOMA -- 0.2%
   Norman, Regional Hospital Authority,
      Refinance & Improvement Project,
      RB, Radian
         5.250%, 09/01/15                               $       1,725   $       1,796
                                                                        -------------
OREGON -- 1.1%
   Oregon State, Department of
      Transportation, Ser A, RB
      Pre-Refunded @ 100
         5.250%, 11/15/14 (C)                                   5,900           6,646
   Portland, Sewer System Authority, First
      Lien, Ser A, RB
         5.000%, 06/15/18                                       5,000           5,516
                                                                        -------------
                                                                               12,162
                                                                        -------------
PENNSYLVANIA -- 5.9%
   Allegheny County, Higher Education
      Building Authority, Carnegie Mellon
      University Project, RB
      Callable 10/01/08 @ 100
         1.300%, 09/01/08 (A)                                   1,800           1,800
   Allegheny County, Hospital
      Development Authority, Pittsburgh
      Medical Center Project, Ser A, RB
         5.000%, 09/01/15                                       5,000           5,321
   Delaware Valley, Regional Finance
      Authority, RB
         5.500%, 07/01/12                                       5,925           6,410
   Delaware Valley, Regional Financial
      Authority, RB
         5.750%, 07/01/17                                       3,000           3,394
   Erie, Higher Education Building
      Authority, Mercyhurst College
      Project, Ser A, RB
      Callable 03/15/15 @ 100
         4.750%, 03/15/20                                       2,250           2,169
   Lancaster County, Higher Education
      Authority, Franklin & Marshall
      College Project, RB
      Callable 04/15/16 @ 100
         5.000%, 04/15/24                                       2,525           2,571
   Lancaster County, Hospital Authority,
      Lancaster General Hospital Project,
      Ser B, RB
      Callable 03/15/17 @ 100
         5.000%, 03/15/21                                       2,510           2,557
   Pennsylvania State, Economic
      Development Financing Authority,
      Colver Project, Ser F, AMT, RB,
      AMBAC
         5.000%, 12/01/14                                       4,000           4,021

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Pennsylvania State, Economic
      Development Financing Authority,
      PSEG Power LLC Project, AMT, RB
      Callable 01/15/09 @ 100
         4.000%, 01/15/42 (A)                           $       7,000   $       7,027
   Pennsylvania State, GO, FSA
         5.375%, 07/01/17                                       4,200           4,776
         5.375%, 07/01/18                                       2,500           2,842
   Pennsylvania State, Health Authority,
      Geisinger Health Systems Project,
      RB
      Callable 10/01/08 @ 100
         1.350%, 09/01/08 (A)                                     500             500
   Pennsylvania State, Higher Educational
      Facilities Authority, Allegheny
      Delaware Valley Obligation, Ser A,
      RB, MBIA
         5.500%, 11/15/08                                       1,000           1,006
   Pennsylvania State, Higher Educational
      Facilities Authority, Penn State
      University Project, Ser A, RB
      Callable 02/15/18 @ 100
         5.000%, 08/15/20                                       2,215           2,381
   Pennsylvania State, Higher Educational
      Facilities Authority, Waynesburg
      College, Ser J-4, RB
         3.300%, 11/01/08 (A) (D)                               3,600           3,601
   Pennsylvania State, Ser 2, GO
         5.500%, 01/01/14                                       2,500           2,795
   Pennsylvania State, Ser A, GO
         5.000%, 08/01/15                                       5,000           5,524
   Philadelphia, Airport Authority, Ser A,
      AMT, RB, FSA
         5.000%, 06/15/14                                       3,650           3,738
   Sayre, Healthcare Facilities Authority,
      Guthrie Health Project, Ser A, RB
         6.000%, 12/01/11                                       3,420           3,644
   Westmoreland County, Municipal
      Authority, Special Obligation
         9.125%, 07/01/10 (B)                                      20              21
                                                                        -------------
                                                                               66,098
                                                                        -------------
PUERTO RICO -- 6.8%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser TT, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/18                                       2,500           2,535
   Puerto Rico Commonwealth,
      Government Development Bank,
      Senior Notes, Ser C, AMT, RB
         5.250%, 01/01/15                                       1,725           1,733


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 41

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Puerto Rico Commonwealth,
      Government Development Board,
      Senior Notes, Ser B, RB
         5.000%, 12/01/11                               $       3,000   $       3,099
         5.000%, 12/01/13                                       1,000           1,032
   Puerto Rico Commonwealth, Higher
      Education Authority, University of
      Puerto Rico Project, Ser Q, RB
      Callable 06/01/16 @ 100
         5.000%, 06/01/21                                       3,855           3,819
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser M,
      RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/21                                       4,120           4,043
         5.000%, 07/01/22                                       3,220           3,141
   Puerto Rico Commonwealth, Housing
      Finance Authority, Capital Funding
      for Modernization, Ser Sub, RB
         5.500%, 12/01/15                                       4,370           4,704
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
         5.500%, 07/01/12 (B)                                       5               6
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
         5.500%, 07/01/12                                       1,995           2,091
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB
      Callable 07/01/12 @ 100
         5.000%, 07/01/28 (A)                                   4,000           4,075
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A, RB
      Callable 02/01/12 @ 100
         5.750%, 02/01/09 (A) (D)                              27,365          28,077
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A, GO
         5.500%, 07/01/18                                       2,200           2,284
         5.250%, 07/01/15                                       2,200           2,275
         5.000%, 07/01/16                                       2,380           2,542
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A, GO
      Callable 07/01/13 @ 100
         5.250%, 07/01/22                                       4,725           4,735
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A, GO
      Pre-Refunded @ 100
         5.250%, 07/01/16 (C)                                   1,235           1,408

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Puerto Rico Commonwealth,
      Ser A, GO
      Callable 07/01/12 @ 100
         5.000%, 01/01/09 (A)                           $       1,500   $       1,528
   Puerto Rico Commonwealth, Ser Sub
      C-7, GO, MBIA
      Callable 07/01/18 @ 100
         6.000%, 07/01/27                                       2,660           2,814
                                                                        -------------
                                                                               75,941
                                                                        -------------
RHODE ISLAND -- 0.3%
   Rhode Island State, Health &
      Educational Building Authority,
      Providence Public Schools Financing
      Project, Ser A, RB, FSA
         5.000%, 05/15/15                                       2,215           2,442
   Rhode Island State, Housing &
      Mortgage Finance Authority,
      Homeownership Opportunity Project,
      Ser 25-A, RB
      Callable 10/06/08 @ 101
         4.950%, 10/01/16                                         705             706
                                                                        -------------
                                                                                3,148
                                                                        -------------
SOUTH CAROLINA -- 1.4%
   Charleston County, Educational
      Excellence Finance Authority,
      Charleston School District Project,
      RB
      Callable 12/01/14 @ 100
         5.000%, 12/01/16                                       3,000           3,200
   Greenville County, School District,
      Building Equity Sooner Project, RB
         5.500%, 12/01/17                                       4,000           4,522
   Piedmont, Municipal Power Agency,
      Ser A, RB, FGIC
         6.500%, 01/01/16                                         800             914
   Piedmont, Municipal Power Agency,
      Ser A, RB, FGIC
         6.500%, 01/01/16 (B)                                   1,020           1,219
   South Carolina State, Hospital Facilities
      Authority, Medical University Project,
      RB
      Pre-Refunded @ 101
         5.625%, 07/01/09 (C)                                   2,885           3,003
   South Carolina State, Jobs-Economic
      Development Authority, Bon Secours
      Health Project, Ser A, RB
      Pre-Refunded @ 100
         5.625%, 11/15/12 (C)                                     295             329


            42 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   South Carolina State, Tobacco
      Settlement Authority, RB
      Callable 12/01/08 @ 100
         5.000%, 06/01/18                               $       2,935   $       2,858
                                                                        -------------
                                                                               16,045
                                                                        -------------
TENNESSEE -- 1.4%
   Clarksville, Natural Gas Acquisition,
      RB, XLCA
         5.000%, 12/15/15                                       1,650           1,550
   Hendersonville, Industrial Development
      Authority, Ashford 83 Association
      Project, RB
      Callable 10/09/08 @ 101
         5.950%, 12/15/08                                         210             211
   Nashville & Davidson Counties,
      Metropolitan Government, Cab
      Converter Project, RB, FGIC
         7.700%, 01/01/12                                       5,000           5,456
   Tennessee State, Energy Aquisition
      Authority, Ser A, RB
         5.000%, 09/01/16                                       5,150           5,103
   Tennessee State, Energy Aquisition
      Authority, Ser C, RB
         5.000%, 02/01/14                                       3,170           3,189
                                                                        -------------
                                                                               15,509
                                                                        -------------
TEXAS -- 12.6%
   Aldine, Independent School District,
      School Building Project, GO
      Callable 02/15/18 @ 100
         5.000%, 02/15/22                                       3,805           3,995
         5.000%, 02/15/23                                       3,895           4,068
   Austin, Independent School District,
      GO
         5.250%, 08/01/15                                       3,000           3,357
   Austin, Utility Systems Authority,
      Ser 1998, RB, AMBAC
         6.750%, 11/15/12                                       5,000           5,732
   Brazos Harbor, Industrial Development
      Authority, Dow Chemical Project,
      AMT, RB
      Callable 05/01/18 @ 100
         5.900%, 05/01/38 (A)                                   2,280           2,142
   Carrollton, Farmers Branch
      Independent School District, GO
      Callable 02/15/09 @ 100
         5.750%, 02/15/10                                       1,605           1,630
   Clear Creek Island, Independent
      School District, Ser A, GO
         5.000%, 02/15/17                                       1,885           2,076

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Corpus Christi, Utility Systems
      Authority, Refinance & Improvement
      Project, RB
      Callable 07/15/16 @ 100
         4.500%, 07/15/23                               $       2,000   $       2,014
   Cypress-Fairbanks, Independent
      School District, GO
      Callable 02/15/16 @ 100
         5.000%, 02/15/22                                       3,000           3,133
   Dallas, Area Rapid Transit Authority,
      Senior Lien, RB, AMBAC
      Callable 12/01/16 @ 100
         4.500%, 12/01/24                                       1,520           1,511
   Dallas, Waterworks & Sewer Systems
      Authority, RB, FSA
      Callable 10/01/09 @ 100
         5.000%, 10/01/24                                       5,000           5,038
   Dallas-Fort Worth, International Airport
      Facilities Authority, Ser A, AMT, RB,
      XLCA
      Callable 11/01/09 @ 100
         5.000%, 11/01/12                                       3,000           3,025
   Dickinson, Independent School District,
      Schoolhouse Project, GO
      Callable 02/15/15 @ 100
         5.000%, 02/15/19                                       4,000           4,228
   Fort Bend, Independent School
      District, School Building Project, GO
      Callable 08/15/18 @ 100
         5.000%, 08/15/23                                       1,660           1,744
   Fort Worth, Independent School
      District, GO
         5.000%, 02/15/15                                       2,000           2,197
   Frisco, Independent School District,
      School Building Project, GO
      Callable 08/15/17 @ 100
         4.500%, 08/15/23                                       2,210           2,215
   Harris County, Flood Control District,
      Ser A, GO
         5.250%, 10/01/18                                       3,000           3,361
   Harris County, Health Facilities
      Development Authority, Memorial
      Hospital Systems Project, Ser A, RB,
      MBIA
         6.000%, 06/01/09                                       1,825           1,863
   Harris County, Obligation Certificates,
      GO
         6.000%, 12/15/11 (B)                                   3,895           4,329
   Houston, Airport Systems Authority,
      Sub Lien, Ser A, AMT, RB, FSA
         6.000%, 07/01/09                                       2,000           2,055


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 43

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Houston, Community College, Northline
      Mall Campus Project, RB, AMBAC
      Callable 04/15/17 @ 100
         4.500%, 04/15/24                               $       1,000   $       1,000
   Houston, Hotel Occupancy Tax &
      Special Revenue, Convention &
      Entertainment Project, Ser B, RB,
      AMBAC
         7.399%, 09/01/15 (E)                                   5,500           4,170
         5.500%, 09/01/09                                       2,500           2,579
   Houston, Independent School District,
      Schoolhouse Project, GO
         5.000%, 02/15/17                                       2,000           2,202
   Houston, Refinance & Public
      Improvement Project, GO, MBIA
      Callable 03/01/12 @ 100
         5.000%, 03/01/25                                       4,005           4,077
   Houston, Utility Systems Authority, First
      Lien, Ser A, RB, FSA
         5.250%, 11/15/17                                       1,775           1,964
   Humble, Independent School District,
      Ser A, GO
         5.250%, 02/15/14                                       2,635           2,914
   Lower Colorado, River Authority,
      Transmission Services Project, RB
      Callable 05/15/18 @ 100
         5.000%, 05/15/21                                       2,000           2,126
   North East, Independent School
      District, School Building Project,
      Ser A, GO
         5.000%, 08/01/16                                       2,000           2,211
   North East, Independent School
      District, School Building Project,
      Ser A, GO
      Callable 08/01/17 @ 100
         5.000%, 08/01/23                                       5,000           5,230
   North Texas, Thruway Authority, First
      Tier, Ser A, RB
      Callable 01/01/18 @ 100
         6.000%, 01/01/24                                       5,000           5,254
   North Texas, Thruway Authority, First
      Tier, Ser E-3, RB
         5.750%, 01/01/38 (A)                                   3,085           3,282
   Northside, Independent School District,
      GO
      Callable 02/15/15 @ 100
         5.000%, 02/15/25                                       2,600           2,674
   Northside, Independent School District,
      School Building Project, GO
      Callable 08/15/18 @ 100
         5.000%, 08/15/19                                       2,100           2,282

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Pasadena, Independent School District,
      School Building Project, GO
         5.000%, 02/15/16                               $       1,000   $       1,102
         5.000%, 02/15/17                                       1,000           1,101
   Red River, Education Finance
      Authority, Texas Christian University
      Project, RB
      Callable 03/15/16 @ 100
         4.375%, 03/15/23                                       1,000             967
   San Antonio, Airport Systems Authority,
      Ser 2003, AMT, RB, FSA
         6.000%, 07/01/12                                       2,045           2,184
   San Antonio, Electric & Gas Authority,
      Ser 2000, RB
         5.750%, 02/01/11 (B)                                   1,540           1,593
   San Antonio, Electric & Gas Authority,
      Ser A, RB
         5.000%, 02/01/14                                       4,015           4,390
   Tarrant, Regional Water District, RB,
      FSA
         5.000%, 03/01/11                                       2,000           2,123
   Texas State, Alliance Airport Authority,
      FedEx Corporation Project, AMT, RB
      Callable 04/01/16 @ 100
         4.850%, 04/01/21                                       4,000           3,480
   Texas State, College Student Loan
      Program, Ser B, AMT, GO
         5.000%, 08/01/18                                       3,135           3,331
   Texas State, Municipal Power Agency,
      RB, MBIA
         4.962%, 09/01/16 (B) (E)                                  25              19
   Texas State, Public Finance Authority,
      Ser A, GO
      Callable 10/01/16 @ 100
         5.000%, 10/01/24                                       1,500           1,560
   Texas State, Texas A&M University, RB
         5.000%, 05/15/12                                       4,555           4,921
         5.000%, 05/15/13                                       4,710           5,137
   Texas State, Transportation Commission
      Authority, First Tier, RB
      Callable 04/01/17 @ 100
         5.000%, 04/01/18                                       2,300           2,507
   Texas State, Transportation Commission
      Authority, First Tier, Ser A, RB
      Callable 04/01/16 @ 100
         5.000%, 04/01/17                                       3,000           3,276
   Texas State, Transportation Commission
      Authority, Mobility Fund, Ser A, GO
      Callable 04/01/17 @ 100
         5.000%, 04/01/22                                       1,600           1,684
                                                                        -------------
                                                                              141,053
                                                                        -------------


            44 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
UTAH -- 0.1%
   Salt Lake County, Hospital Authority,
      IHC Health Services Project, RB,
      AMBAC
         5.500%, 05/15/09                               $       1,000   $       1,025
                                                                        -------------
VERMONT -- 0.1%
   Vermont State, Housing Finance
      Agency, Single-Family Housing
      Project, Ser 23, AMT, RB, FSA
      Callable 11/01/14 @ 100
         5.000%, 05/01/34                                       1,635           1,628
                                                                        -------------
VIRGINIA -- 2.6%
   Charles City County, Industrial
      Development Authority, Waste
      Management Project, AMT, RB
         4.875%, 02/01/09                                       5,250           5,287
   Chesapeake, Economic Development
      Authority, RB
         3.600%, 02/01/32 (A)                                   1,400           1,375
   Fairfax County, Economic Development
      Authority, Ser A, AMT, RB, AMBAC
         6.100%, 02/01/11                                       5,000           5,215
   Fairfax County, Refinance & Public
      Improvement Project, Ser A, GO
         5.250%, 04/01/14                                       7,425           8,285
   King George County, Industrial
      Development Authority, Waste
      Management Project, Ser A,
      AMT, RB
         4.100%, 06/01/23                                       1,685           1,697
   University of Virginia, Ser B, RB
      Callable 06/01/13 @ 100
         5.000%, 06/01/20                                       1,500           1,572
         5.000%, 06/01/21                                       1,500           1,564
   Virginia State, Housing Development
      Authority, Ser Sub A-3, AMT, RB
         4.400%, 01/01/14                                       1,950           1,946
         4.300%, 07/01/13                                       1,875           1,866
                                                                        -------------
                                                                               28,807
                                                                        -------------
WASHINGTON -- 3.3%
   Clark County, Public Utility District
      Authority, RB, FSA
      Callable 01/01/10 @ 100
         5.625%, 01/01/11                                       1,500           1,558
   King County, Public Hospital District
      No. 2, Evergreen Healthcare Project,
      GO, MBIA
      Callable 12/01/16 @ 100
         5.000%, 12/01/21                                       1,910           1,968

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Washington State, Northwest Energy &
      Electric Authority, Columbia
      Generating Project, Ser A, RB
         5.500%, 07/01/15                               $       2,000   $       2,249
   Washington State, Northwest Energy &
      Electric Authority, Columbia Station
      Project, Ser A, RB
         5.000%, 07/01/20                                       5,000           5,360
   Washington State, Northwest Energy &
      Electric Authority, Project #1,
      Ser A, RB
         5.000%, 07/01/14                                       2,120           2,315
   Washington State, Northwest Energy &
      Electric Authority, Project #1,
      Ser C, RB
         5.000%, 07/01/15                                       2,250           2,462
   Washington State, Public Power Supply
      Systems Authority, Ser B, RB
         7.250%, 07/01/09                                         120             126
   Washington State, Ser B, GO
      Callable 01/01/09 @ 100
         5.000%, 01/01/20                                       4,300           4,316
   Washington State, Ser B & Ser AT-7,
      GO
         6.250%, 06/01/10                                       4,550           4,872
   Washington State, Tobacco Settlement
      Authority, RB
      Callable 06/01/13 @ 100
         6.500%, 06/01/26                                       6,980           7,024
   Washington State, Tobacco Settlement
      Authority, RB
         6.250%, 06/01/11                                       4,000           4,141
                                                                        -------------
                                                                               36,391
                                                                        -------------
WISCONSIN -- 0.1%
   Badger, Tobacco Asset Securitization,
      RB
      Callable 06/01/12 @ 100
         6.125%, 06/01/27                                         390             381
   Wisconsin State, Housing & Economic
      Development Authority, Ser E,
      AMT, RB
      Callable 07/01/10 @ 100
         5.750%, 09/01/27                                         915             920
                                                                        -------------
                                                                                1,301
                                                                        -------------


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 45

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund (Concluded)

August 31, 2008

                                                         Face Amount     Market Value
Description                                     ($ Thousands)/Shares    ($ Thousands)
-----------                                     ---------------------   -------------
WYOMING -- 0.1%
   Wyoming State, Community
      Development Housing Authority,
      Ser 6, AMT, RB
         5.500%, 12/01/17                               $       1,550   $       1,628
                                                                        -------------
Total Municipal Bonds
   (Cost $1,104,338) ($ Thousands)                                          1,110,624
                                                                        -------------
TAX EXEMPT CORPORATE BOND -- 0.5%
CALIFORNIA -- 0.5%
   San Manuel Entertainment
      Callable 12/01/13 @ 102
         4.500%, 12/01/16                                       6,000           5,725
                                                                        -------------
Total Tax Exempt Corporate Bond
   (Cost $5,956) ($ Thousands)                                                  5,725
                                                                        -------------
CASH EQUIVALENT -- 0.1%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 1.630%+ (F)                        576,337             576
                                                                        -------------
Total Cash Equivalent
   (Cost $576) ($ Thousands)                                                      576
                                                                        -------------
Total Investments -- 99.8%
   (Cost $1,110,870) ($ Thousands)                                      $   1,116,925
                                                                        =============

Description
-----------

Percentages are based on Net Assets of $1,119,100 ($ Thousands).

+    Investment in Affiliated Security (see Note 2).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)  Security is escrowed to maturity.

(C) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(D) Securities are held in connection with a letter of credit issued by a major bank.

(E) Zero coupon security. The rate shown on the schedule of investments represents the security's effective yield at the time of purchase.

(F)  Rate shown is the 7-day effective yield as of August 31, 2008

AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax (subject to)
CIFG   -- CDC IXIS Financial Guaranty
Cl     -- Class
COP    -- Certificate of Participation
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assistance
GAN    -- Grant Anticipation Note
GO     -- General Obligation
MBIA   -- Municipal Bond Investors Association
Radian -- Radian Asset Assurance
RAN    -- Revenue Anticipation Note
RB     -- Revenue Bond
Ser    -- Series
TA     -- Tax Allocation
XLCA   -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


            46 SEI Tax Exempt Trust / Annual Report / August 31, 2008

Short Duration Municipal Fund

August 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)*:

                              (BAR CHART OMITTED)

Healthcare               16.8%
Education                15.7%
General Obligations      14.8%
General Revenue          11.1%
Utilities                 9.9%
Power                     9.4%
Industrial Development    7.9%
Public Facilities         4.0%
Housing                   3.8%
Transportation            3.5%
Water                     1.7%
Nursing Homes             0.9%
Pollution Control         0.5%
Short-Term Investment     0.0%

*    Percentages based on total investments.

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
MUNICIPAL BONDS -- 99.2%
ALABAMA -- 1.3%
   DFA Municipal Trust,
      Ser 2008-38, RB, MBIA
      Callable 09/05/08 @ 100
         1.930%, 09/02/08 (A) (B)                       $       3,200   $       3,200
   Jefferson County, Sewer Authority,
      Capital Improvement Warrants,
      Ser A, RB, FGIC
      Pre-Refunded @ 101
         5.125%, 02/01/09 (C)                                   1,400           1,431
                                                                        -------------
                                                                                4,631
                                                                        -------------
ALASKA -- 1.8%
   Alaska, Industrial Development &
      Export Authority, Providence Health
      Systems Project, RB
         5.000%, 10/01/09                                       1,000           1,032
   Anchorage, Correctional Facilities
      Authority, RB, FSA
      Pre-Refunded @ 100
         6.000%, 02/01/10 (C)                                   3,830           4,048
   Anchorage, Recreational Facilities
      Authority, Ice Rink Project, RB
      Pre-Refunded @ 100
         6.375%, 07/01/10 (C)                                   1,000           1,076
                                                                        -------------
                                                                                6,156
                                                                        -------------

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
ARIZONA -- 0.6%
   Nogales, Wastewater Systems Project,
      Ser A, RB
         3.750%, 10/01/08 (A) (B)                       $       2,000   $       2,016
                                                                        -------------
CALIFORNIA -- 6.8%
   California State, Communities
      Development Authority, Corporate
      Fund for Housing, Ser A, RB
      Pre-Refunded @ 103
         6.500%, 12/01/09 (C)                                   6,800           7,334
   California State, Communities
      Development Authority, Corporate
      Fund for Housing, Ser B-1, RB
      Pre-Refunded @ 103
         7.250%, 12/01/09 (C)                                     990           1,080
   California State, Department of
      Water Resources & Power,
      Ser C-7, RB, FSA
      Callable 09/05/08 @ 100
         1.690%, 10/01/08 (B)                                     600             600
   California State, Economic Recovery
      Authority, Ser B, GO
      Callable 03/01/10 @ 100
         5.000%, 07/01/23 (B)                                   1,325           1,380
         4.000%, 09/04/08 (B)                                   1,550           1,591
   California State, Health Facilities
      Financing Authority, Stanford
      Hospital Project, Ser A-3, RB
         3.450%, 10/01/08 (B)                                   1,450           1,480
   California State, Municipal Securities
      Trust Receipts, Ser 136, GO, XLCA
      Callable 12/01/10 @ 100
         1.900%, 09/01/08 (B)                                   2,600           2,600
   Northern California, Power Agency,
      Hydroelectric Project No. 1,
      Ser C, RB
         5.000%, 07/01/11                                       1,250           1,323
   San Bernardino County, Transportation
      Authority, Ser A, RB, FGIC
      Callable 10/06/08 @ 100
         6.000%, 03/01/10 (D)                                   2,645           2,741
   Sulphur Springs, Union School District,
      COP, AMBAC
         3.680%, 03/01/37 (E)                                   4,000           3,741
                                                                        -------------
                                                                               23,870
                                                                        -------------


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 47

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
COLORADO -- 4.8%
   Central Platte Valley, Metropolitan
      District, Ser A, GO
      Callable 12/01/08 @ 100
         5.000%, 12/01/31 (A) (B)                       $       2,000   $       2,047
   Colorado State, Health Facilities
      Authority, Catholic Health
      Initiatives Project, RB
      Pre-Refunded @ 100
         5.250%, 09/01/11 (C)                                   1,000           1,072
   Colorado State, Health Facilities
      Authority, Catholic Health
      Initiatives Project, RB
         5.375%, 09/01/10 (D)                                   1,000           1,058
   Colorado State, Health Facilities
      Authority, Catholic Health Project,
      Ser C-4, RB
         3.750%, 10/01/41 (B)                                   2,500           2,525
   Colorado State, Health Facilities
      Authority, Evangelical Health
      Project, RB
         6.250%, 12/01/10 (D)                                   1,000           1,028
   Denver, Health & Hospital Authority,
      Ser A, RB
      Pre-Refunded @ 101
         5.375%, 12/01/08 (C)                                   4,400           4,483
   Lincoln Park, Metropolitan District, GO
      Pre-Refunded @ 102
         7.750%, 12/01/11 (C)                                   4,000           4,616
                                                                        -------------
                                                                               16,829
                                                                        -------------
DISTRICT OF COLUMBIA -- 0.4%
   District of Columbia, Ser A, GO, FSA
      Callable 06/01/09 @ 101
         5.500%, 06/01/12                                       1,200           1,237
                                                                        -------------
FLORIDA -- 7.6%
   Citizens Property Insurance,
      Municipal Securities Trust Receipts,
      Class A, Ser 46, RB, MBIA
         1.680%, 09/01/08 (A) (B)                               4,600           4,600
   Florida State, Municipal Power
      Agency, All Requirements Power
      Supply Project, Ser A, RB, FSA
         5.000%, 10/01/09                                       3,000           3,087
   Florida State, Rural Utilities
      Financing Commission, Public
      Construction Project, RB
      Callable 10/06/08 @ 100
         4.000%, 09/01/10                                       5,300           5,304

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Florida State, Rural Utilities
      Financing Commission, Public
      Construction Project, RB
      Callable 02/01/09 @ 100
         4.000%, 02/01/11                               $       2,500   $       2,513
   Florida State, Rural Utilities
      Financing Commission, Public
      Construction Project, RB
      Callable 11/01/09 @ 100
         4.000%, 11/01/11                                       5,500           5,546
   Highlands County, Health Facilities
      Authority, Adventist Health
      Systems, Ser G, RB
         5.000%, 11/15/12                                       1,020           1,070
   Jea, St. Johns River Power
      Park System, Ser 1, RB
         5.000%, 10/01/10                                       2,110           2,225
   Miami-Dade County, Health
      Facilities Authority, Miami
      Children's Hospital Project,
      Ser A, RB, AMBAC
         4.375%, 08/15/10 (D)                                     945             983
   South Miami, Health Facilities
      Authority, Baptist Health
      South Florida Group, RB
         5.000%, 08/15/09                                       1,275           1,312
                                                                        -------------
                                                                               26,640
                                                                        -------------
GEORGIA -- 3.5%
   Floyd County, Sales Tax, GO
         5.000%, 01/01/10                                       1,625           1,688
   Georgia State, Main Street
      Natural Gas, Ser B, RB
         5.000%, 03/15/09                                       3,450           3,468
   Georgia State, Municipal Electric
      Authority, Ser A, RB, FSA
         5.500%, 01/01/12                                       4,700           4,986
   Marietta, Housing Authority, Essential
      Function Project, RB
      Callable 10/06/08 @ 103
         3.950%, 02/01/09 (A) (B)                               2,000           2,003
                                                                        -------------
                                                                               12,145
                                                                        -------------
ILLINOIS -- 7.1%
   Chicago, Board of Education,
      Lease Certificates, Ser A,
      COP, MBIA
         6.250%, 01/01/10                                       1,950           2,046


           48 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Chicago, Transit Authority, Federal
      Transit Administration, Sector 5307,
      RB, AMBAC
         4.000%, 06/01/09                               $       2,265   $       2,296
   Cook County, School District No. 159,
      GO, FSA
         4.223%, 12/01/10 (E)                                     930             876
   Decatur, Park District, Ser B, GO
         4.250%, 12/15/08                                       1,189           1,197
   Downers Grove, Ser A, GO
         4.500%, 01/01/10                                       2,835           2,928
         4.500%, 01/01/11                                       1,365           1,428
   Huntley, Special Service Area No. 10,
      Ser A
      Pre-Refunded @ 102
         6.500%, 03/01/09 (C)                                   6,608           6,887
   Illinois State, Educational
      Facilities Authority, Art Institute
      of Chicago, RB
         4.100%, 03/01/34 (B)                                   2,500           2,548
   McLean County, Public Building
      Commission, Capital Appreciation -
      Public Building Project, RB, MBIA
         4.535%, 11/01/10 (E)                                   1,550           1,467
   Rock Island-Mercer Counties, Black
      Hawk College Project, Ser A, GO,
      AMBAC
         4.000%, 12/01/11                                       1,000           1,039
   Winnebago County, School District No.
      122, GO, FGIC
         6.550%, 06/01/12                                       2,000           2,211
                                                                        -------------
                                                                               24,923
                                                                        -------------
INDIANA -- 7.5%
   Anderson, Industrial Redevelopment
      Distribution Tax, BAN
         4.375%, 10/04/08                                       3,700           3,707
         4.150%, 10/04/08                                       2,500           2,505
   Frankfort, Economic Development
      Authority, Frito-Lay Project, RB
      Callable 11/01/08 @ 100
         4.150%, 11/01/14 (B)                                   1,000           1,000
   Indiana State, Finance Authority,
      Ascension Health Project, Ser E-5,
      RB
         3.500%, 10/01/08 (B)                                   5,600           5,610
   Noblesville, Independent School
      District, High School Building
      Project, RB, AMBAC
         4.500%, 07/10/10                                       2,410           2,508

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Plainfield, Sewer Works Authority, BAN
      Callable 09/15/08 @ 100
         4.100%, 01/01/09                               $       5,000   $       5,030
   Zionsville, Sewer Works Authority, BAN
      Callable 09/15/08 @ 100
         4.250%, 12/15/11                                       5,725           5,785
                                                                        -------------
                                                                               26,145
                                                                        -------------
IOWA -- 4.0%
   Coralville, Urban Renewal Project,
      Ser D, BAN
      Callable 10/06/08 @ 100
         4.250%, 06/01/09                                       3,100           3,115
   Coralville, Urban Renewal Project,
      Tax Increment, Ser C, TA
         5.000%, 06/01/11                                       1,460           1,519
   Iowa State, Finance Authority, Mercy
      Medical Center Project, RB, FSA
      Pre-Refunded @ 101
         5.750%, 08/15/09 (C)                                   1,000           1,047
   Iowa State, Higher Education Loan
      Authority, Private College,
      Des Moines Project, RB
      Callable 09/05/08 @ 100
         1.580%, 09/01/08 (A) (B)                                 395             395
   Iowa State, Higher Education Loan
      Authority, Ser B, RAN
         3.000%, 05/20/09                                       3,625           3,651
   Waterloo, Community School District,
      BAN & RAN
         4.750%, 06/01/09                                       4,300           4,385
                                                                        -------------
                                                                               14,112
                                                                        -------------
KANSAS -- 0.8%
   Kansas State, Department of
      Transportation Highway Authority,
      Ser A, RB
         7.250%, 09/01/08 (D)                                   1,410           1,410
   University of Kansas, Hospital
      Authority, Health Systems Project,
      RB
         5.000%, 09/01/09                                         580             595
         5.000%, 09/01/10                                         750             775
                                                                        -------------
                                                                                2,780
                                                                        -------------
LOUISIANA -- 1.4%
   Louisiana State, Military Department,
      Custody Receipts, RB
         5.000%, 08/01/10                                         770             804
         5.000%, 08/01/11                                         750             792


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 49

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Louisiana State, Tammany Parishwide
      School District No. 12, GO
         5.000%, 03/01/10                               $       3,000   $       3,122
                                                                        -------------
                                                                                4,718
                                                                        -------------
MAINE -- 0.3%
   Maine State, Health & Higher
      Educational Facilities Authority,
      Piper Shores Project, Ser A, RB
      Pre-Refunded @ 100
         7.550%, 01/01/09 (C)                                   1,000           1,017
                                                                        -------------
MARYLAND -- 0.3%
   Maryland State, Economic
      Development Authority, Chesapeake
      Bay Project, Ser B, RB
      Pre-Refunded @ 101
         7.750%, 12/01/09 (C)                                   1,000           1,079
                                                                        -------------
MASSACHUSETTS -- 1.5%
   Massachusetts State, Ser A, GO
      Pre-Refunded @ 101
         6.000%, 02/01/10 (C)                                   3,550           3,771
   Massachusetts State, Special
      Obligation, Ser 10159, RB, FGIC
         1.640%, 09/04/08 (B)                                   1,500           1,500
                                                                        -------------
                                                                                5,271
                                                                        -------------
MICHIGAN -- 1.2%
   Bay City, Electric Utilities Authority,
      Refinance & Improvement Project,
      RB, FSA
         4.500%, 01/01/10                                       1,790           1,837
   Michigan State, South Central Power
      Agency, RB, AMBAC
         5.000%, 11/01/10                                       1,020           1,067
   North Michigan, Summit Academy
      School, Ser Sub, COP
   Pre-Refunded @ 101
         8.750%, 07/01/10 (C)                                   1,100           1,237
                                                                        -------------
                                                                                4,141
                                                                        -------------
MINNESOTA -- 1.7%
   Roseville, Private School Facilities,
      Northwestern College Project, RB
      Callable 09/05/08 @ 100
         1.580%, 09/01/08 (A) (B)                                 150             150
   Scott County, GAN
         3.750%, 12/01/09                                       5,800           5,918
                                                                        -------------
                                                                                6,068
                                                                        -------------

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
MISSOURI -- 0.5%
   Blue Springs, Neighborhood
      Improvement Authority,
      Temporary Notes, Ser A, GO
      Callable 10/06/08 @ 100
         4.000%, 03/01/09                               $       1,250   $       1,251
   Missouri State, Health & Educational
      Facilities Authority, Southwest
      Baptist University Project, RB
      Callable 09/05/08 @ 100
         1.580%, 09/01/08 (A) (B)                                 500             500
                                                                        -------------
                                                                                1,751
                                                                        -------------
NEW JERSEY -- 1.5%
   New Jersey State, Equipment Lease
      Purchase Program, Ser A, COP
         5.000%, 06/15/10                                       1,255           1,300
   New Jersey State, Health Care Facilities
      Financing Authority, Ser A, RB
         5.000%, 10/01/10                                       3,615           3,791
                                                                        -------------
                                                                                5,091
                                                                        -------------
NEW MEXICO -- 0.3%
   New Mexico State, Mortgage
      Finance Authority, RB
      Callable 01/01/09 @ 100
         6.000%, 07/01/10 (D)                                   1,045           1,119
                                                                        -------------
NEW YORK -- 8.1%
   Amherst, Industrial Development
      Civic Facilities, Daemen
      College Project, Ser A, RB
      Pre-Refunded @ 102
         6.125%, 10/01/11 (C)                                   3,100           3,488
   Buffalo & Fort Erie, Public
      Bridge Authority, RB
         4.000%, 01/01/09 (A) (B)                               2,800           2,871
   New York City, Ser E, GO
         5.000%, 08/01/11                                       6,000           6,386
   New York City, Ser G, GO, MBIA
      Callable 02/01/09 @ 100
         5.000%, 08/01/10                                       3,000           3,047
   New York City, Triborough Bridge &
      Tunnel Authority, Convention
      Center Project, Ser E, RB
         7.250%, 01/01/10                                       4,620           4,790
   New York State, Housing Finance
      Agency, Cannon Street Senior
      Housing Project, Ser B, AMT, RB
         4.300%, 08/15/10 (A)                                   1,490           1,493


           50 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   New York State, Thruway Authority,
      Local Highway & Bridge Project, RB
         5.000%, 04/01/09                               $         725   $         738
   Suffolk County, Industrial Development
      Agency, Jefferson's Ferry Project,
      Ser A, RB
      Pre-Refunded @ 102
         7.200%, 11/01/09 (C)                                   1,140           1,211
   Troy, Industrial Development Authority,
      Rensselaer Polytechnic Project,
      Ser A, RB
         5.000%, 09/01/37 (B)                                   4,000           4,146
                                                                        -------------
                                                                               28,170
                                                                        -------------
NORTH CAROLINA -- 3.3%
   Durham, Ser B, COP
         5.250%, 12/01/11                                       1,485           1,563
   North Carolina State, Medical Care
      Commission, First Mortgage-DePaul
      Community Facilities Project, RB
      Pre-Refunded @ 102
         7.625%, 11/01/09 (C)                                   1,840           1,970
   North Carolina State, Medical Care
      Commission, United Methodist
      Homes Project, RB
      Pre-Refunded @ 101
         7.000%, 10/01/09 (C)                                   2,450           2,604
   North Carolina State, Medical Care
      Commission, Wilson Medical
      Center Project, RB
         4.500%, 11/01/08                                       1,235           1,240
   North Carolina State, Municipal Power
      Agency, Catawba Electric No. 1,
      Ser C, RB
         4.000%, 01/01/10                                       1,400           1,425
   North Carolina State, Municipal Power
      Agency, Ser A, RB, AMBAC
         4.000%, 01/01/09                                       2,540           2,555
                                                                        -------------
                                                                               11,357
                                                                        -------------
OHIO -- 3.4%
   Ohio State, American Municipal
      Power, Ser A, RB
         5.000%, 02/01/10                                       2,000           2,024
   Ohio State, Department of
      Administrative Services,
      Adiministrative Knowledge
      Systems Project, Ser A,
      COP, MBIA
         4.250%, 09/01/09                                       1,845           1,889
         4.000%, 09/01/08                                       2,185           2,185

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Ohio State, Department of
      Administrative Services, Taxation
      Accounting & Revenue, COP
         4.000%, 09/01/10                               $       2,555   $       2,629
   Ohio State, GO
         6.650%, 09/01/09                                       1,765           1,803
   Ohio State, Major New State
      Infrastructure, Ser 2005-1,
      RB, MBIA
         4.000%, 12/15/08                                       1,370           1,379
                                                                        -------------
                                                                               11,909
                                                                        -------------
OKLAHOMA -- 1.6%
   Oklahoma State, Development
      Finance Authority, Integris Baptist
      Medical Center Project, Ser B, RB
         5.000%, 08/15/12                                       1,000           1,053
   Oklahoma State, Industrial Authority,
      Health Systems Project,
      Ser A, RB, MBIA
      Pre-Refunded @ 101
         5.750%, 08/15/09 (C)                                   2,110           2,209
   Oklahoma State, Industrial Authority,
      Medical Foundation Project, RB
         4.500%, 07/01/11                                       1,000           1,027
   Tulsa County, Industrial Authority,
      Owasso Public Schools Project, RB
         5.000%, 09/01/10                                       1,200           1,267
                                                                        -------------
                                                                                5,556
                                                                        -------------
PENNSYLVANIA -- 3.7%
   Allegheny County, Hospital
      Development Authority, University of
      Pittsburgh Medical Center Project,
      Ser A, RB
         5.000%, 09/01/09                                       1,000           1,030
   Allegheny County, Hospital
      Development Authority, University of
      Pittsburgh Medical Center Project,
      Ser B, RB
         5.000%, 06/15/10                                       1,250           1,297
   Montgomery County, Industrial
      Development Authority, Retirement
      Communities Project, Ser B, RB
         5.000%, 11/15/10                                       1,400           1,411
         5.000%, 11/15/11                                       1,000           1,008
   Pennsylvania State, Higher Educational
      Facilties Authority, University of
      Scranton Project, RB
         4.500%, 05/01/10                                       3,585           3,666


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 51

SCHEDULE OF INVESTMENTS

Short Duration Municipal Fund (Concluded)

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Pennsylvania State, Industrial
      Development Authority, RB
         5.000%, 07/01/10                               $       2,540   $       2,639
   Sayre, Health Care Facilities Authority,
      Guthrie Health Project, Ser A, RB
      Pre-Refunded @ 101
         5.875%, 12/01/11 (C)                                   1,700           1,888
                                                                        -------------
                                                                               12,939
                                                                        -------------
PUERTO RICO -- 0.3%
   Puerto Rico Commonwealth, Industrial
      Medical & Environmental Authority,
      Abbott Labs Project, RB
      Callable 03/01/09 @ 100
         2.250%, 09/01/08 (B)                                   1,000           1,003
                                                                        -------------
RHODE ISLAND -- 0.3%
   Rhode Island State, Health &
      Educational Building Authority,
      Lifespan Obligation Group
      Project, RB
         5.750%, 08/15/10                                       1,020           1,066
                                                                        -------------
SOUTH CAROLINA -- 3.0%
   South Carolina State, Jobs Economic
      Development Authority, Lutheran
      Homes Project, RB
      Pre-Refunded @ 102
         6.625%, 05/01/09 (C)                                   5,400           5,679
   South Carolina State, Jobs Economic
      Development Authority, Palmetto
      Health Alliance Project, Ser A, RB
      Pre-Refunded @ 102
         7.375%, 12/15/10 (C)                                   2,600           2,936
   South Carolina State, Public Service
      Authority, Ser A, RB, FSA
         5.000%, 01/01/09                                       1,675           1,693
                                                                        -------------
                                                                               10,308
                                                                        -------------
SOUTH DAKOTA -- 1.8%
   Heartland, Consumers Power
      District, RB
      Callable 10/06/08 @ 100
         6.000%, 01/01/10 (D)                                   3,105           3,186
   Heartland, Consumers Power District,
      RB, FSA
         6.000%, 01/01/12                                       2,250           2,410
   South Dakota State, Health &
      Educational Facilities Authority,
      Childrens Care Hospital Project, RB
      Pre-Refunded @ 101
         6.125%, 11/01/09 (C)                                     705             744
                                                                        -------------
                                                                                6,340
                                                                        -------------

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
TENNESSEE -- 1.1%
   Sevier County, Public Building
      Authority, Local Government Public
      Improvement Project, Ser B-7,
      RB, FSA
      Callable 09/05/08 @ 100
         1.800%, 09/01/08 (B)                           $         300   $         300
   Tennessee State, Energy Acquisition
      Authority, Ser A, RB
         5.000%, 09/01/09                                       2,000           2,028
   Tennessee State, Energy Acquisition
      Authority, Ser C, RB
         5.000%, 02/01/10                                       1,500           1,520
                                                                        -------------
                                                                                3,848
                                                                        -------------
TEXAS -- 7.7%
   Eagle Mountain & Saginaw,
      Independent School District, GO
         4.258%, 08/15/11 (E)                                   1,235           1,133
   Fort Bend County, Industrial
      Development Authority, Frito Lay
      Project, RB
      Callable 10/01/08 @ 100
         3.500%, 10/01/11 (B)                                   1,725           1,727
   Franklin, Independent School District,
      School Building Project, Ser B, GO
         4.000%, 02/15/10                                       2,050           2,098
   Harris County, Health Facilities
      Development Authority, Hermann
      Healthcare System Project,
      Ser A, RB
         5.000%, 12/01/08                                       2,250           2,265
   Harris County, Hospital District,
      RB, MBIA
      Pre-Refunded @ 100
         6.000%, 08/15/10 (C)                                   5,000           5,347
   Lewisville, Independent School District,
      GO
         4.368%, 08/15/11 (E)                                   1,000             916
   North Central Texas, Health Facility
      Development Authority, Retirement
      Facilities Project, Ser A, RB
         7.000%, 11/15/10 (D)                                     605             636
   Prosper, Independent School District,
      Capital Appreciation, School
      Building Project, GO
         4.277%, 08/15/11 (E)                                   1,130           1,036
   Socorro, Independent School District,
      Ser K01, GO
      Callable 08/15/15 @ 100
         1.700%, 09/05/08 (B)                                   2,800           2,800
   Tarrant County, Cultural Education
      Authority, Buckner Retirement
      Services Project, RB
         5.000%, 11/15/10                                         600             612


            52 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Texas State, Municipal Power Agency,
      RB, FGIC
      Callable 10/06/08 @ 100
         4.250%, 09/01/10                               $       2,500   $       2,503
   Texas State, Public Finance Authority,
      Ser A, GO
         5.000%, 10/01/10                                       2,500           2,642
   Waxahachie, Independent School
      District, GO
      Pre-Refunded @ 63
         5.733%, 08/15/10 (C) (E)                               5,365           3,249
                                                                        -------------
                                                                               26,964
                                                                        -------------
VIRGINIA -- 3.4%
   Alexandria, Industrial Development
      Authority, Defense Analyses Project,
      Ser A, RB, AMBAC
      Pre-Refunded @ 101
         5.900%, 10/01/10 (C)                                   6,000           6,507
   Big Stone Gap, Redevelopment &
      Housing Authority, RB
         5.000%, 09/01/08                                       1,595           1,595
   Rappahannock, Regional Jail
      Authority, GAN
      Callable 12/01/08 @ 100
         4.250%, 12/01/09                                       1,000           1,004
   Riverside, Regional Jail Authority, RAN
      Callable 07/01/09 @ 100
         4.250%, 07/01/10                                       2,615           2,657
                                                                        -------------
                                                                               11,763
                                                                        -------------
WASHINGTON -- 1.9%
   King County, School District No. 411,
      GO
         6.375%, 12/01/08                                       1,670           1,689
   King County, School District No. 415,
      Ser C, GO
         6.300%, 12/01/08                                         355             359
   King County, Ser D, GO
      Callable 10/06/08 @ 102
         5.600%, 12/01/09                                       2,000           2,037
   Washington State, Ser A, GO, FSA
         6.250%, 02/01/11                                         890             939
   Washington State, State Liquor Control
      Board Project, Ser I, COP, AMBAC
         4.750%, 01/01/10                                       1,590           1,643
                                                                        -------------
                                                                                6,667
                                                                        -------------
WISCONSIN -- 3.8%
   Marquette County, BAN
      Callable 08/01/09 @ 100
         4.500%, 08/01/10                                       2,630           2,677

                                                          Face Amount    Market Value
Description                                      ($ Thousands)/Shares   ($ Thousands)
-----------                                      --------------------   -------------
   Wisconsin State, Health & Educational
      Facilities Authority, Healthcare
      Development Project, RB
      Pre-Refunded @ 101
         6.250%, 11/15/09 (C)                    $              1,250   $       1,320
   Wisconsin State, Health & Educational
      Facilities Authority, Senior Housing
      Project, Ser A, RB
      Pre-Refunded @ 103
         7.000%, 08/01/09 (C)                                   4,900           5,234
   Wisconsin State, Rural Water
      Authority, BAN
         3.500%, 12/01/09                                       3,815           3,867
                                                                        -------------
                                                                               13,098
                                                                        -------------
WYOMING --0.9%
   Campbell County, Recreational
      Project, RB
         5.000%, 06/15/10                                       1,430           1,477
         4.000%, 06/15/09                                       1,660           1,680
                                                                        -------------
                                                                                3,157
                                                                        -------------
Total Municipal Bonds
   (Cost $ 342,218) ($ Thousands)                                             345,884
                                                                        -------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 1.630%+ (F)                        144,133             144
                                                                        -------------
Total Cash Equivalent
   (Cost $144) ($ Thousands)                                                      144
                                                                        -------------
Total Investments -- 99.2%
   (Cost $ 342,362) ($ Thousands)                                       $     346,028
                                                                        =============

Percentages are based on Net Assets of $348,751 ($ Thousands).

+    Investment in Affiliated Security (see Note 2).

(A) Securities are held in connection with a letter of credit issued by a major bank.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(D)  Security is escrowed to maturity.

(E) Zero coupon security. The rate shown on the schedule of investments represents the security's effective yield at the time of purchase.

(F)  Rate shown is the 7-day effective yield as of August 31, 2008.

AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax (subject to)
BAN   -- Bond Anticipation Note
Cl    -- Class
COP   -- Certificate of Participation
FGIC  -- Financial Guaranty Insurance Company
FSA   -- Financial Security Assistance
GAN   -- Grant Anticipation Note
GO    -- General Obligation
MBIA  -- Municipal Bond Investors Association
RAN   -- Revenue Anticipation Note
RB    -- Revenue Bond
Ser   -- Series
TA    -- Tax Allocation
XLCA  -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 53

SCHEDULE OF INVESTMENTS

Pennsylvania Municipal Bond Fund

August 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)*:

                               (BAR CHART OMITTED)

Education                21.5%
Healthcare               15.4%
General Obligations      12.6%
Industrial Development    9.0%
Transportation            7.5%
General Revenue           5.5%
Pollution Control         5.5%
Housing                   5.3%
Water                     4.9%
Utilities                 4.9%
Nursing Homes             2.9%
Power                     2.4%
Airports                  1.5%
Public Facilities         1.0%
Short-Term Investment     0.1%

*    Percentages based on total investments.

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
MUNICIPAL BONDS -- 100.3%
PENNSYLVANIA -- 87.4%
   Allegheny County, Airport Authority,
      Ser B, AMT, RB, FGIC
         5.000%, 01/01/23                               $         500   $         461
   Allegheny County, Higher Education
      Building Authority, Chatham
      College Project, Ser A, RB
      Callable 03/01/12 @ 100
         5.850%, 03/01/22                                         635             656
   Allegheny County, Higher Education
      Building Authority, Chatham College
      Project, Ser A, RB, Radian
      Callable 10/06/08 @ 102
         5.125%, 09/01/13                                       1,895           1,943
   Allegheny County, Hospital
      Development Authority, Harmarville
      Rehabilitation Center Project, RB
         6.000%, 10/01/08 (A)                                     125             125
   Allegheny County, Hospital
      Development Authority, Health
      Systems-Western Pennsylvania
      Project, Ser A, RB
         5.000%, 11/15/09                                       1,000             988
   Allegheny County, Hospital
      Development Authority,
      Montefiore Hospital Project, RB
      Callable 10/06/08 @ 100
         6.875%, 07/01/09 (A)                                     110             113
   Allegheny County, Hospital
      Development Authority, University of
      Pittsburgh Medical Center Project,
      Ser B, RB
         5.250%, 06/15/15                                       1,000           1,077

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Allegheny County, Industrial
      Development Authority, Duquesne
      Light Project, RB, AMBAC
         4.350%, 12/01/13                               $       1,500   $       1,566
   Allegheny County, Residential Finance
      Authority, Single-Family Mortgage
      Project, Ser CC-1, RB
      Callable 11/01/08 @ 102
         5.200%, 05/01/17                                         900             903
   Allegheny County, Ser C-56, GO, FSA
         5.000%, 10/01/15                                       1,000           1,106
   Allentown, Area Hospital Authority,
      Sacred Heart Hospital Project, RB
      Callable 10/06/08 @ 100
         8.000%, 03/01/09 (A)                                      50              52
   Bensalem Township, Water &
      Sewer Authority, RB
      Callable 10/06/08 @ 100
         6.750%, 12/01/14 (A)                                      95             104
   Berks County, GO, AMBAC
         5.850%, 11/15/18                                       1,000           1,162
   Bucks County, Water &
      Sewer Authority, RB
         6.375%, 12/01/08 (A)                                       5               5
   Cambria County, Hospital Development
      Authority, Conemaugh Valley
      Memorial Hospital Project, RB
      Callable 10/06/08 @ 100
         7.625%, 09/01/11 (A)                                     134             143
   Central Dauphin County,
      School District, GO, MBIA
      Pre-Refunded @ 100
         6.000%, 02/01/16 (B)                                   1,900           2,227
   Chester County, Great Valley
      School District, GO, FSA
         5.000%, 02/15/15                                       1,000           1,100
         5.000%, 02/15/16                                       1,000           1,104
   Chester County, Health & Education
      Facilities Authority, Immaculata
      College Project, RB
      Callable 10/06/08 @ 100
         5.250%, 10/15/10                                         345             346
   Cumberland County, Municipal
      Authority, Presbyterian Homes
      Project, Ser A, RB, Radian
      Callable 12/01/12 @ 100
         4.750%, 12/01/19                                       3,170           3,007
   Delaware County, Healthcare Authority,
      Mercy Health Project, Ser A, RB
      Callable 10/06/08 @ 100
         5.125%, 11/15/12 (A)                                     115             116


            54 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Delaware County, Industrial
      Development Authority,
      Exelon Project, RB
      Callable 10/01/08 @ 100
         1.550%, 09/01/08 (C) (D)                       $       3,210   $       3,210
   Delaware County, Industrial
      Development Authority,
      UPS Project, RB
      Callable 10/01/08 @ 100
         2.300%, 09/01/08 (D)                                     400             400
   Delaware River, Pennsylvania &
      New Jersey Port Authority,
      Delaware Bridges Project, RB
      Callable 10/06/08 @ 100
         6.500%, 01/15/11 (A)                                      95             101
   Delaware River, Toll Bridge
      Commission, RB
         5.250%, 07/01/13                                       1,475           1,611
   Delaware Valley, Regional Finance
      Authority, RB
         5.500%, 07/01/12                                       1,000           1,082
   Derry Township, Sanitation
      Sewer Authority, RB
      Callable 10/06/08 @ 100
         6.250%, 08/01/12 (A)                                      25              27
   Dover Township, Sewer Authority, RB
      Callable 10/06/08 @ 100
         6.250%, 05/01/12 (A)                                      25              27
   Erie County, Hospital Authority,
      Erie County Geriatric Project, RB
      Callable 10/06/08 @ 100
         6.250%, 07/01/11 (A)                                      70              74
   Greenwood, School District,
      GO, MBIA
         6.750%, 09/01/08 (A)                                      10              10
   Hampton Township, Sanitation
      Sewer Authority, RB
      Callable 03/01/09 @ 100
         6.500%, 09/01/10 (A)                                      60              65
   Horsham Township, Sewer
      Authority, RB, MBIA
      Callable 10/06/08 @ 100
         6.700%, 01/01/11 (A)                                      10              11
   Indiana County, Industrial
      Development Authority,
      Exelon Generation Project,
      Ser A, AMT, RB, MBIA
      Callable 10/01/08 @ 100
         2.640%, 09/01/08 (C) (D)                               1,405           1,405
   Kennett, Consolidated School District,
      GO, MBIA
         5.000%, 02/15/15                                         505             551

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Lancaster County, Hospital Authority,
      Lancaster General Hospital Project,
      Ser B, RB
      Callable 03/15/17 @ 100
         5.000%, 03/15/20                               $       1,000   $       1,024
   Lancaster, Area Sewer Authority, RB
         6.750%, 04/01/12 (A)                                       5               5
         6.000%, 04/01/12 (A)                                     190             203
   Lancaster, Parking Authority, RB
      Callable 10/06/08 @ 100
         5.750%, 01/01/12 (A)                                      25              26
   Lancaster, Solid Waste Management
      Authority, Ser B, RB, AMBAC
      Pre-Refunded @ 101
         5.375%, 12/15/08 (B)                                   1,200           1,224
   Langhorne, Higher Education Authority,
      Woods Services Project, RB, Radian
      Callable 11/15/11 @ 100
         4.950%, 11/15/16                                       2,485           2,496
         4.650%, 11/15/13                                         850             859
   Lower Pottsgrove Township, RB
      Callable 11/01/08 @ 100
         6.250%, 05/01/12 (A)                                      50              53
   Luzerne County, Ser C, GO, FGIC
         5.250%, 12/15/15                                       1,000           1,086
   McKeesport, Area School District,
      Ser C, GO
      Callable 10/06/08 @ 100
         5.000%, 04/01/13 (A)                                     405             426
   Meadville, Area Water Authority,
      RB, FSA
         5.125%, 07/01/14                                         435             486
   Mifflin County, Hospital Authority,
      RB, Radian
      Callable 01/01/11 @ 101
         5.500%, 07/01/12                                       1,375           1,484
   Montgomery County, Higher
      Education & Health Authority,
      Arcadia University Project,
      RB, Radian
         5.000%, 04/01/15                                         500             517
   Montgomery County, Higher
      Education & Health Authority,
      Dickinson College Project,
      Ser FF-1, RB, CIFG
         5.000%, 05/01/16                                       1,140           1,244
   Montgomery County, Industrial
      Development Authority, Montenay
      Project, Ser A, RB, MBIA
         5.250%, 11/01/14                                       1,000           1,093
   Nazareth, Area School District,
      Ser A, GO, FSA
      Pre-Refunded @ 100
         5.000%, 08/15/14 (B)                                     500             554


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 55

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Neshaminy, Water Reserve
      Authority, RB
      Callable 10/06/08 @ 100
         5.750%, 03/01/11 (A)                           $          10   $          11
   Northampton County, Higher
      Education Building Authority,
      Moravian College Project,
      RB, Radian
      Callable 07/01/09 @ 100
         5.125%, 07/01/19                                         470             472
   Northampton County, Industrial
      Development Authority, Moravian
      Hall Square Project, RB, Radian
      Callable 01/01/13 @ 100
         5.500%, 07/01/15                                         995           1,038
   Northampton County, Municipal
      Authority, RB
      Callable 10/06/08 @ 100
         6.750%, 11/01/13 (A)                                      25              27
   Penn State University, Ser B, RB
         5.250%, 08/15/21                                       1,000           1,110
   Penn State University, RB
         5.250%, 08/15/13                                       2,000           2,214
   Pennsylvania State, Economic
      Development Financing Authority,
      Colver Project, Ser F, AMT,
      RB, AMBAC
         5.000%, 12/01/14                                       2,000           2,011
   Pennsylvania State, Economic
      Development Financing Authority,
      Dr. Gertrude A. Barber Center
      Project, RB, Radian
      Callable 12/01/10 @ 100
         5.625%, 12/01/15                                         885             917
   Pennsylvania State, Economic
      Development Financing Authority,
      York Water Project, Ser A, AMT,
      RB, XLCA
      Callable 04/01/14 @ 100
         5.000%, 04/01/16                                       1,450           1,450
   Pennsylvania State, Higher
      Educational Facilities Authority,
      Allegheny Delaware Valley Obligation
      Project, Ser C, RB, MBIA
      Callable 10/06/08 @ 101
         5.700%, 11/15/10                                          50              50
   Pennsylvania State, Higher Educational
      Facilties Authority, Allegheny
      Delaware Valley Obligation Project,
      Ser A, RB, MBIA
      Callable 10/06/08 @ 101
         5.875%, 11/15/16                                          25              25

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Pennsylvania State, Higher
      Educational Facilties Authority,
      Allegheny Delaware Valley
      Obligation Project, Ser A,
      RB, MBIA
         5.600%, 11/15/10                               $       2,000   $       2,008
   Pennsylvania State, Higher
      Educational Facilties Authority,
      Allegheny Delaware Valley
      Obligation Project, Ser C,
      RB, MBIA
      Callable 10/06/08 @ 101
         5.875%, 11/15/18                                       3,200           3,217
   Pennsylvania State, Higher
      Educational Facilties Authority,
      Drexel University Project, RB
      Callable 11/01/12 @ 100
         5.500%, 05/01/13                                       2,750           2,985
   Pennsylvania State, Higher
      Educational Facilties Authority,
      Philadelphia University Project,
      RB, Radian
      Pre-Refunded @ 100
         5.750%, 06/01/10 (B)                                     660             701
   Pennsylvania State, Higher
      Educational Facilties Authority,
      University of Pennsylvania
      Trustees Project, Ser B, RB
         5.250%, 09/01/15                                       1,070           1,201
   Pennsylvania State, Higher
      Educational Facilties Authority,
      University of the Arts Project,
      RB, Radian
      Callable 03/15/10 @ 100
         5.500%, 03/15/13                                       1,025           1,054
   Pennsylvania State, Higher
      Educational Facilties Authority,
      Widener University Project, RB
      Callable 07/15/13 @ 100
         5.000%, 07/15/20                                       1,000           1,005
   Pennsylvania State, Housing Finance
      Agency, Ser 103, AMT, RB
      Callable 10/01/17 @ 100
         5.700%, 04/01/22                                       1,860           1,855
   Pennsylvania State, Housing Finance
      Agency, Ser 97-A, AMT, RB
      Callable 10/01/16 @ 100
         4.500%, 10/01/22                                       1,000             896
   Pennsylvania State, Intergovernmental
      Authority, Philadelphia Funding
      Program, Special Tax, FGIC
      Callable 06/15/09 @ 100
         5.250%, 06/15/15                                       3,100           3,148


            56 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Pennsylvania State, Ser 1, GO
         5.000%, 10/01/15                               $         700   $         775
   Pennsylvania State, Ser 1, GO
      Callable 05/15/18 @ 100
         5.000%, 05/15/20                                       1,800           1,942
   Pennsylvania State, Ser 3, GO, FSA
         5.375%, 07/01/20                                       1,000           1,128
   Pennsylvania State, Turnpike
      Commission, RB, AMBAC
      Pre-Refunded @ 101
         5.000%, 07/15/11 (B)                                   1,160           1,252
   Philadelphia, Airport Authority,
      Ser B, AMT, RB, FSA
         5.000%, 06/15/17                                         750             758
   Philadelphia, Gas Works Authority,
      Ser 3, RB, FSA
      Pre-Refunded @ 100
         5.125%, 08/01/11 (B)                                     880             947
   Philadelphia, Gas Works Authority,
      Ser B, RB, MBIA
         7.000%, 05/15/20 (A)                                   1,545           1,858
   Philadelphia, GO, CIFG
      Callable 08/01/16 @ 100
         5.000%, 08/01/17                                       1,000           1,042
   Philadelphia, Hospitals & Higher
      Education Facilities Authority,
      Jefferson Health Systems Project,
      Ser A, RB, AMBAC
      Callable 10/06/08 @ 101
         5.125%, 05/15/18                                       1,000           1,011
   Philadelphia, Redevelopment
      Authority, Multi-Family Housing,
      Woodstock Project, RB, HUD
      Callable 10/06/08 @ 100
         5.450%, 02/01/23                                       1,195           1,196
   Philadelphia, School District,
      Ser B, GO, AMBAC
         5.000%, 04/01/13                                         500             533
   Philadelphia, Water & Wastewater
      Authority, Ser A, RB, AMBAC
         5.000%, 08/01/15                                       1,000           1,082
   Pittsburgh, Public Parking Authority,
      Saint Francis General Hospital
      Project, RB
      Callable 10/06/08 @ 100
         6.625%, 10/01/12 (A)                                      20              22
   Pittsburgh, Ser A, GO, AMBAC
         5.500%, 09/01/14                                       1,885           1,993
   Pittsburgh, Ser B, GO, FSA
         5.250%, 09/01/15                                       1,000           1,111

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Pittsburgh, Urban Redevelopment
      Authority, Home Improvement
      Loan Project, Ser B, RB
      Callable 10/06/08 @ 101
         5.150%, 02/01/17                               $         175   $         173
   Pittsburgh, Urban Redevelopment
      Authority, Ser B, RB
      Callable 10/06/08 @ 101
         4.700%, 10/01/10                                          90              91
   Pittsburgh, Urban Redevelopment
      Authority, Triangle Tax Increment,
      Ser A, TA
      Callable 10/06/08 @ 100
         6.000%, 12/01/11 (C)                                   1,900           1,916
   Pittsburgh, Urban Redevelopment
      Authority, Triangle Tax Increment,
      Ser B, TA
      Callable 10/06/08 @ 100
         6.250%, 03/15/15 (C)                                   1,700           1,729
   Quakertown, Hospital Authority,
      Community Hospital Project
         7.125%, 01/01/11 (A)                                      50              53
   Reading, Area Water Authority,
      RB, FSA
      Callable 06/01/17 @ 100
         5.000%, 12/01/21                                       2,080           2,201
   Scranton-Lackawanna, Health &
      Welfare Authority, RB
      Callable 10/06/08 @ 100
         6.625%, 07/01/09 (A)                                     130             135
   South Fayette Township,
      Sanitation Authority, RB
      Callable 10/06/08 @ 100
         6.375%, 11/01/12 (A)                                      85              92
   South Fork, Municipal Authority,
      Conemaugh Valley Memorial
      Hospital, RB
         5.625%, 07/01/10                                          10              11
   Southcentral, General Revenue
      Authority, Hanover Hospital
      Project, RB, Radian
      Callable 06/01/12 @ 100
         4.900%, 12/01/14                                         545             566
   Susquehanna Township,
      Sewer Authority, RB
      Callable 10/06/08 @ 100
         6.000%, 11/15/13 (A)                                      60              65
   Upper Allen Township,
      Sewer Authority, RB
      Callable 10/06/08 @ 100
         5.750%, 04/01/13 (A)                                     160             174


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 57

SCHEDULE OF INVESTMENTS

Pennsylvania Municipal Bond Fund (Concluded)

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Warwick, School District, GO, FGIC
         5.000%, 02/15/15                               $       1,000   $       1,078
   Westmoreland County, Municipal
      Authority, Special Obligation
         9.125%, 07/01/10 (A)                                      15              16
   Willistown Township, Municipal
      Sewer Authority, RB
      Callable 10/06/08 @ 100
         6.000%, 01/01/15 (A)                                      15              17
   Wrightsville, Municipal Sewer
      Authority, RB
      Callable 10/06/08 @ 100
         5.625%, 11/15/08 (A)                                      10              10
   York County, Industrial Development
      Authority, York Water Project, RB
         3.750%, 12/01/08 (D)                                   1,000           1,006
   York Township, Water & Sewer
      Authority
         5.900%, 08/01/13 (A)                                      90             102
                                                                        -------------
                                                                               93,138
                                                                        -------------
PUERTO RICO -- 12.9%
   Puerto Rico Commonwealth,
      Aqueduct & Sewer Authority,
      Senior Lien, Ser A, RB
         5.000%, 07/01/15                                         500             536
   Puerto Rico Commonwealth,
      Electric Power Authority,
      Ser QQ, RB, XLCA
         5.500%, 07/01/16                                         500             529
   Puerto Rico Commonwealth,
      Electric Power Authority,
      Ser UU, RB, MBIA
         5.000%, 07/01/19                                         500             511
   Puerto Rico Commonwealth,
      Government Development Board,
      Senior Notes, Ser B, RB
         5.000%, 12/01/11                                         250             258
         5.000%, 12/01/13                                         880             908
         5.000%, 12/01/14                                         650             668
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser AA, RB, MBIA
         5.500%, 07/01/18                                       1,100           1,152
         5.500%, 07/01/19                                       1,000           1,046
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser CC, RB
         5.000%, 07/01/16                                       1,230           1,258


                                                          Face Amount   Market Value
Description                                      ($ Thousands)/Shares   ($ Thousands)
-----------                                      --------------------   -------------
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser K, RB
         5.000%, 07/01/13                               $         480   $         494
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser N, RB
         5.500%, 07/01/24                                       1,000           1,019
   Puerto Rico Commonwealth,
      Housing Finance Authority,
      Capital Funding Program,
      RB, HUD
         5.000%, 12/01/13 (A)                                     325             353
   Puerto Rico Commonwealth,
      Housing Finance Authority,
      Capital Funding Program, RB, HUD
         5.000%, 12/01/13                                         175             184
   Puerto Rico Commonwealth,
      Public Buildings Authority,
      Government Facilities Project,
      Ser C, RB
         5.500%, 07/01/16                                       1,000           1,048
   Puerto Rico Commonwealth,
      Public Finance Authority,
      Commonwealth Appropriations
      Project, Ser A, RB
      Callable 02/01/12 @ 100
         5.750%, 02/01/09 (C) (D)                               1,635           1,678
   Puerto Rico Commonwealth,
      Public Improvement Project,
      Ser A, GO, MBIA
         5.500%, 07/01/18                                       1,000           1,055
   Puerto Rico Commonwealth,
      Public Improvement Project,
      Ser A, GO, XLCA
         5.500%, 07/01/17                                       1,050           1,092
                                                                        -------------
                                                                               13,789
                                                                        -------------
Total Municipal Bonds
   (Cost $106,533) ($ Thousands)                                              106,927
                                                                        -------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 1.630%+ (E)                         51,916              52
                                                                        -------------
Total Cash Equivalent
   (Cost $52) ($ Thousands)                                                        52
                                                                        -------------
Total Investments -- 100.3%
   (Cost $106,585) ($ Thousands)                                        $     106,979
                                                                        =============


            58 SEI Tax Exempt Trust / Annual Report / August 31, 2008

Description
-----------

Percentages are based on Net Assets of $106,617 ($ Thousands).

+    Investment in Affiliated Security (see Note 2).

(A)  Security is escrowed to maturity.

(B) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(C) Securities are held in connection with a letter of credit issued by a major bank.

(D) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(E)  Rate shown is the 7-day effective yield as of August 31, 2008.

AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax (subject to)
CIFG   -- CDC IXIS Financial Guaranty
Cl     -- Class
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assistance
GO     -- General Obligation
HUD    -- Housing Urban Development
MBIA   -- Municipal Bond Investors Association
Radian -- Radian Asset Assurance
RB     -- Revenue Bond
Ser    -- Series
TA     -- Tax Allocation
XLCA   -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 59

SCHEDULE OF INVESTMENTS

Massachusetts Municipal Bond Fund

August 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)*:

                              (BAR CHART OMITTED)

General Obligations      30.3%
Transportation           24.0%
Education                 8.5%
General Revenue           6.7%
Industrial Development    6.1%
Healthcare                5.2%
Water                     4.5%
Housing                   3.9%
Utilities                 3.5%
Pollution Control         3.3%
Public Facilities         2.3%
Power                     1.6%
Short-Term Investment     0.1%

*    Percentages based on total investments.

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
MUNICIPAL BONDS -- 99.1%
MASSACHUSETTS -- 84.3%
   Ashland, GO, AMBAC
         5.000%, 05/15/15                               $         230   $         252
   Boston, Ser A, GO
         5.000%, 01/01/14                                       1,000           1,098
   Erving, GO
         5.375%, 06/15/12                                         500             520
   Fall River, GO, FSA
   Callable 02/01/13 @ 101
         5.250%, 02/01/15                                       1,000           1,093
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB
         5.875%, 03/01/15                                         185             213
         5.500%, 03/01/12                                         500             528
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB, FGIC
         7.000%, 03/01/21                                         500             616
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB, MBIA
         7.000%, 03/01/11                                       1,100           1,219
   Massachusetts Bay, Transportation
      Authority, Ser A, RB
         5.000%, 07/01/15                                       1,000           1,098
         5.000%, 07/01/22                                         500             544
   Massachusetts Bay, Transportation
      Authority, Ser A, RB
      Callable 07/01/10 @ 100
         5.750%, 07/01/13                                          45              47
   Massachusetts Bay, Transportation
      Authority, Ser B, RB
         5.250%, 07/01/21                                       1,000           1,114

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Massachusetts Bay, Transportation
      Authority, Ser C, RB
         5.500%, 07/01/18                               $         245   $         280
         5.250%, 07/01/13                                         300             333
         5.250%, 07/01/21                                         250             277
   Massachusetts State, Development
      Finance Agency, Babson College
      Project, Ser A, RB, MBIA
         5.000%, 10/01/17                                         500             529
   Massachusetts State, Development
      Finance Agency, Biomedical
      Research Project, Ser C, RB
      Callable 08/01/10 @ 101
         6.000%, 08/01/11                                         210             223
   Massachusetts State, Development
      Finance Agency, Boston College
      Project, Ser P, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/19                                         250             268
   Massachusetts State, Development
      Finance Agency, Emerson College
      Project, Ser A, RB
         5.000%, 01/01/14                                       1,000           1,043
   Massachusetts State, Development
      Finance Agency, Hampshire College
      Project, RB
         5.150%, 10/01/14                                         450             469
   Massachusetts State, Development
      Finance Agency, Holy Cross Project,
      Ser B, RB, AMBAC
      Callable 09/01/17 @ 100
         5.000%, 09/01/18                                         250             270
   Massachusetts State, Development
      Finance Agency, Pharmacy & Allied
      Health Sciences Project, Ser C, RB
         5.000%, 07/01/10 (A)                                     175             184
   Massachusetts State, Development
      Finance Agency, Visual &
      Performing Arts Project, RB
         5.750%, 08/01/14                                         500             550
   Massachusetts State, Development
      Finance Agency, Wheelock College
      Project, Ser C, RB
         5.000%, 10/01/17                                         500             510
   Massachusetts State, Development
      Finance Agency, Williston
      Northampton School Project, RB
      Pre-Refunded @ 102
         6.000%, 10/01/08 (B)                                     110             112
   Massachusetts State, Federal Highway
      Authority, Ser A, GAN, MBIA
         5.500%, 12/15/13                                       1,000           1,116
         5.250%, 12/15/12                                         500             548


            60 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Massachusetts State, Federal Highway
      Authority, Special Obligation, Ser A,
      GAN, FSA
         5.000%, 12/15/13                               $       1,600   $       1,754
   Massachusetts State, Health &
      Educational Facilities Authority,
      Baystate Medical Center Project,
      Ser F, RB
         5.000%, 07/01/10                                         250             257
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lahey Clinic Medical Center, Ser C,
      RB, FGIC
         5.000%, 08/15/15                                       1,320           1,389
   Massachusetts State, Health &
      Educational Facilities Authority,
      Massachusetts Institute of
      Technology Project, Ser L, RB
         5.000%, 07/01/13                                         750             821
   Massachusetts State, Health &
      Educational Facilities Authority,
      North Adams Regional Hospital
      Project, Ser C, RB
      Callable 10/06/08 @ 100
         6.750%, 07/01/09                                          10              10
   Massachusetts State, Health &
      Educational Facilities Authority,
      Partners Healthcare Project,
      Ser E, RB
         5.000%, 07/01/12                                         500             533
   Massachusetts State, Health &
      Educational Facilities Authority,
      Partners Healthcare Systems
      Project, Ser G, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/18                                         200             212
   Massachusetts State, Health &
      Educational Facilities Authority, Tufts
      University Project, Ser J, RB
         5.500%, 08/15/15                                         605             687
   Massachusetts State, Housing Finance
      Agency, Ser D, AMT, RB
      Callable 12/01/09 @ 100
         3.900%, 09/04/08 (C)                                   1,000           1,012
   Massachusetts State, Housing Finance
      Agency, Ser E, AMT, RB
      Callable 12/01/14 @ 100
         5.000%, 12/01/28                                         250             230
   Massachusetts State, Housing Finance
      Agency, Single Family Housing
      Project, Ser III, AMT, RB
      Callable 06/01/13 @ 100
         4.200%, 12/01/08 (C)                                     565             547

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Massachusetts State, Industrial
      Finance Agency, Boston Edison
      Project, Ser A, RB
      Callable 10/06/08 @ 100
         5.750%, 02/01/14                               $         925   $         926
   Massachusetts State, Port Authority,
      Bosfuel Project, AMT, RB, FGIC
         5.000%, 07/01/16                                         750             756
   Massachusetts State, Port Authority,
      Ser C, AMT, RB, FSA
         5.000%, 07/01/15                                       1,150           1,215
   Massachusetts State, School Building
      Authority, Ser A, RB, FSA
         5.000%, 08/15/14                                         750             826
   Massachusetts State, Ser A, GO
         5.250%, 08/01/22                                         300             331
   Massachusetts State, Ser A, GO, FSA
      Pre-Refunded @ 100
         5.000%, 03/01/15 (B)                                   1,750           1,946
   Massachusetts State, Ser A, GO, FSA
         5.250%, 08/01/20                                         500             558
   Massachusetts State, Ser B, G
      Callable 09/05/08 @ 100
         1.400%, 09/01/08 (C)                                     100             100
   Massachusetts State, Ser B, GO, FGIC
         7.000%, 07/01/09 (A)                                     200             209
   Massachusetts State, Ser B, GO, FSA
      Pre-Refunded @ 100
         5.500%, 03/01/12 (B)                                     100             109
   Massachusetts State, Ser B, GO, FSA
         5.250%, 09/01/21                                         500             555
   Massachusetts State, Ser C, GO, MBIA
         5.500%, 12/01/20                                         750             852
   Massachusetts State, Ser D, GO
      Pre-Refunded @ 100
         4.750%, 08/01/16 (B)                                     500             548
   Massachusetts State, Ser D, GO
         5.500%, 10/01/16                                         200             228
         5.000%, 08/01/16                                         250             277
   Massachusetts State, Ser D, GO, MBIA
         5.500%, 11/01/12                                         250             277
         5.500%, 11/01/15                                         500             569
   Massachusetts State, Ser E, GO,
      AMBAC
      Pre-Refunded @ 100
         5.000%, 11/01/16 (B)                                     250             280
   Massachusetts State, Ser E, GO, FSA
      Pre-Refunded @ 100
         5.250%, 01/01/13 (B)                                     300             327
   Massachusetts State, Special
      Obligation, Special Obligation, FGIC
      Pre-Refunded @ 100
         5.000%, 01/01/14 (B)                                     250             272


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 61

SCHEDULE OF INVESTMENTS

Massachusetts Municipal Bond Fund (Concluded)

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Massachusetts State, Water Pollution
      Abatement Authority, MWRA
      Program, Ser Sub A, RB
         6.000%, 08/01/19                               $         500   $         592
   Massachusetts State, Water Pollution
      Abatement Authority, Pool Program,
      Ser 8, RB
      Callable 08/01/12 @ 100
         5.250%, 08/01/13                                           5               5
   Massachusetts State, Water Pollution
      Abatement Authority, Pool Program,
      Ser A, RB
         5.250%, 08/01/14                                         625             697
   Massachusetts State, Water Pollution
      Abatement Authority, RB
         5.000%, 08/01/20                                         500             548
   Massachusetts State, Water Resources
      Authority, Ser B, RB, FSA
         5.250%, 08/01/23                                         500             554
   Massachusetts State, Water Resources
      Authority, Ser C, RB
         6.000%, 12/01/11                                         105             113
   Massachusetts State, Water Resources
      Authority, Ser C, RB
         6.000%, 12/01/11 (A)                                     170             183
   Springfield, Municipal Purpose Loan,
      GO, FSA
         5.750%, 08/01/14                                       1,000           1,143
   Springfield, Municipal Purpose Loan,
      GO, MBIA
         5.250%, 08/01/15                                       1,000           1,112
   Springfield, Water & Sewer Authority,
      Ser A, RB, AMBAC
      Callable 07/15/16 @ 100
         5.000%, 07/15/17                                         500             541
                                                                        -------------
                                                                               39,155
                                                                        -------------
PUERTO RICO -- 14.3%
   Puerto Rico Commonwealth, Aqueduct
      & Sewer Authority, Senior Lien,
      Ser A, RB
         5.000%, 07/01/15                                       1,000           1,073
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser LL, RB, MBIA
         5.500%, 07/01/18                                         250             267
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser QQ, RB, XLCA
         5.500%, 07/01/16                                         250             265
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser UU, RB, FSA
         5.000%, 07/01/14                                         200             215
   Puerto Rico Commonwealth, GO
         6.500%, 07/01/13                                         250             273

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Puerto Rico Commonwealth,
      Government Development Board,
      Senior Notes, Ser B, RB
         5.000%, 12/01/14                               $         250   $         257
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser CC, RB
         5.000%, 07/01/14                                         300             308
         5.000%, 07/01/16                                         750             767
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser Y,
      RB, MBIA
         6.250%, 07/01/14                                           5               5
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser Y,
      RB, MBIA
         6.250%, 07/01/14 (A)                                      45              53
   Puerto Rico Commonwealth,
      Infrastructure Financing Authority,
      Special Tax, Ser C, AMBAC
         5.500%, 07/01/16                                         250             265
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
         5.500%, 07/01/12                                         500             524
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB
      Callable 07/01/12 @ 100
         5.000%, 07/01/28 (C)                                     250             255
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A, RB
      Callable 02/01/12 @ 100
         5.750%, 02/01/09 (C) (D)                                 800             821
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A, GO
         5.250%, 07/01/15                                       1,000           1,034
   Puerto Rico Commonwealth, Ser A, GO
      Callable 07/01/12 @ 100
         5.000%, 01/01/09 (C)                                     250             255
                                                                        -------------
                                                                                6,637
                                                                        -------------
VIRGIN ISLANDS -- 0.5%
   Virgin Islands, Public Finance
      Authority, Gross Receipts Taxes,
      Ser A, RB
         5.625%, 10/01/10                                         220             226
                                                                        -------------
Total Municipal Bonds
   (Cost $45,390) ($ Thousands)                                                46,018
                                                                        -------------


            62 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                                         Market Value
Description                                                 Shares      ($ Thousands)
-----------                                             -------------   -------------
CASH EQUIVALENT -- 0.1%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 1.630%+ (E)                         36,445   $          36
                                                                        -------------
Total Cash Equivalent
   (Cost $36) ($ Thousands)                                                        36
                                                                        -------------
Total Investments -- 99.2%
   (Cost $45,426) ($ Thousands)                                         $      46,054
                                                                        =============

Percentages are based on Net Assets of $46,448 ($ Thousands).

+    Investment in Affiliated Security (see Note 2).

(A)  Security is escrowed to maturity.

(B) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(C) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D) Securities are held in connection with a letter of credit issued by a major bank.

(E)  Rate shown is the 7-day effective yield as of August 31, 2008

AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax (subject to)
Cl    -- Class
FGIC  -- Financial Guaranty Insurance Company
FSA   -- Financial Security Assistance
GAN   -- Grant Anticipation Note
GO    -- General Obligation
MBIA  -- Municipal Bond Investors Association
RB    -- Revenue Bond
Ser   -- Series
XLCA  -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 63

SCHEDULE OF INVESTMENTS

New Jersey Municipal Bond Fund

August 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)*:

                               (BAR CHART OMITTED)

Transportation           31.1%
Education                18.7%
General Obligations      13.9%
Industrial Development   11.1%
General Revenue           6.9%
Healthcare                5.9%
Utilities                 4.7%
Water                     2.6%
Public Facilities         2.1%
Power                     1.7%
Pollution Control         1.3%
Short-Term Investment     0.0%

*    Percentages based on total investments.

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
MUNICIPAL BONDS -- 97.8%
NEW JERSEY -- 88.2%
   Atlantic County, Public Facilities Lease
      Agreement, COP, FGIC
         6.000%, 03/01/13                               $       1,000   $       1,115
   Bergen County, Utilities Authority,
      Ser A, RB, FGIC
         5.000%, 12/15/10                                       1,000           1,059
   Burlington County, Bridge Authority,
      Government Loan Program, RB
      Callable 10/15/12 @ 100
         5.000%, 10/15/13                                       1,290           1,392
   Burlington County, Bridge Authority,
      Government Loan Program, RB,
      AMBAC
         5.000%, 05/15/11                                       1,230           1,308
         5.000%, 12/15/13                                       1,000           1,092
   Camden County, Municipal Utilities
      Authority, County Agreement Project,
      Ser B, RB, FGIC
         5.000%, 07/15/15                                       1,750           1,896
   Cumberland County, Improvement
      Authority, County Guaranteed
      Project, RB, MBIA
         5.000%, 01/01/13                                         500             539
   East Orange, Ser A, GO, FSA
         5.000%, 08/01/12                                       1,185           1,284
   Freehold, Regional High School
      District, GO, FGIC
         5.000%, 03/01/15                                       1,280           1,395
   Garden State, Preservation Trust,
      Ser A, RB, FSA
         5.250%, 11/01/11                                       2,000           2,167
   Garden State, Preservation Trust,
      Ser C, RB, FSA
         5.250%, 11/01/21                                       2,230           2,484
         5.125%, 11/01/16                                       1,000           1,120

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Jersey City, General Improvement
      Project, Ser B, GO, FSA
      Pre-Refunded @ 102
         5.000%, 09/01/11 (A)                           $       1,005   $       1,099
   Jersey City, Ser A, GO, FSA
         6.250%, 10/01/11                                       1,225           1,353
   Lacey, Municipal Utilities Authority,
      RB, AMBAC
      Callable 12/01/17 @ 100
         5.000%, 12/01/19                                         550             589
   Lafayette Yard, Community
      Development Authority, Trenton
      Hotel/Conference Center Project,
      RB, MBIA
      Pre-Refunded @ 101
         6.125%, 04/01/10 (A)                                     500             537
         5.250%, 04/01/10 (A)                                     540             573
   New Jersey State, Casino Reinvestment
      Development Authority, Ser A,
      RB, MBIA
         5.000%, 06/01/14                                       3,000           3,174
   New Jersey State, Economic
      Development Authority, Masonic
      Charity Foundation Project, RB
      Callable 06/01/11 @ 102
         5.000%, 06/01/12                                         890             942
   New Jersey State, Economic
      Development Authority, Motor
      Vehicle Surcharge Revenue Project,
      Ser A, RB, MBIA
      Callable 07/01/14 @ 100
         5.250%, 07/01/15                                       2,000           2,150
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser C, RB, MBIA
      Pre-Refunded @ 100
         5.000%, 06/15/12 (A)                                   3,200           3,472
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser G, RB, AMBAC
      Pre-Refunded @ 100
         5.000%, 09/01/13 (A)                                   1,550           1,703
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser I, RB
         5.000%, 09/01/13                                       1,000           1,079
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser I, RB
      Pre-Refunded @ 100
         5.250%, 09/01/14 (A)                                   1,275           1,428


            64 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser I, RB, FGIC
      Pre-Refunded @ 100
         5.000%, 09/01/14 (A)                           $       1,900   $       2,107
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser K, RB, AMBAC
      Callable 12/15/15 @ 100
         5.250%, 12/15/16                                       1,485           1,628
   New Jersey State, Economic
      Development Authority, Trenton
      Office Complex, RB, FSA
         5.250%, 06/15/11                                       1,400           1,505
   New Jersey State, Educational Facilities
      Authority, College of New Jersey
      Project, Ser D, RB, FSA
      Callable 07/01/18 @ 100
         5.000%, 07/01/23                                       2,695           2,821
   New Jersey State, Educational Facilities
      Authority, Fairleigh Dickinson
      Project, Ser C, RB
         6.000%, 07/01/12                                       1,670           1,750
   New Jersey State, Educational Facilities
      Authority, Princeton University
      Project, Ser E, RB
         5.000%, 07/01/15                                       2,500           2,766
   New Jersey State, Educational Facilities
      Authority, Princeton University
      Project, Ser F, RB
         2.010%, 09/01/08 (B)                                     935             935
   New Jersey State, Educational Facilities
      Authority, Ramapo College Project,
      Ser I, RB, AMBAC
      Callable 07/01/17 @ 100
         5.000%, 07/01/18                                       1,620           1,747
   New Jersey State, Educational Facilities
      Authority, Rowan University Project,
      Ser I, RB, FGIC
      Pre-Refunded @ 100
         5.125%, 07/01/13 (A)                                   1,500           1,652
   New Jersey State, Environmental
      Infrastructure Trust, Ser A, RB
         5.000%, 09/01/20                                       1,220           1,337
   New Jersey State, Environmental
      Infrastructure Trust, Wastewater
      Treatment Project, Ser C, RB
         5.000%, 07/01/11                                       1,125           1,202

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   New Jersey State, Health Care Facilities
      Financing Authority, Atlantic Care
      Regional Medical Center Project, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/21                               $       2,000   $       2,006
   New Jersey State, Health Care Facilities
      Financing Authority, Burdette Tomlin
      Memorial Hospital Project, RB
      Callable 07/01/09 @ 101
         5.250%, 07/01/11                                         535             546
   New Jersey State, Health Care Facilities
      Financing Authority, Children's
      Specialized Hospital Project,
      Ser A, RB
         5.000%, 07/01/12                                         400             407
         5.000%, 07/01/14                                         510             515
   New Jersey State, Health Care Facilities
      Financing Authority, Children's
      Specialized Hospital Project,
      Ser A, RB
      Callable 07/01/15 @ 100
         5.000%, 07/01/18                                         200             195
   New Jersey State, Health Care Facilities
      Financing Authority, RWJ Health
      Care Corporation Project, Ser B,
      RB, Radian
         5.000%, 07/01/13                                       1,000           1,065
         5.000%, 07/01/14                                         570             608
   New Jersey State, Health Care Facilities
      Financing Authority, South Jersey
      Hospital Project, RB
      Callable 07/01/16 @ 100
         5.000%, 07/01/17                                       1,875           1,914
   New Jersey State, Highway Authority,
      Garden State Parkway Project,
      RB, FGIC
         5.500%, 01/01/12 (C)                                   1,700           1,859
   New Jersey State, Highway Authority,
      Garden State Parkway Project,
      RB, FGIC
      Pre-Refunded @ 100
         5.250%, 01/01/12 (A)                                   1,480           1,607
   New Jersey State, Ser H, GO
         5.250%, 07/01/11                                       2,000           2,148
         5.250%, 07/01/12                                       2,000           2,182
   New Jersey State, Ser H, GO, FSA
         5.250%, 07/01/15                                       1,485           1,665
   New Jersey State, Transportation
      Administration, Federal
      Transportation Grants, Ser B,
      COP, AMBAC
         5.500%, 09/15/11                                       3,450           3,707


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 65

SCHEDULE OF INVESTMENTS

New Jersey Municipal Bond Fund (Concluded)

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser A, RB, MBIA
         5.250%, 12/15/21                               $       1,615   $       1,737
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser A, RB
         5.500%, 06/15/13 (C)                                   1,070           1,198
         5.000%, 06/15/10 (C)                                     165             173
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser A, RB, FGIC
         5.250%, 06/15/13 (C)                                   1,065           1,180
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser A, RB, FSA
         5.500%, 12/15/16                                       3,000           3,393
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser B, RB, FGIC
         5.500%, 12/15/20                                       2,000           2,205
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser C, RB
      Pre-Refunded @ 100
         5.500%, 06/15/13 (A)                                   2,420           2,709
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser C, RB, FGIC
      Pre-Refunded @ 100
         5.250%, 06/15/15 (A)                                   1,165           1,312
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser C, RB, FGIC
         5.250%, 06/15/12 (C)                                   2,500           2,735
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser C, RB, FSA
         5.750%, 12/15/14 (C)                                   2,070           2,394
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser C, RB, MBIA
         5.250%, 06/15/13 (C)                                   3,000           3,318
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser D, RB, AMBAC
      Pre-Refunded @ 100
         5.000%, 06/15/15 (A)                                   2,115           2,351
   Ocean County, Waste Utilities Authority,
      RB
         5.250%, 01/01/10                                       1,305           1,331

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Passaic Valley, Sewer Authority,
      Ser F, RB, FGIC
         5.000%, 12/01/12                               $       1,270   $       1,358
   Rahway, COP, MBIA
      Callable 02/15/10 @ 101
         5.400%, 02/15/13                                         475             495
         5.300%, 02/15/12                                         450             469
   Southeast Morris County, RB, MBIA
      Callable 01/01/11 @ 100
         5.000%, 01/01/13                                       1,215           1,265
   Trenton, GO, MBIA
         5.000%, 12/01/11                                       1,360           1,459
   West Orange, GO
      Pre-Refunded @ 100
         5.450%, 02/15/10 (A)                                     980           1,029
   West Windsor Plainsboro, Regional
      School District, GO, FSA
         5.000%, 12/01/12                                       1,100           1,197
         5.000%, 09/15/15                                         540             599
         5.000%, 09/15/16                                       1,075           1,196
         5.000%, 09/15/17                                         635             706
                                                                        -------------
                                                                              110,633
                                                                        -------------
NEW YORK -- 2.6%
   New York & New Jersey, Port Authority,
      One Hundred Forty Eighth Project,
      RB, FSA
      Callable 08/15/17 @ 100
         5.000%, 08/15/19                                       3,000           3,259
                                                                        -------------
PENNSYLVANIA -- 0.6%
   Delaware River, Joint Toll Bridge
      Commission, Ser A, RB, MBIA
         5.000%, 07/01/16                                         730             800
                                                                        -------------
PUERTO RICO -- 6.4%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser JJ, RB, XLCA
         5.375%, 07/01/17                                       1,000           1,045
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser UU, RB, MBIA
         5.000%, 07/01/19                                       1,000           1,022
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser E,
      RB, FSA
         5.500%, 07/01/12                                       1,015           1,091
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A,
      GO, FGIC
         5.500%, 07/01/16                                       1,000           1,052
         5.500%, 07/01/19                                       2,600           2,687


            66 SEI Tax Exempt Trust / Annual Report / August 31, 2008


                                                          Face Amount   Market Value
Description                                      ($ Thousands)/Shares   ($ Thousands)
-----------                                      --------------------   -------------
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A,
      GO, MBIA
         5.500%, 07/01/18                               $       1,000   $       1,055
                                                                        -------------
                                                                                7,952
                                                                        -------------
Total Municipal Bonds
   (Cost $120,500) ($ Thousands)                                              122,644
                                                                        -------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 1.630%+ (D)                          4,074               4
                                                                        -------------
Total Cash Equivalent
   (Cost $4) ($ Thousands)                                                          4
                                                                        -------------
Total Investments -- 97.8%
   (Cost $120,504) ($ Thousands)                                        $     122,648
                                                                        =============

Percentages are based on Net Assets of $125,383 ($ Thousands).

+    Investment in Affiliated Security (see Note 2).

(A) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)  Security is escrowed to maturity.

(D)  Rate shown is the 7-day effective yield as of August 31, 2008

AMBAC  -- American Municipal Bond Assurance Corporation
Cl     -- Class
COP    -- Certificate of Participation
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assistance
GO     -- General Obligation
MBIA   -- Municipal Bond Investors Association
Radian -- Radian Asset Assurance
RB     -- Revenue Bond
Ser    -- Series
XLCA   -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 67

SCHEDULE OF INVESTMENTS

New York Municipal Bond Fund

August 31, 2008

                               (BAR CHART OMITTED)

SECTOR WEIGHTINGS (UNAUDITED)*:

Transportation           22.2%
Education                20.0%
General Revenue          11.7%
General Obligations      11.4%
Industrial Development    7.9%
Water                     5.6%
Power                     4.8%
Housing                   4.7%
Public Facilities         3.9%
Healthcare                3.8%
Pollution Control         2.3%
Utilities                 1.7%
Short-Term Investment     0.0%

*    Percentages based on total investments.

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
MUNICIPAL BONDS -- 99.7%
NEW YORK -- 88.5%
   Amherst, Industrial Development
      Agency, Mandatory Tender, Ser A,
      RB, Radian
         4.200%, 10/01/31 (A)                           $         485   $         494
   Cornwall, Central School District,
      GO, FGIC
         5.000%, 10/15/14                                         525             572
   Dutchess County, Industrial
      Development Agency, Bard College
      Civic Facilities Project, Ser A-1, RB
         5.000%, 08/01/17                                         500             535
   Dutchess County, Industrial
      Development Agency, IBM Project,
      AMT, RB
      Callable 12/01/09 @ 100
         5.450%, 12/01/08 (A)                                   1,500           1,554
   Erie County, Water Authority, RB
         5.000%, 12/01/16                                       1,000           1,113
   Islip, Resource Recovery Agency, Ser F,
      AMT, RB, FSA
         5.000%, 07/01/12                                       1,000           1,056
   Long Island, Power Authority, Ser A,
      RB, FSA
         5.500%, 12/01/12 (B)                                   1,500           1,675
         5.500%, 12/01/13 (B)                                   1,475           1,671
   Long Island, Power Authority, Ser E,
      RB, FGIC
      Callable 12/01/16 @ 100
         5.000%, 12/01/17                                         500             529
   Long Island, Power Authority, Ser E,
      RB, MBIA
      Callable 12/01/16 @ 100
         5.000%, 12/01/18                                       1,215           1,276

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Long Island, Power Authority, Ser F,
      RB, MBIA
         5.000%, 05/01/15                               $       1,000   $       1,081
   Metropolitan New York, Transportation
      Authority, Ser A, RB
         5.000%, 11/15/13                                       1,000           1,083
   Metropolitan New York, Transportation
      Authority, Ser A, RB, FGIC
      Callable 11/15/11 @ 100
         5.250%, 11/15/12                                       1,000           1,064
   Metropolitan New York, Transportation
      Authority, Ser A, RB, FGIC
      Callable 11/15/17 @ 100
         5.000%, 11/15/18                                       1,000           1,043
   Metropolitan New York, Transportation
      Authority, Ser A, RB, MBIA
         5.000%, 11/15/11                                       1,550           1,654
         5.000%, 11/15/14                                       1,290           1,398
   Metropolitan New York, Transportation
      Authority, Ser C, RB
         5.000%, 11/15/12                                       1,000           1,077
   Metropolitan New York, Transportation
      Authority, Ser C, RB, AMBAC
         5.000%, 11/15/13                                       1,000           1,083
   Mount Sinai, Free School District,
      GO, AMBAC
         6.200%, 02/15/14                                         500             574
   Nassau County, Healthcare Facilities
      Authority, RB, FSA
      Pre-Refunded @ 102
         6.000%, 08/01/09 (C)                                   1,000           1,055
   Nassau County, Interim Finance
      Authority, Ser A, RB, MBIA
         5.000%, 11/15/14                                         500             554
   Nassau County, Interim Finance
      Authority, Ser A-1, RB, AMBAC
      Callable 11/15/11 @ 100
         5.375%, 11/15/14                                          75              80
   Nassau County, Interim Finance
      Authority, Ser A-1, RB, AMBAC
      Pre-Refunded @ 100
         5.375%, 11/15/11 (C)                                     175             192
   Nassau County, Ser A, GO, FGIC
         6.000%, 07/01/10                                         100             106
   New York & New Jersey, Port Authority,
      JFK International Airport Terminal
      Project, Ser 6, AMT, RB, MBIA
         6.250%, 12/01/09                                         500             513
   New York & New Jersey, Port Authority,
      One Hundred Thirty Ninth Project,
      AMT, RB, FGIC
         5.000%, 10/01/13                                       1,000           1,060


            68 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   New York & New Jersey, Port Authority,
      Ser 131, AMT, RB
      Callable 06/15/13 @ 101
         5.000%, 12/15/13                               $       1,500   $       1,615
   New York & New Jersey, Port Authority,
      Ser 85, RB, AMBAC
         5.200%, 09/01/15                                       1,215           1,344
   New York City, GO, AMBAC
      Pre-Refunded @ 100
         5.500%, 06/01/13 (C)                                     500             560
   New York City, Housing Development
      Authority, Capital Funding Program,
      Ser A, RB, FGIC
      Callable 07/01/15 @ 100
         5.000%, 07/01/16                                       2,975           3,203
   New York City, Housing Development
      Authority, Capital Funding Program,
      Ser A, RB, FGIC
         5.000%, 07/01/12                                       1,000           1,071
   New York City, Industrial Development
      Agency, Terminal One Group
      Association Project, AMT, RB
         5.500%, 01/01/14                                       1,000           1,068
         5.000%, 01/01/10                                         750             769
   New York City, Municipal Water
      Finance Authority, Ser A, RB, AMBAC
         5.875%, 06/15/13 (B)                                     750             856
   New York City, Municipal Water
      Finance Authority, Ser A,
      RB, FGIC
         6.000%, 06/15/10 (B)                                   1,000           1,070
   New York City, Municipal Water
      Finance Authority, Ser C, RB
      Callable 09/15/08 @ 100
         2.300%, 09/01/08 (A)                                     500             500
   New York City, Municipal Water
      Finance Authority, Ser D, RB
         5.000%, 06/15/12                                         570             617
   New York City, Municipal Water
      Finance Authority, Ser F, RB
      Callable 09/15/08 @ 100
         2.300%, 09/01/08 (A)                                     600             600
   New York City, Ser A, GO
         5.250%, 11/01/09 (B)                                     110             114
   New York City, Ser A, GO
         5.250%, 11/01/09                                         140             145
         5.000%, 08/01/09                                         500             515
   New York City, Ser B, GO, FSA
         5.250%, 08/01/13                                       2,000           2,211
   New York City, Ser C, GO, CIFG
         5.000%, 08/01/14                                       1,500           1,630
   New York City, Ser C, GO, MBIA
         5.000%, 08/01/13                                         500             541
         5.000%, 08/01/15                                         750             817

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   New York City, Ser G, GO
         5.000%, 08/01/15                               $         705   $         768
   New York City, Ser G, GO, AMBAC
      Callable 02/01/16 @ 100
         5.000%, 08/01/17                                         725             778
   New York City, Ser H, GO
         5.000%, 08/01/13                                         840             910
   New York City, Ser H, GO, FGIC
         6.000%, 08/01/12                                         750             834
   New York City, Ser H, GO, FGIC
      Callable 08/01/14 @ 100
         5.000%, 08/01/15                                         750             807
   New York City, Ser I, GO, MBIA
      Callable 08/01/14 @ 100
         5.000%, 08/01/17                                         500             530
   New York City, Ser M, GO
         5.000%, 04/01/13                                         700             755
   New York City, Ser Sub E3, GO
      Callable 10/01/08 @ 100
         1.250%, 09/01/08 (A) (D)                                 100             100
   New York City, Ser Sub E5, GO
      Callable 10/01/08 @ 100
         1.250%, 09/01/08 (A) (D)                                 300             300
   New York City, Ser Sub F-1, GO
         5.000%, 09/01/13                                         750             813
   New York City, Ser Sub J-1, GO
      Callable 06/01/16 @ 100
         5.000%, 06/01/17                                         300             323
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Callable 11/01/11 @ 100
         5.500%, 11/01/08 (A)                                     750             806
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
         5.500%, 02/01/09                                         605             615
         5.000%, 11/01/13                                       1,000           1,098
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Pre-Refunded @ 101
         6.000%, 05/15/10 (C)                                     750             810
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Callable 02/01/11 @ 100
         5.250%, 02/01/29 (A)                                     750             792
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser Sub C-4, RB
         2.300%, 09/01/08 (A)                                     900             900


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 69

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser Sub D-2, RB
      Callable 05/01/14 @ 100
         5.000%, 11/01/14                               $       1,000   $       1,096
   New York City, Transitional Finance
      Authority, Ser S-1, RB, FGIC
         5.000%, 07/15/16                                         350             383
   New York City, Transportation Authority,
      Livingston Plaza Project, RB, FSA
         5.400%, 01/01/18 (B)                                     105             117
   New York State, Dormitory Authority,
      Aids Long-Term Health Care
      Facilities Project, RB
         5.000%, 11/01/10                                       1,500           1,557
   New York State, Dormitory Authority,
      City University System Construction
      Project, 5th General, Ser A,
      RB, FGIC
         5.000%, 07/01/13                                       2,000           2,167
   New York State, Dormitory Authority,
      City University System, Special
      Obligation, Ser D, RB, FGIC
         5.750%, 07/01/12                                       1,000           1,064
   New York State, Dormitory Authority,
      Education Project, Ser D, RB
         5.000%, 03/15/14                                       1,000           1,097
   New York State, Dormitory Authority,
      Health Quest Systems Project,
      Ser B, RB
         5.000%, 07/01/15                                         740             804
         5.000%, 07/01/16                                         655             721
   New York State, Dormitory Authority,
      Interfaith Medical Center Project, RB
         5.000%, 02/15/18                                       1,000           1,055
   New York State, Dormitory Authority,
      Manhattan College Project,
      RB, Radian
         5.500%, 07/01/11                                         900             956
   New York State, Dormitory Authority,
      Mental Health Project, RB, FSA
      Callable 02/15/15 @ 100
         5.000%, 02/15/16                                       1,500           1,632
   New York State, Dormitory Authority,
      Mental Health Project, Ser G,
      RB, AMBAC
         5.250%, 08/15/09                                         385             397
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Improvement Project, Ser C,
      RB, FGIC
         5.000%, 02/15/13                                         800             859

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Improvement Project, Ser D,
      RB, FGIC
      Callable 02/15/15 @ 100
         5.000%, 08/15/19                               $       2,000   $       2,078
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Improvement Project, Ser D,
      RB, FSA
         5.250%, 08/15/18                                       2,000           2,224
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Project, Ser B, RB
         6.500%, 08/15/09                                         400             417
   New York State, Dormitory Authority,
      Montefiore Medical Center Project,
      RB, FGIC
         5.000%, 02/01/13                                         500             530
   New York State, Dormitory Authority,
      New York State Department of
      Health Project, RB
         5.250%, 07/01/13                                         500             547
   New York State, Dormitory Authority,
      New York University Project, Ser A,
      RB, MBIA
         6.000%, 07/01/19                                         100             117
   New York State, Dormitory Authority,
      New York University Project,
      Ser B, RB
         5.000%, 07/01/16                                         500             553
   New York State, Dormitory Authority,
      Rochester Institute of Technology
      Project, Ser A, RB, AMBAC
         5.000%, 07/01/12                                       1,000           1,076
         5.000%, 07/01/13                                       1,000           1,086
   New York State, Dormitory Authority,
      Ryan/Clinton Community Health
      Center Project, RB
         5.400%, 07/01/09                                         250             257
   New York State, Dormitory Authority,
      Ser B, RB
      Callable 05/15/12 @ 100
         5.250%, 11/15/08 (A)                                   5,500           5,858
   New York State, Dormitory Authority,
      Ser B, RB, XLCA
         5.250%, 01/01/09 (A)                                   1,750           1,879
   New York State, Dormitory Authority,
      Siena College Project, RB, MBIA
         5.000%, 07/01/16                                         500             548


            70 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, RB, MBIA
      Pre-Refunded @ 101
         6.000%, 05/15/10 (C)                           $       1,000   $       1,079
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, Ser A, RB
         5.500%, 05/15/13                                         810             885
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, Ser A, RB, AMBAC
         5.250%, 05/15/15                                       1,170           1,279
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, Ser A, RB, FGIC
         7.500%, 05/15/13                                         600             714
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, RB
         5.750%, 06/15/09 (B)                                      40              41
         5.750%, 06/15/11 (B)                                     300             328
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, RB
         5.750%, 06/15/09                                           5               5
         5.750%, 06/15/10                                          35              37
         5.750%, 06/15/11                                         180             196
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, Ser 2, RB
         5.750%, 06/15/12                                         105             116
   New York State, Environmental
      Facilities Authority, Revolving Funds -
      New York City Municipal Project,
      Ser C, RB
         5.000%, 06/15/15                                       1,475           1,632
   New York State, Environmental
      Facilities Authority, Revolving Funds -
      New York City Municipal Water
      Project, Ser A, RB
      Callable 06/15/18 @ 100
         5.000%, 06/15/24                                       1,500           1,588
   New York State, Environmental
      Facilities Authority, Revolving Funds -
      New York City Municipal Water
      Project, Ser E, RB
         5.000%, 06/15/14                                         750             827
   New York State, Environmental
      Facilities Authority, Revolving Funds,
      Ser B, RB
         5.000%, 11/15/14                                       1,000           1,107
         5.000%, 11/15/16                                       1,000           1,114

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   New York State, Environmental Facilities
      Authority, Revolving Funds, Ser E,
      RB, MBIA
         6.000%, 06/15/12                               $       1,350   $       1,506
   New York State, Environmental Facilities
      Authority, Ser A, RB, FGIC
         5.250%, 12/15/13                                       1,000           1,107
   New York State, Environmental Facilities
      Authority, State Water Project,
      Ser A, RB
         5.750%, 06/15/09 (B)                                       5               5
         5.750%, 06/15/11 (B)                                     240             262
   New York State, Local Assistance
      Authority, Ser E, RB
         6.000%, 04/01/14                                       1,040           1,163
   New York State, Local Government
      Assistance Authority, Senior Lien,
      Ser A, RB
         5.000%, 04/01/16                                         500             554
   New York State, Mortgage Agency,
      Homeowner Mortgage Project,
      Ser 87, RB
      Callable 09/01/09 @ 100
         5.150%, 04/01/17                                         250             253
   New York State, Mortgage Agency,
      Homeowner Mortgage Project,
      Ser 98, RB
      Callable 04/01/11 @ 100
         5.050%, 10/01/17                                         825             836
   New York State, Mortgage Agency,
      Ser 26, RB
      Callable 07/01/10 @ 100
         5.350%, 10/01/16                                         105             105
   New York State, Sales Tax Asset
      Receivables Project, Ser A, RB, MBIA
      Callable 10/15/14 @ 100
         5.000%, 10/15/17                                       1,000           1,081
   New York State, Thruway & Highway
      Board, Ser B, RB, FGIC
      Callable 10/01/15 @ 100
         5.000%, 04/01/16                                       1,000           1,085
   New York State, Thruway & Highway
      Board, Ser B, RB, FSA
         5.000%, 04/01/13                                       2,175           2,368
         5.000%, 04/01/14                                       1,000           1,097
         5.000%, 04/01/15                                       3,000           3,307
   New York State, Thruway & Highway
      Board, Ser C, RB, MBIA
         5.500%, 04/01/12                                         750             817
   New York State, Thruway Authority,
      Ser B, RB
      Callable 10/01/18 @ 100
         5.000%, 04/01/20                                       1,000           1,064


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 71

SCHEDULE OF INVESTMENTS

New York Municipal Bond Fund (Concluded)

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   New York State, Thruway Authority,
      Ser H, RB, MBIA
         5.000%, 01/01/15                               $         635   $         692
   New York State, Thruway Authority,
      Transportation Project, Ser A, RB
      Callable 09/15/17 @ 100
         5.000%, 03/15/18                                       1,000           1,097
   New York State, Thruway Authority,
      Transportation Project, Ser A,
      RB, FSA
         5.000%, 03/15/13                                         500             545
         5.000%, 03/15/14                                       1,000           1,099
   New York State, Triborough Bridge &
      Tunnel Authority, General Purpose
      Project, Ser SR, RB
         5.500%, 01/01/12 (B)                                     430             454
   New York State, Triborough Bridge &
      Tunnel Authority, RB, MBIA
         5.500%, 11/15/20                                         750             848
   New York State, Triborough Bridge &
      Tunnel Authority, Ser C, RB
         5.000%, 11/15/15                                       1,000           1,107
   New York State, Urban Development
      Authority, Personal Income Tax
      Project, Ser A1, RB
         5.000%, 12/15/16                                         250             277
   New York State, Urban Development
      Authority, Personal Income Tax
      Project, Ser A-1, RB
         5.000%, 12/15/11                                         250             270
   New York State, Urban Development
      Authority, Personal Income Tax
      Project, Ser A-1, RB, AMBAC
         5.000%, 12/15/15                                       1,000           1,106
   New York State, Urban Development
      Authority, Personal Income Tax
      Project, Ser B, RB, FSA
         5.000%, 03/15/13                                       1,000           1,090
   New York State, Urban Development
      Authority, Personal Income Tax
      Project, Ser C, RB
         5.000%, 03/15/17                                       2,145           2,366
   New York State, Urban Development
      Authority, Ser A, RB
      Pre-Refunded @ 100
         5.500%, 01/01/11 (C)                                     105             113
   New York State, Urban Development
      Authority, Ser A, RB
         5.500%, 01/01/17 (A)                                   1,395           1,474
         5.000%, 01/01/17                                         450             470
   New York State, Urban Development
      Authority, Service Contract, RB, FSA
         5.000%, 01/01/15                                         500             551

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   New York State, Urban Development
      Authority, Service Contract,
      Ser A, RB
         5.000%, 01/01/15                               $         500   $         543
   New York State, Urban Development
      Authority, State Facilities Project, RB
         5.750%, 04/01/12                                       1,100           1,205
   Troy, Industrial Development Authority,
      Rensselaer Polytechnic Institute
      Project, Ser A, RB
         5.500%, 09/01/10                                         400             423
   TSASC, Ser 1, RB
      Callable 06/01/16 @ 100
         4.750%, 06/01/22                                       2,805           2,535
   Yonkers, Ser A, GO, FSA
         5.000%, 05/01/17                                         500             544
   Yonkers, Ser A, GO, MBIA
         5.000%, 08/01/13                                       1,500           1,613
                                                                        -------------
                                                                              134,332
                                                                        -------------
PUERTO RICO -- 11.1%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser QQ, RB, XLCA
         5.500%, 07/01/16                                         500             529
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser UU, RB, MBIA
         5.000%, 07/01/19                                         500             511
   Puerto Rico Commonwealth,
      Government Development Board,
      Senior Notes, Ser B, RB
         5.000%, 12/01/11                                         500             517
         5.000%, 12/01/15                                         750             768
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, RB, FSA
         5.500%, 07/01/25                                       1,740           1,852
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser CC, RB
         5.000%, 07/01/16                                       2,100           2,148
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser E,
      RB, FSA
         5.500%, 07/01/19                                         750             811
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser Y,
      RB, MBIA
         6.250%, 07/01/14 (B)                                     115             135
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser Y,
      RB, MBIA
         6.250%, 07/01/14                                          10              11


            72 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Puerto Rico Commonwealth, Housing
      Finance Authority, Capital Funding
      Program, RB, HUD
         5.000%, 12/01/13 (B)                           $       1,985   $       1,069
   Puerto Rico Commonwealth, Housing
      Finance Authority, Capital Funding
      Program, RB, HUD
         5.000%, 12/01/13                                         515             543
   Puerto Rico Commonwealth,
      Infrastructure Financing Authority,
      Special Tax, Ser C, AMBAC
         5.500%, 07/01/16                                         500             531
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
         5.500%, 07/01/12                                         250             262
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB
      Callable 07/01/12 @ 100
         5.000%, 07/01/28 (A)                                   1,000           1,019
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser N, RB
         5.250%, 07/01/17                                         765             785
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A, RB
      Callable 02/01/12 @ 100
         5.750%, 02/01/09 (A) (D)                               2,850           2,924
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser E, RB
      Pre-Refunded @ 100
         5.500%, 02/01/12 (C)                                     750             812
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser B, GO
      Pre-Refunded @ 100
         5.000%, 07/01/16 (C)                                     500             561
   Puerto Rico Commonwealth,
      Ser A, GO
      Callable 07/01/12 @ 100
         5.000%, 01/01/09 (A)                                   1,000           1,019
                                                                        -------------
                                                                               16,807
                                                                        -------------
VIRGIN ISLANDS -- 0.1%
   Virgin Islands, Public Finance
      Authority, Gross Receipts Taxes,
      Ser A, RB
         5.625%, 10/01/10                                         220             226
                                                                        -------------
Total Municipal Bonds
   (Cost $148,696) ($ Thousands)                                              151,365
                                                                        -------------

                                                                         Market Value
Description                                                 Shares      ($ Thousands)
-----------                                             -------------   -------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 1.630%+ (E)                         70,027   $          70
                                                                        -------------
Total Cash Equivalent
   (Cost $70) ($ Thousands)                                                        70
                                                                        -------------
Total Investments -- 99.7%
   (Cost $148,766) ($ Thousands)                                        $     151,435
                                                                        =============

Percentages are based on Net Assets of $151,827 ($ Thousands).

+    Investment in Affiliated Security (see Note 2).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)  Security is escrowed to maturity.

(C) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(D) Securities are held in connection with a letter of credit issued by a major bank.

(E)  Rate shown is the 7-day effective yield as of August 31, 2008

AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax (subject to)
CIFG   -- CDC IXIS Financial Guaranty
Cl     -- Class
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assistance
GO     -- General Obligation
HUD    -- Housing Urban Development
MBIA   -- Municipal Bond Investors Association
Radian -- Radian Asset Assurance
RB     -- Revenue Bond
Ser    -- Series
XLCA   -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 73

SCHEDULE OF INVESTMENTS

California Municipal Bond Fund

August 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)*:

                              (BAR CHART OMITTED)

Education                   28.8%
General Obligations         25.9%
Industrial Development      11.8%
Power                        7.4%
General Revenue              6.0%
Water                        4.4%
Public Facilities            4.1%
Transportation               3.6%
Utilities                    3.3%
Healthcare                   2.2%
Airports                     1.4%
Tax-Exempt Corporate Bond    0.9%
Pollution Control            0.2%
Short-Term Investment        0.0%

*Percentages based on total investments.

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
MUNICIPAL BONDS -- 97.3%
CALIFORNIA -- 90.4%
   ABAG, Finance Authority, Channing
      House Project, COP
         4.900%, 02/15/09                               $         275   $         276
   California State University, Ser A,
      RB, FSA
         5.000%, 11/01/16                                       1,235           1,374
   California State, Communities
      Development Authority, Health
      Facilities-Adventist Health Project,
      Ser A, RB
         5.000%, 03/01/15                                       1,385           1,441
   California State, Communities
      Development Authority, Huntington
      Memorial Hospital Project, RB
         5.000%, 07/01/15                                       2,860           2,989
   California State, Communities
      Development Authority, LA Jewish
      Home Project, RB
      Callable 11/15/10 @ 100
         4.500%, 11/15/13                                       3,000           3,050
   California State, Communities
      Development Authority, Redlands
      Community Hospital Project, Ser A,
      RB, Radian
         5.000%, 04/01/14                                       1,000           1,055
   California State, Communities
      Development Authority, St. Joseph
      Project, RB, FSA
         5.000%, 07/01/14                                       1,000           1,084
   California State, Daily-Kindergarten
      University Project, Ser A-4, GO
      Callable 09/05/08 @ 100
         2.240%, 09/01/08 (A) (B)                                 955             955

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   California State, Department of Water
      Resources & Power, Power Supply
      Project, Ser H, RB
         5.000%, 05/01/17                               $       3,125   $       3,421
   California State, Department of Water
      Resources & Power, Ser A,
      RB, MBIA
      Pre-Refunded @ 101
         5.375%, 05/01/12 (C)                                   2,500           2,777
   California State, Department of Water
      Resources & Power, Ser W, RB, FSA
         5.500%, 12/01/13                                       1,540           1,737
   California State, Department of Water
      Resources & Power, Ser Y, RB, FGIC
      Callable 06/01/13 @ 100
         5.250%, 12/01/19                                       2,395           2,541
   California State, Department of Water
      Resources & Power, Ser Y, RB, FGIC
      Pre-Refunded @ 100
         5.250%, 06/01/13 (C)                                      30              33
   California State, Economic Recovery
      Authority, Ser A, GO
         5.250%, 07/01/12                                       1,680           1,837
   California State, Economic Recovery
      Authority, Ser A, GO, MBIA
         5.250%, 07/01/13                                       2,000           2,210
   California State, Educational Facilities
      Authority, Santa Clara University
      Project, RB, AMBAC
         5.250%, 09/01/19                                       1,250           1,380
   California State, Efficiency Financing
      Authority, Capital Improvements
      Program, COP, AMBAC
         6.000%, 04/01/09 (D)                                      80              82
   California State, GO
         5.250%, 02/01/18                                       2,000           2,185
         5.000%, 04/01/12                                      10,000          10,726
         5.000%, 10/01/16                                       3,225           3,504
   California State, GO
      Callable 08/01/13 @ 100
         5.250%, 02/01/14                                       4,000           4,356
   California State, GO, XLCA
         5.250%, 02/01/11                                       4,000           4,245
   California State, Health Facilities
      Financing Authority, Cedars-Sinai
      Medical Center Project, RB
         5.000%, 11/15/14                                       1,000           1,053
   California State, Infrastructure &
      Economic Development Authority,
      Workers Compensation Relief
      Project, Ser A, RB, AMBAC
         5.250%, 10/01/13                                       4,900           5,454


            74 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   California State, Pollution Control
      Financing Authority, Exxon Mobil
      Project, RB
      Callable 09/05/08 @ 100
         2.100%, 09/01/08 (B)                           $         480   $         480
   California State, Public Works Board,
      California State University Project,
      Ser A, RB, FGIC
         5.250%, 10/01/17                                       1,380           1,521
   California State, Public Works Board,
      Community College Project, Ser B,
      RB, FGIC
      Callable 03/01/17 @ 100
         5.000%, 03/01/20                                       2,000           2,066
   California State, Public Works Board,
      Department of Corrections State
      Prison Project, Ser E, RB, MBIA
         6.000%, 06/01/10                                       1,500           1,589
   California State, Public Works Board,
      Department of General Services -
      Butterfield Street Project, Ser A, RB
         5.000%, 06/01/15                                       1,000           1,076
   California State, Public Works Board,
      Department of General Services
      Project, Ser A, RB, FSA
      Callable 04/01/16 @ 100
         5.000%, 04/01/17                                       1,560           1,681
   California State, Union Elementary
      School District, Ser B, GO, FGIC
      Pre-Refunded @ 100
         5.375%, 09/01/12 (C)                                   1,000           1,104
   California State, Various Purposes, GO
         5.000%, 03/01/15                                       7,000           7,575
   California State, Various Purposes,
      GO, FSA
         5.000%, 09/01/16                                       2,000           2,222
   Cerritos Community College, Ser A,
      GO, MBIA
      Pre-Refunded @ 101
         5.000%, 08/01/13 (C)                                   1,170           1,305
   Corona-Norca, Unified School District,
      Ser B, GO, FSA
         8.647%, 09/01/13 (E)                                   1,000             843
         8.427%, 09/01/12 (E)                                   1,005             884
   Del Mar, Race Track Authority, RB
         5.000%, 08/15/10                                         700             712
   Evergreen, Elementary School District,
      GO, MBIA
      Callable 09/01/14 @ 100
         5.000%, 09/01/22                                       2,270           2,352

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Fontana, Redevelopment Agency,
      Jurupa Hills Redevelopment Project,
      Ser A, TA
      Callable 10/01/09 @ 101
         5.200%, 10/01/10                               $       1,615   $       1,673
   Fontana, Redevelopment Agency,
      Jurupa Hills Redevelopment Project,
      Ser A, TA
         5.100%, 10/01/09                                         360             369
   Fremont, Union High School District,
      GO, FGIC
      Callable 09/01/15 @ 100
         5.000%, 09/01/20                                       2,000           2,116
   Fremont, Union High School District,
      GO, FGIC
         5.000%, 09/01/13                                       2,325           2,563
   Fresno, Joint Powers Financing
      Authority, TA, AMBAC
      Callable 08/01/10 @ 102
         5.500%, 08/01/15                                       1,445           1,532
   Golden West Schools, Financing
      Authority, Placentia-Yorba Linda
      University Project, RB, AMBAC
         5.500%, 08/01/21                                       1,500           1,693
   Hacienda La Puente, Ser A, GO, MBIA
         8.243%, 08/01/15 (E)                                   1,200             905
   Huntington Beach, Union High School
      District, Election 2004 Project,
      GO, FSA
      Callable 08/01/14 @ 100
         5.000%, 08/01/15                                       1,165           1,272
   Imperial, District Irrigation & Electric
      Authority, RB
         5.000%, 11/01/15                                       1,000           1,093
   Intermodal Container, Ser A, RB,
      AMBAC
         5.000%, 11/01/10                                       1,465           1,549
   Loma Linda, University Medical Center
      Project, Ser A, RB
         5.000%, 12/01/15                                       1,575           1,614
   Los Angeles, Department of Airports,
      Los Angeles International Airport
      Project, Ser C, RB
         5.000%, 05/15/17                                       1,200           1,286
   Los Angeles, Ser A, GO, MBIA
         5.250%, 09/01/13                                       1,180           1,307
   Los Angeles, Sonnenblick Del Rio
      Project, COP, AMBAC
         5.375%, 11/01/10                                       1,295           1,381
   Los Angeles, Unified School District,
      GO, MBIA
         5.500%, 07/01/11                                       2,000           2,164


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 75

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Los Angeles, Unified School District,
      Ser A-2, GO, FGIC
      Callable 07/01/14 @ 100
         5.000%, 07/01/16                               $       3,620   $       3,906
   M-S-R, Public Power Agency, Ser K,
      RB, MBIA
         5.000%, 07/01/13                                       2,600           2,810
   North Orange County, Community
      College, Election of 2002 Project,
      Ser B, GO, FGIC
      Pre-Refunded @ 100
         5.000%, 08/01/14 (C)                                   1,250           1,392
   Ontario, Redevelopment Financing
      Authority, Center City & Cimarron
      Project No. 1, RB, MBIA
         5.000%, 08/01/11                                       1,270           1,332
   Orange County, Water District Authority,
      Ser B, COP, MBIA
         4.500%, 08/15/13                                       1,350           1,433
   Palo Alto, Unified School District,
      GO, FSA
      Callable 08/01/15 @ 100
         5.000%, 08/01/16                                       1,195           1,316
   Pasadena, Unified School District,
      GO, FGIC
         5.000%, 11/01/13                                       2,000           2,205
   Rancho Cucamonga, Redevelopment
      Agency, Rancho Redevelopment
      Project, Ser A, TA, AMBAC
      Callable 09/01/14 @ 100
         5.000%, 09/01/15                                       2,000           2,135
   Rancho Mirage, Joint Power Authority,
      Eisenhower Medical Center Project,
      Ser A, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/21                                       1,000           1,008
   Rancho Santiago, Community College,
      GO, FSA
         5.250%, 09/01/17                                       3,325           3,765
   Rancho, Water District Financing
      Authority, Ser A, RB, FSA
      Callable 08/01/18 @ 100
         5.000%, 08/01/21                                       1,385           1,477
   Redwood City, Elementary School
      District, GO, FGIC
         5.000%, 08/01/15                                       2,275           2,499
   Riverside, Community College,
      GO, FSA
      Callable 08/01/15 @ 100
         5.000%, 08/01/18                                       1,700           1,831
   Riverside, Electric Authority, RB, FSA
      Callable 10/01/11 @ 101
         5.250%, 10/01/13                                       2,485           2,678

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Riverside, Public Financing Authority,
      COP
         5.400%, 05/15/09                               $       1,030   $       1,038
   Sacramento, Municipal Utilities
      Authority, Ser S, RB, MBIA
         5.000%, 11/15/13                                       1,400           1,527
   San Buenaventura, Ser B, COP,
      AMBAC
         5.000%, 01/01/12                                       1,455           1,553
   San Diego, Burnham Institution for
      Medical Research Project, COP
      Callable 09/01/15 @ 102
         5.000%, 09/01/16                                         575             579
   San Diego, Redevelopment Agency,
      Centre City Redevelopment Project,
      Ser A, RB
         5.450%, 09/01/09                                         175             179
         5.350%, 09/01/08                                         175             175
   San Diego, Redevelopment Agency,
      Centre City Redevelopment Project,
      Ser A, TA, XLCA
         5.000%, 09/01/13                                       1,300           1,395
   San Diego, Unified School District,
      Election of 1998 Project, Ser B
      GO, MBIA
         6.050%, 07/01/18                                       2,650           3,128
   San Francisco City & County, Ser 2,
      RB, FGIC
         5.000%, 05/01/12                                       1,555           1,647
   San Francisco, Bay Area Toll Authority,
      Ser F, RB
         5.000%, 04/01/13                                       1,000           1,089
   San Francisco, Community College,
      Ser B, GO, FSA
         5.000%, 06/15/14                                       3,040           3,360
   San Francisco, Community College,
      Ser B, GO, FSA
   Callable 06/15/14 @ 100
         5.000%, 06/15/15                                       3,000           3,278
   San Francisco, State Building Authority,
      California State & San Francisco
      Civic Center Project, Ser A,
      RB, FGIC
      Callable 12/01/15 @ 100
         5.000%, 12/01/16                                       3,500           3,743
   San Joaquin County, Capital Facilities
      Project, COP, MBIA
         5.500%, 11/15/13                                       1,000           1,107
   San Jose, Redevelopment Agency,
      Merged Area Redevelopment
      Project, Ser D, TA, AMBAC
      Callable 08/01/17 @ 100
         5.000%, 08/01/21                                       5,000           5,046


           76 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   San Jose, Unified School District,
      Election of 2002 Project, Ser C,
      GO, FGIC
      Callable 08/01/16 @ 100
         5.250%, 08/01/19                               $       2,050   $       2,218
   San Ramon Valley, Unified School
      District, Election of 2002 Project,
      GO, FSA
      Callable 08/01/14 @ 100
         5.250%, 08/01/17                                       1,475           1,611
   Santa Clara Valley, Water District
      Authority, Ser A, RB, FSA
      Callable 06/01/16 @ 100
         5.000%, 06/01/19                                       2,185           2,325
   Santa Fe Springs, Community
      Development Commission,
      Construction Redevelopment
      Project, Ser A, TA, MBIA
         5.000%, 09/01/15                                       2,585           2,809
   Santa Monica, Malibu School District,
      GO, FGIC
         5.250%, 08/01/11                                       2,095           2,259
   Santa Rosa, Wastewater Authority,
      Ser A, RB, AMBAC
         5.000%, 09/01/16                                       2,000           2,193
   Saugus, Union School District, Ser B,
      GO, FSA
      Pre-Refunded @ 100
         5.000%, 08/01/15 (C)                                   1,375           1,544
   South San Francisco, School District,
      RB, MBIA
         5.000%, 09/15/17                                       1,070           1,174
   Stockton, Essential Services Building,
      Parking Facility Project, COP
         5.000%, 08/01/09 (D)                                     280             289
   Sunnyvale, Water Financing Authority,
      RB, AMBAC
      Callable 10/01/11 @ 100
         5.250%, 10/01/13                                       1,595           1,702
   Tulare, Local Health Care Authority, RB
         5.000%, 11/01/15                                         525             521
         5.000%, 11/01/16                                         550             542
   University of California, Regents
      Medical Center, Ser A, RB, MBIA
      Callable 05/15/15 @ 101
         5.000%, 05/15/16                                       1,000           1,091
   University of California, Regents
      Medical Center, Ser A, RB, MBIA
         5.000%, 05/15/13                                       2,000           2,178

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   University of California, Ser K,
      RB, MBIA
      Callable 05/15/15 @ 101
         5.000%, 05/15/20                               $       5,790   $       6,057
   Val Verde, Unified School District,
      COP, FGIC
      Pre-Refunded @ 100
         5.250%, 01/01/15 (C)                                   2,500           2,810
   Val Verde, Unified School District,
      COP, FGIC
         5.000%, 01/01/14 (D)                                     500             551
   Whittier, High School District, GO,
      MBIA
      Callable 08/01/15 @ 100
         5.000%, 08/01/20                                       1,485           1,551
                                                                        -------------
                                                                              199,748
                                                                        -------------
PUERTO RICO -- 6.9%
   Puerto Rico Commonwealth, Electric
      Power Authority, RB, MBIA
         5.000%, 07/01/20                                       1,700           1,777
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser K, RB
      Pre-Refunded @ 100
         5.000%, 07/01/15 (C)                                   1,210           1,354
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser W,
      RB, MBIA
         5.500%, 07/01/13                                       3,400           3,652
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser X,
      RB, FSA
         5.500%, 07/01/15                                       1,490           1,633
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB, CIFG
         5.500%, 07/01/16                                       1,000           1,052
   Puerto Rico Commonwealth, Public
      Improvement Project, GO, MBIA
         5.250%, 07/01/12                                       2,000           2,102
         5.250%, 07/01/15                                       1,000           1,053
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A,
      GO, FGIC
         5.500%, 07/01/13                                       2,500           2,640
                                                                        -------------
                                                                               15,263
                                                                        -------------
Total Municipal Bonds
   (Cost $210,975) ($ Thousands)                                              215,011
                                                                        -------------


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 77

SCHEDULE OF INVESTMENTS

California Municipal Bond Fund (Concluded)

August 31, 2008

                                                         Face Amount     Market Value
Description                                      ($ Thousands)/Shares   ($ Thousands)
-----------                                      --------------------   -------------
TAX EXEMPT CORPORATE BOND -- 0.9%
CALIFORNIA -- 0.9%
   San Manuel Entertainment
      Callable 12/01/13 @ 102
         4.500%, 12/01/16                               $       2,000   $       1,908
                                                                        -------------
Total Tax Exempt Corporate Bond
   (Cost $2,000) ($ Thousands)                                                  1,908
                                                                        -------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 1.630%+ (F)                          2,385               2
                                                                        -------------
Total Cash Equivalent
   (Cost $2) ($ Thousands)                                                          2
                                                                        -------------
Total Investments -- 98.2%
   (Cost $212,977) ($ Thousands)                                        $     216,921
                                                                        =============

Percentages are based on Net Assets of $220,938 ($ Thousands).

+    Investment in Affiliated Security (see Note 2).

(A) Securities are held in connection with a letter of credit issued by a major bank.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(D)  Security is escrowed to maturity.

(E) Zero coupon security. The rate shown on the schedule of investments represents the security's effective yield at the time of purchase.

(F)  Rate shown is the 7-day effective yield as of August 31, 2008

AMBAC  -- American Municipal Bond Assurance Corporation
CIFG   -- CDC IXIS Financial Guaranty
Cl     -- Class
COP    -- Certificate of Participation
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assistance
GO     -- General Obligation
MBIA   -- Municipal Bond Investors Association
Radian -- Radian Asset Assurance
RB     -- Revenue Bond
Ser    -- Series
TA     -- Tax Allocation
XLCA   -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


            78 SEI Tax Exempt Trust / Annual Report / August 31, 2008

Tax-Advantaged Income Fund

August 31, 2008

                               (BAR CHART OMITTED)

SECTOR WEIGHTINGS (UNAUDITED)*:

Municipal Bonds         59.3%
Preferred Stock         22.4%
Short-Term Investment    9.2%
Corporate Bonds          9.1%

*    Percentages based on total investments.

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
MUNICIPAL BONDS -- 59.7%
ALABAMA -- 1.8%
   Colbert County, Northwest Alabama
      Health Care Authority, RB
      Callable 06/01/13 @ 101
         5.750%, 06/01/27                               $         800   $         771
   Montgomery, Medical Clinic Board,
      Jackson Hospital & Clinic Project,
      RB
      Callable 03/01/16 @ 100
         5.250%, 03/01/36                                         750             640
   Tuscaloosa, Educational Building
      Authority, Stillman College Project,
      Ser A, RB
      Callable 06/01/17 @ 100
         5.000%, 06/01/26                                         500             429
                                                                        -------------
                                                                                1,840
                                                                        -------------
ALASKA -- 0.2%
   Alaska State, Industrial Development &
      Export Authority, Boys & Girls Home
      Project, RB
      Callable 12/01/17 @ 100
         6.000%, 12/01/36                                         200             168
                                                                        -------------
ARIZONA -- 1.8%
   Pima County, Industrial Development
      Authority, American Charter Schools
      Fundation Project, Ser A, RB
      Callable 07/01/17 @ 100
         5.625%, 07/01/38                                         250             222
   Pima County, Industrial Development
      Authority, Tuscan Electric Power
      Project, Ser A, RB
      Callable 03/01/13 @ 100
         6.375%, 09/01/29                                       1,000           1,007
   Pima County, Industrial Development
      Authority, Tuscon County Day School
      Project, RB
      Callable 06/01/17 @ 100
         5.000%, 06/01/37                                         265             215
   Salt Verde, Financial Authority, RB
         5.000%, 12/01/37                                         500             418
                                                                        -------------
                                                                                1,862
                                                                        -------------

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
CALIFORNIA -- 0.8%
   California State, Municipal Finance
      Authority, Biola University Project,
      RB
      Callable 04/01/18 @ 100
         5.875%, 10/01/34                               $         250   $         248
   Long Beach, Special Tax, Towne
      Center Project
      Callable 10/01/18 @ 100
         5.400%, 10/01/23                                         650             628
                                                                        -------------
                                                                                  876
                                                                        -------------
COLORADO -- 1.6%
   Colorado State, Health Facilities
      Authority, Valley View Hospital
      Association Project, RB
      Callable 05/15/18 @ 100
         5.750%, 05/15/36                                         500             477
   Denver City & County, Wellington
      Project, Ser C-1, COP, AMBAC
      Callable 09/05/08 @ 100
         4.900%, 12/01/29 (A)                                     595             595
   Public Authority for Colorado Energy,
      RB
         6.250%, 11/15/28                                         650             630
                                                                        -------------
                                                                                1,702
                                                                        -------------
DISTRICT OF COLUMBIA -- 1.0%
   District of Columbia, Amern University
      Issue Project, Ser A, RB, AMBAC
      Callable 09/05/08 @ 100
         10.000%, 05/01/36 (A)                                  1,000           1,000
                                                                        -------------
FLORIDA -- 1.3%
   Brevard County, Health Facilities
      Authority, Health First Project, RB
      Callable 04/01/16 @ 100
         5.000%, 04/01/36                                         460             405
   Florida State, University Square
      Community Development Authority,
      Ser A-1, SAB
      Callable 05/01/17 @ 100
         5.875%, 05/01/38                                         250             214
   Miami-Dade County, Educational
      Facilities Authority, University of
      Miami Project, Ser A, RB
      Callable 04/01/16 @ 100
         5.500%, 04/01/38                                         500             503
   Seminole Tribe, Special Obligation,
      Ser A, RB
      Callable 10/01/17 @ 100
         5.250%, 10/01/27                                         250             231
                                                                        -------------
                                                                                1,353
                                                                        -------------


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 79

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
GEORGIA -- 1.5%
   Georgia State, Medical Center Hospital
      Authority, Spring Harbor Green
      Island Project, RB
      Callable 07/01/17 @ 100
         5.250%, 07/01/37                               $         600   $         476
   Georgia State, Municipal Electric
      Authority, Ser Sub A, RB
         5.250%, 01/01/17                                         450             489
   Main Street Natural Gas, Ser A, RB
         6.250%, 07/15/28                                         700             659
                                                                        -------------
                                                                                1,624
                                                                        -------------
ILLINOIS -- 5.0%
   Belleville, Tax Increment, Frank Scott
      Parkway Redevelopment Project,
      Ser A, TA
      Callable 11/01/17 @ 100
         5.700%, 05/01/36                                         250             215
   Chicago, Neighborhoods Alive 21
      Project, Ser B, GO, MBIA
      Callable 09/05/08 @ 100
         5.000%, 01/01/37 (A)                                   2,500           2,500
   Chicago, O'Hare International Airport,
      Third Lien, Ser A, RB, FGIC
      Callable 01/01/16 @ 100
         5.000%, 01/01/33                                         850             800
   Hillside, Tax Increment, Mannheim
      Redevelopment Project, TA
      Callable 01/01/18 @ 102
         7.000%, 01/01/28                                         500             489
   Illinois State, Finance Authority,
      Fairview Obligation Group Project,
      Ser A, RB
      Callable 08/15/18 @ 100
         6.250%, 08/15/35                                         500             456
   Illinois State, Finance Authority,
      Monarch Landing Facilities Project,
      Ser A, RB
      Callable 12/01/17 @ 100
         7.000%, 12/01/37                                         200             193
   Illinois State, Finance Authority,
      Sherman Health Systems Project,
      Ser A, RB
      Callable 08/01/17 @ 100
         5.500%, 08/01/37                                         250             228
   Illinois State, Sports Facility Finance
      Authority, Leafs Hockey Club
      Project, Ser A, RB
      Callable 03/01/17 @ 100
         6.000%, 03/01/37                                         300             258

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Southwestern Illinois, Development
      Authority, Comprehensive Mental
      Health Center Project, RB
      Callable 06/01/17 @ 103
         6.625%, 06/01/37                               $         150   $         137
                                                                        -------------
                                                                                5,276
                                                                        -------------
INDIANA -- 1.0%
   Jasper County, Pollution Control Board,
      Ser C, RB, MBIA
         5.850%, 04/01/19                                       1,000           1,005
                                                                        -------------
IOWA -- 0.8%
   Deerfield, Senior Living Facilities
      Finance Authority, Retirement
      Community Project, Ser A, RB
      Callable 11/15/17 @ 100
         5.500%, 11/15/27                                         250             192
         5.500%, 11/15/37                                         900             640
                                                                        -------------
                                                                                  832
                                                                        -------------
KANSAS -- 0.6%
   Manhattan, Healthcare Facilities
      Authority, Meadowlark Hills
      Retirement Project, Ser B, RB
      Callable 05/15/14 @ 103
         5.125%, 05/15/37                                         750             595
         5.125%, 05/15/42                                         100              78
                                                                        -------------
                                                                                  673
                                                                        -------------
LOUISIANA -- 0.6%
   St. John Baptist Parish, Marathon Oil
      Project, Ser A, RB
      Callable 06/01/17 @ 100
         5.125%, 06/01/37                                         800             683
                                                                        -------------
MARYLAND -- 3.0%
   Maryland State, Economic
      Development, Chesapeake Bay
      Project, Ser A, RB
      Callable 12/01/16 @ 100
         5.000%, 12/01/31                                         500             382
   Maryland State, Economic
      Development, University of Maryland
      College Park Project, RB
      Callable 06/01/18 @ 100
         5.750%, 06/01/33                                       1,000             984
   Maryland State, Health & Higher
      Educational Facilities Authority, King
      Farm Presbyterian Community
      Project, Ser A, RB
      Callable 01/01/17 @ 100
         5.300%, 01/01/37                                         300             239


            80 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Maryland State, Health & Higher
      Educational Facilities Authority,
      Mercy Medical Center Project,
      Ser A, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/37                               $         650   $         552
   Maryland State, Health & Higher
      Educational Facilities Authority,
      Washington County Hospital
      Project, RB
      Callable 01/01/18 @ 100
         5.750%, 01/01/38                                       1,000             951
                                                                        -------------
                                                                                3,108
                                                                        -------------
MASSACHUSETTS -- 0.2%
   Massachusetts State, Development
      Finance Agency, Adventcare Project,
      Ser A, RB
      Callable 10/15/17 @ 100
         6.750%, 10/15/37                                         250             229
                                                                        -------------
MICHIGAN -- 1.3%
   Grand Traverse Academy, RB
      Callable 11/01/17 @ 100
         5.000%, 11/01/36                                         300             228
   Michigan State, Hospital Finance
      Authority, Henry Ford Health System
      Project, Ser A, RB
      Callable 11/15/16 @ 100
         5.000%, 11/15/38                                       1,000             882
   Michigan State, Public Educational
      Facilities Authority, Long-Term
      Obligation Bradford Project, RB
      Callable 09/01/17 @ 102
         6.500%, 09/01/37                                         250             238
                                                                        -------------
                                                                                1,348
                                                                        -------------
MINNESOTA -- 3.6%
   Falcon Heights, Kaleidoscope Charter
      School Project, Ser A, RB
      Callable 11/01/15 @ 100
         6.000%, 11/01/37                                         100              89
   Minneapolis, Healthcare Authority,
      Fairview Health Services Project,
      Ser A, RB, AMBAC
      Callable 09/05/08 @ 100
         7.000%, 11/15/32 (A)                                   2,700           2,700
   Minneapolis, Healthcare Authority,
      Fairview Health Services Project,
      Ser C, RB, MBIA
      Callable 09/05/08 @ 100
         9.750%, 11/15/26 (A)                                     500             500

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Washington County, Housing &
      Redevelopment Authority, Birchwood
      & Woodbury Projects, Ser A, RB
      Callable 06/01/17 @ 100
         5.625%, 06/01/37                               $         500   $         447
                                                                        -------------
                                                                                3,736
                                                                        -------------
MISSISSIPPI -- 0.9%
   Mississippi State, Business Finance
      Authority, Energy Restoration
      Project, RB
      Callable 10/01/08 @ 100
         5.875%, 04/01/22                                       1,000             981
                                                                        -------------
NEW HAMPSHIRE -- 1.9%
   New Hampshire State, Health &
      Education Facilities Authority,
      University of New Hampshire
      Project, Ser B, RB
      Callable 09/05/08 @ 100
         1.150%, 07/01/33 (A)                                   2,000           2,000
                                                                        -------------
NEW JERSEY -- 0.9%
   Burlington County, Bridge Commission,
      The Evergreens Project, RB
      Callable 01/01/18 @ 100
         5.625%, 01/01/38                                         250             214
   New Jersey State, Economic
      Development Authority, Seashore
      Gardens Project, RB
      Callable 11/01/16 @ 100
         5.375%, 11/01/36                                         300             242
   New Jersey State, Tobacco Settlement
      Financing, Ser 1-A, RB
      Callable 06/01/17 @ 100
         5.000%, 06/01/41                                         750             535
                                                                        -------------
                                                                                  991
                                                                        -------------
NEW MEXICO -- 0.9%
   Albuquerque, Airport Authority, RB,
      AMBAC
      Callable 10/01/08 @ 100
         6.500%, 07/01/14 (A)                                     900             900
                                                                        -------------
NEW YORK -- 1.9%
   Nassau County, Industrial Development
      Agency, Amsterdam at Harborside
      Project, Ser A, RB
      Callable 01/01/18 @ 100
         6.700%, 01/01/43                                         750             734


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 81

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   New York City, Industrial Development
      Agency, Yankee Stadium Project,
      RB, FGIC
         5.692%, 03/01/16 (A)                           $         250   $         235
   New York State, Dormitory Authority,
      Ser C, RB, AMBAC
      Callable 09/05/08 @ 100
         8.500%, 03/15/32 (A)                                   1,000           1,000
                                                                        -------------
                                                                                1,969
                                                                        -------------
NORTH CAROLINA -- 1.8%
   North Carolina State, Eastern Municipal
      Power Agency, Ser A, RB
      Callable 01/01/18 @ 100
         5.250%, 01/01/20                                         500             507
   North Carolina State, Medical Care
      Commission, Deerfield Project,
      Ser A, RB
      Callable 11/01/18 @ 100
         6.000%, 11/01/33                                         250             247
   North Carolina State, Medical Care
      Commission, Village at Brookwood
      Project, RB
      Callable 01/01/14 @ 103
         5.250%, 01/01/32                                         750             607
   Surry County, Northern Hospital
      District, RB
      Callable 04/01/18 @ 100
         6.250%, 10/01/38                                         500             490
                                                                        -------------
                                                                                1,851
                                                                        -------------
OHIO -- 2.8%
   Buckeye, Tobacco Settlement
      Financing Authority, Ser A-2, RB
      Callable 06/01/17 @ 100
         5.875%, 06/01/30                                         800             693
         5.875%, 06/01/47                                       1,250           1,015
         6.000%, 06/01/42                                       1,435           1,213
                                                                        -------------
                                                                                2,921
                                                                        -------------
PENNSYLVANIA -- 3.9%
   Allegheny County, Higher Education
      Building Authority, Robert Morris
      University Project, Ser A, RB
      Callable 10/15/18 @ 100
         6.000%, 10/15/38                                         250             243
   Allegheny County, Hospital
      Development Authority, Western
      Pennsylvania Health System Project,
      Ser A, RB
      Callable 11/15/17 @ 100
         5.375%, 11/15/40                                         575             432

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Cumberland County, Municipal
      Authority, Messiah Village Project,
      Ser A, RB
      Callable 07/01/18 @ 100
         6.000%, 07/01/35                               $         250  $          236
   Lancaster County, Hospital Authority,
      Brethren Village Project, Ser A, RB
      Callable 07/01/17 @ 100
         6.250%, 07/01/26                                         250             249
   Pennsylvania State, Economic
      Development Financing Authority,
      Reliant Energy Project, Ser A,
      AMT, RB
      Callable 06/01/11 @ 103
      6.750%, 12/01/36 (A)                                      1,100           1,109
   Philadelphia, Hospitals & Higher
      Education Facilities Authority,
      Temple University Health System
   Project, Ser A, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/34                                         750             622
   Philadelphia, Industrial Development
      Authority, Ser A, RB
      Callable 09/15/17 @ 100
         5.500%, 09/15/37                                         250             217
      Susquehanna Area, Regional Airport
      Authority, Ser A, AMT, RB
      Callable 01/01/18 @ 100
         6.500%, 01/01/38                                       1,000             957
                                                                        -------------
                                                                                4,065
                                                                        -------------
PUERTO RICO -- 1.6%
   Puerto Rico Commonwealth, Aqueduct
      & Sewer Authority, Senior Lien,
      Ser A, RB
      Callable 07/01/18 @ 100
         6.000%, 07/01/38                                       1,625           1,695
                                                                        -------------
SOUTH CAROLINA -- 2.1%
   South Carolina State, Jobs-Economic
      Development Authority, Lutheran
      Homes Project, RB
      Callable 05/01/17 @ 100
         5.500%, 05/01/28                                       1,050             916
   South Carolina State, Jobs-Economic
      Development Authority, Woodlands
      at Furman Project, Ser A, RB
      Callable 11/15/17 @ 100
         6.000%, 11/15/37                                         250             219
   South Carolina State, Public Service
      Authority, Ser B, RB, MBIA
         5.000%, 01/01/19                                       1,000           1,082
                                                                        -------------
                                                                                2,217
                                                                        -------------


            82 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
TENNESSEE -- 2.5%
   Sullivan County, Health Educational &
      Housing Authority, Wellmont Health
      Systems Project, Ser C, RB
      Callable 09/01/16 @ 100
         5.250%, 09/01/36                               $       1,250   $       1,078
   Sumner County, Health Educational &
      Housing Authority, Regional Hospital
      Project, Ser A, RB
      Callable 11/01/17 @ 100
         5.500%, 11/01/37                                         750             671
   Tennessee State, Energy Acquisition
      Authority, Ser C, RB
         5.000%, 02/01/27                                       1,000             883
                                                                        -------------
                                                                                2,632
                                                                        -------------
TEXAS -- 7.3%
   Brazos, River Authority, TXU Energy
      Project, Ser B, AMT, RB
      Callable 07/01/13 @ 101
         6.300%, 07/01/32 (A)                                     375             294
   Brazos, River Authority, TXU Energy
      Project, Ser D-1, AMT, RB
      Callable 07/01/18 @ 100
         8.250%, 05/01/33                                         600             589
   Fort Bend County, GO, MBIA
      Callable 03/01/17 @ 100
         4.750%, 03/01/31                                         500             480
   Guadalupe-Blanco, River Authority,
      Texas Central Project, RB
         5.625%, 10/01/17                                         750             749
   Gulf Coast, Waste Disposal Authority,
      Waste Management of Texas Project,
      Ser C, AMT, RB
      Callable 05/01/16 @ 101
         5.200%, 11/01/08                                         500             412
   Houston, Airport Systems Authority,
      Special Facilities - Continental
      Project, Ser E, AMT, RB
      Callable 07/01/11 @ 101
         6.750%, 07/01/29                                         500             403
   Lubbock, Educational Facilities
      Authority, Lubbock Christian
      Project, RB
      Callable 11/01/17 @ 100
         5.250%, 11/01/37                                         250             218
   Lubbock, Health Facilities Development
      Authority, Carillon Project, Ser A, RB
      Callable 07/01/16 @ 101
         6.500%, 07/01/26                                         170             168

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
   Lufkin, Health Facilities Development,
      Memorial Health Systems East Texas
      Project, RB
      Callable 02/15/17 @ 100
         5.500%, 02/15/37                               $         250   $         223
   Mission, Economic Development
      Authority, Allied Waste Project,
      Ser A, AMT, RB
      Callable 04/01/12 @ 100
         5.200%, 04/01/18                                         250             228
   North Texas, Thruway Authority,
      Ser A, RB
      Callable 01/01/18 @ 100
         5.625%, 01/01/33                                         750             741
   North Texas, Thruway Authority,
      Ser F, RB
      Callable 01/01/18 @ 100
         5.750%, 01/01/33                                       1,200           1,166
   Texas State, Alliance Airport Authority,
      American Airlines Project, AMT, RB
      Callable 12/01/12 @ 100
         5.250%, 12/01/29                                         250             144
   Texas State, Municipal Gas Acquisition
      & Supply I, Senior Lien, RB
         5.000%, 12/15/11                                         250             247
   Texas State, Water Development Board,
      Ser B, RB
      Callable 07/15/14 @ 100
         4.500%, 07/15/23                                         850             853
   Titus County, Fresh Water Supply
      District No. 1, RB
         4.500%, 07/01/11                                         250             251
   Tyler, Health Facilities Development
      Authority, East Texas Medical Center
      Project, Ser A, RB
      Callable 11/01/17 @ 100
         5.375%, 11/01/37                                         250            215
   Willacy County, Local Government,
      Ser A-1, RB
      Callable 03/01/12 @ 103
        6.875%, 09/01/28                                          250             238
                                                                        -------------
                                                                                7,619
                                                                        -------------
UTAH -- 0.9%
   Utah State, Charter School Finance
      Authority, Rockwell Charter School
      Project, Ser A, RB
      Callable 02/15/19 @ 100
         6.750%, 08/15/28                                         500             499
   Utah State, St. George Electric,
      RB, FSA
      Callable 06/01/18 @ 100
         5.000%, 06/01/38                                         500             503
                                                                        -------------
                                                                                1,002
                                                                        -------------


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 83

SCHEDULE OF INVESTMENTS

August 31, 2008

                                                         Face Amount     Market Value
Description                                             ($ Thousands)   ($ Thousands)
-----------                                             -------------   -------------
VIRGINIA -- 1.0%
   Fauquier County, Industrial
      Development Authority, Fauquier
      Hospital Obligation Group Project,
      Ser A, RB
      Callable 10/01/17 @ 100
         5.250%, 10/01/37                               $         500   $         462
   James City & County, Economic
      Development Authority, Ser A, RB
      Callable 07/01/17 @ 100
         5.500%, 07/01/37                                         200             159
   Lewistown, Community Center
      Development Authority, RB
      Callable 03/01/18 @ 100
         6.050%, 03/01/27                                         250             223
   Virginia State, White Oak Village Shops,
      Special Assesment, SAB
         5.300%, 03/01/17                                         250             237
                                                                        -------------
                                                                                1,081
                                                                        -------------
WASHINGTON -- 3.2%
   King County, Public Hospital District
      No. 1, Ser B, GO
      Callable 06/01/18 @ 100
         5.250%, 12/01/37                                         850             844
   Washington State, Housing Finance
      Commission, Skyline at First Hill
      Project, Ser A, RB
      Callable 01/01/17 @ 100
         5.625%, 01/01/38                                       1,000             836
   Washington State, Ser C, GO
      5.000%, 01/01/18                                          1,500           1,644
                                                                        -------------
                                                                                3,324
                                                                        -------------
Total Municipal Bonds
   (Cost $65,309) ($ Thousands)                                                62,563
                                                                        -------------
PREFERRED STOCK -- 22.6%
ENERGY -- 0.6%
   Apache
         5.680%                                                 7,000             602
                                                                        -------------
FINANCIALS -- 18.2%
   ABN AMRO Capital Funding Trust VII
         6.080%                                                11,000             197
   Aegon
         7.250%                                                27,500             552
         6.875%                                                 9,200             177
         6.500%                                                 1,100              20
         6.375%                                                 3,100              56
         4.000%                                                10,200             148

                                                                         Market Value
Description                                                 Shares      ($ Thousands)
-----------                                             -------------   -------------
 Allianz
         8.375%                                                54,651   $       1,364
   American International Group
         8.500% (B)                                             1,700              85
         6.450%                                                 1,800              33
   Arch Capital Group
         8.000%                                                 2,200              51
         7.875%                                                24,300             563
   Bank of America
         4.000%                                                13,000             199
   Barclays Bank PLC
         8.125%                                                16,968             420
         7.750%                                                 8,900             208
         7.100%                                                10,800             231
         6.625%                                                 7,700             154
   Citigroup
         8.125%                                                60,800           1,209
   Credit Suisse Guernsey
         7.900%                                                53,600           1,353
   Delphi Financial Group
         7.376% (A)                                             2,000              34
   Deutsche Bank Contingent Capital
      Trust II
         6.550%                                                11,300             224
   Deutsche Bank Contingent Capital
      Trust III
         7.600%                                                53,400           1,246
   Fannie Mae
         8.250%                                                22,100             317
         4.500%                                                51,500             489
   Freddie Mac
         8.375%                                                16,000             225
         6.550%                                                12,000             128
         5.570%*                                                2,000              19
   Goldman Sachs Group
         4.000%                                                 2,900              46
   Heller Financial
         6.687%                                                13,200           1,324
   HSBC Finance
         6.360%                                                25,000             509
   HSBC Holdings PLC
         6.200%                                                 4,200              87
   HSBC USA
         6.500%                                                 1,700              38
         2.858%                                                 1,000              38
   ING Groep
         8.500%                                                 6,200             154
         7.375%                                                 9,767             224
         7.050%                                                 4,400              94
         6.375%                                                24,400             478
         6.200%                                                 4,400              85
   JPMorgan Chase
         8.625%*                                               10,000             254


            84 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                                         Market Value
Description                                                 Shares      ($ Thousands)
-----------                                             -------------   -------------
   Merrill Lynch
         8.625%                                                22,700   $         493
         4.000%                                                 7,700              92
   MetLife
         4.000%                                                14,400             245
   Morgan Stanley Group
         4.000%                                                 5,700              80
   National Bank of Greece
         9.000%                                                12,500             314
   PartnerRe
         6.750%                                                17,500             364
         6.500%                                                10,900             222
   Prudential PLC
         6.750%                                                 4,600              95
   RenaissanceRe Holdings
         6.600%                                                11,100             218
         6.080%                                                17,700             312
   Royal Bank of Scotland Group PLC
         6.600%                                                50,400             985
         6.250%                                                 6,100             111
   Santander Finance Preferred
      Unipersonal
         6.500%                                                64,700           1,300
         4.000%                                                 6,400              89
   SunTrust Banks
         4.000%                                                 8,800             141
   US Bancorp
         7.875%                                                27,100             701
         3.500%                                                18,300             280
                                                                        -------------
                                                                               19,075
                                                                        -------------
INDUSTRIALS -- 1.0%
   CoBank ACB
         11.000%                                               20,000           1,005
                                                                        -------------
UTILITIES -- 2.8%
   Alabama Power
         6.450%                                                38,000             893
   Georgia Power
         6.500%                                                12,500           1,278
   Gulf Power
         6.450%                                                 3,000             279
   Interstate Power & Light
         7.100%                                                 6,000             153
   PPL Electric Utilities
         6.250%                                                15,000             362
                                                                        -------------
                                                                                2,965
                                                                        -------------
Total Preferred Stock
   (Cost $26,372) ($ Thousands)                                                23,647
                                                                        -------------

                                                          Face Amount   Market Value
Description                                      ($ Thousands)/Shares   ($ Thousands)
-----------                                      --------------------   -------------
CORPORATE BONDS -- 9.2%
FINANCIALS -- 9.2%
   ANZ Capital Trust II
         5.36%, 12/29/49                                $         500   $         451
   AXA
         6.463%, 12/14/18 (A)                                   1,000             786
   Bank of America
         8.000%, 01/30/09 (A)                                   1,000             891
   BBVA International Preferred
      Unipersonal
         5.919%, 10/18/08 (A)                                   1,000             753
   BNP Paribas
         7.195%, 06/29/49 (A)                                     600             524
   Commonwealth Bank of Australia
         6.024%, 03/29/49 (A)                                     500             420
   Credit Agricole
         6.637%, 05/31/49 (A)                                     800             638
   JPMorgan Chase
         7.900%, 10/23/08 (A)                                   1,310           1,190
   Lloyds TSB Group PLC
         6.267%, 11/14/16 (A)                                     500             396
   PNC Financial Services Group
         8.250%, 11/21/08 (A)                                   1,000             952
   QBE Capital Funding II
         6.797%, 06/01/49 (A)                                   1,000             810
   Societe Generale
         5.922%, 04/05/17 (A)                                     200             167
   Wachovia
         7.980%, 09/15/08 (A)                                   1,400           1,052
   Westpac Capital Trust IV
         5.256%, 12/29/49 (A)                                     700             554
                                                                        -------------
Total Corporate Bonds
   (Cost $10,386) ($ Thousands)                                                 9,584
                                                                        -------------
CASH EQUIVALENT -- 9.3%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 1.630%+ (C)                      9,712,651           9,713
                                                                        -------------
Total Cash Equivalent
   (Cost $9,713) ($ Thousands)                                                  9,713
                                                                        -------------
Total Investments -- 100.8%
   (Cost $111,780) ($ Thousands)                                        $     105,507
                                                                        =============

A summary of outstanding swap agreements held by the Fund at August 31, 2008, is as follows (See Note 2 in Notes to Financial Statements).

                               INTEREST RATE SWAP

                                                                                 NET UNREALIZED
                                                               NOTIONAL AMOUNT    DEPRECIATION
COUNTERPARTY    FUND PAYS   FUND RECEIVES   TERMINATION DATE     (THOUSANDS)      ($THOUSANDS)
-------------   ---------   -------------   ----------------   ---------------   --------------
Merrill Lynch     5.00%     3 Month LIBOR       12/18/27            1,550             $(16)
                                                                                      ----
                                                                                      $(16)
                                                                                      ====


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 85

SCHEDULE OF INVESTMENTS

Tax-Advantaged Income Fund (Concluded)

August 31, 2008

Description
-----------

Percentages are based on Net Assets of $104,718 ($ Thousands).

+    Investment in Affiliated Security (see Note 2).

*    Non-income producing security.

(A) Floating Rate Instrument. The rate shown is the rate in effect on August 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)  Convertible security.

(C)  Rate shown is the 7-day effective yield as of August 31, 2008

AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
Cl    -- Class
COP   -- Certificate of Participation
FGIC  -- Financial Guaranty Insurance Company
FSA   -- Financial Security Assistance
GO    -- General Obligation
LIBOR -- London Interbank Offered Rate
MBIA  -- Municipal Bond Investors Association
PLC   -- Public Limited Company
RB    -- Revenue Bond
SAB   -- Special Assessment Bond
Ser   -- Series
TA    -- Tax Allocation

The accompanying notes are an integral part of the financial statements.


            86 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                       This page intentionally left blank.

Statements of Assets and Liabilities ($ Thousands)

August 31, 2008

                                                            INSTITUTIONAL     MASSACHUSETTS     INTERMEDIATE-     SHORT DURATION
                                             TAX FREE          TAX FREE      TAX FREE MONEY     TERM MUNICIPAL      MUNICIPAL
                                               FUND              FUND          MARKET FUND           FUND              FUND
                                         ---------------  -----------------  ---------------  -----------------  ---------------
ASSETS:
   Cost of investments                           $878,56         $1,521,954         $200,576         $1,110,294         $342,218
   Cost of affiliated investments                     --                 --               --                576              144
                                         ---------------  -----------------  ---------------  -----------------  ---------------
   Investments at value                          878,565          1,521,954          200,576          1,116,349          345,884
   Affiliated investments, at value                   --                 --               --                576              144
   Cash                                            7,869              4,149              462                 --               --
   Dividends and interest receivable               3,626              5,975              823             12,899            4,382
   Receivable for investment
      securities sold                              2,915                 --               --                 --            5,648
   Receivable for fund shares sold                    --                 --               --                405            1,000
   Prepaid expenses                                   17                 33               34                 27                7
                                         ---------------  -----------------  ---------------  -----------------  ---------------
   Total Assets                                  892,992          1,532,111          201,895          1,130,256          357,065
                                         ---------------  -----------------  ---------------  -----------------  ---------------
LIABILITIES:
   Payable for investment securities               1,100                 --               --              8,083            7,638
      purchased
   Administration fees payable                       267                343               25                228               77
   Income distribution payable                       256              1,309              229                298              122
   Investment advisory fees payable                   24                 43                6                313               95
   Trustees fees payable                              15                 26                3                 19                6
   CCO fees payable                                    2                  3               --                  2                1
   Shareholder servicing fees payable                 --                119               49                 --               --
   Payable for fund shares redeemed                   --                 --               --              2,083              330
   Swaps (Premiums received $25)                      --                 --               --                 --               --
   Cash overdraft                                     --                 --               --                 --               --
   Accrued expense payable                           106                159               26                130               45
                                         ---------------  -----------------  ---------------  -----------------  ---------------
   Total Liabilites                                1,770              2,002              338             11,156            8,314
                                         ---------------  -----------------  ---------------  -----------------  ---------------
   Net Assets                                   $891,222         $1,530,109         $201,557         $1,119,100         $348,751
                                         ---------------  -----------------  ---------------  -----------------  ---------------
NET ASSETS:
   Paid-in Capital -- (unlimited
      authorization -- no par value)            $890,997         $1,529,799         $201,547         $1,122,696         $345,137
   Undistributed net investment income                --                 82               --                 89                3
   Accumulated net realized gain (loss)
      on investments                                 225                228               10             (9,740)             (55)
   Net unrealized appreciation
      (depreciation) on investments                   --                 --               --              6,055            3,666
   Net unrealized depreciation on swaps               --                 --               --                 --               --
                                         ---------------  -----------------  ---------------  -----------------  ---------------
   Net Assets                                   $891,222         $1,530,109         $201,557         $1,119,100         $348,751
                                         ---------------  -----------------  ---------------  -----------------  ---------------
   Net Asset Value, Offering
      and Redemption Price
      Per Share -- Class A                      $   1.00         $     1.00                          $    10.70         $  10.06
                                         ($891,222,187 /  ($1,128,205,185 /              N/A  ($1,119,100,319 /  ($348,751,234 /
                                             891,146,527      1,128,136,286                         104,624,783       34,667,689
                                                 shares)            shares)                             shares)          shares)
                                         ---------------  -----------------  ---------------  -----------------  ---------------
   Net Asset Value, Offering
      and Redemption Price
      Per Share -- Class B                                       $     1.00         $   1.00
                                                     N/A    ($384,625,479 /  ($201,557,117 /                N/A              N/A
                                                                384,534,235      201,546,614
                                                                    shares)           shares)
                                         ---------------  -----------------  ---------------  -----------------  ---------------
   Net Asset Value, Offering
      and Redemption Price
      Per Share -- Class C                                       $     1.00
                                                     N/A     ($17,277,865 /              N/A                N/A              N/A
                                                                 17,302,112
                                                                    shares)
                                         ---------------  -----------------  ---------------  -----------------  ---------------

*    Commenced operations on September 4, 2007.

The accompanying notes are an integral part of the financial statements.


            88 SEI Tax Exempt Trust / Annual Report / August 31, 2008

 PENNSYLVANIA     MASSACHUSETTS     NEW JERSEY          NEW YORK         CALIFORNIA     TAX-ADVANTAGED
  MUNICIPAL         MUNICIPAL        MUNICIPAL         MUNICIPAL         MUNICIPAL          INCOME
  BOND FUND         BOND FUND        BOND FUND         BOND FUND         BOND FUND           FUND*
--------------   --------------   ---------------   ---------------   ---------------   ---------------

      $106,533          $45,390          $120,500          $148,696          $212,975          $102,067
            52               36                 4                70                 2             9,713
--------------   --------------   ---------------   ---------------   ---------------   ---------------
       106,927           46,018           122,644           151,365           216,919            95,794
            52               36                 4                70                 2             9,713
            --               --                --                --                --                --
         1,287              467             1,436             1,696             2,973             1,261

           216               --             1,544                --             1,283                --
           187                3                 2                --                44               273
             2                1                 3                 4                 5                 1
--------------   --------------   ---------------   ---------------   ---------------   ---------------
       108,671           46,525           125,633           153,135           221,226           107,042
--------------   --------------   ---------------   ---------------   ---------------   ---------------

         1,860               --                --             1,067                --                --

             9               11                26                33                48                30
            91                8                17                23                45                58
            32               13                34                43                61                44
             2                1                 2                 3                 4                 2
            --               --                --                --                --                --
            12               --                --                --                --                --
            35               38               154               120               103                89
            --               --                --                --                --                41
            --               --                --                --                --             2,044
            13                6                17                19                27                16
--------------   --------------   ---------------   ---------------   ---------------   ---------------
         2,054               77               250             1,308               288             2,324
--------------   --------------   ---------------   ---------------   ---------------   ---------------
      $106,617          $46,448          $125,383          $151,827          $220,938          $104,718
--------------   --------------   ---------------   ---------------   ---------------   ---------------


      $106,284          $45,701          $123,323          $148,760          $216,168          $111,239

            67                2                 2                 5               112                50
          (128)             117               (86)              393               714              (282)

           394              628             2,144             2,669             3,944            (6,273)
            --               --                --                --                --               (16)
--------------   --------------   ---------------   ---------------   ---------------   ---------------
      $106,617          $46,448          $125,383          $151,827          $220,938          $104,718
--------------   --------------   ---------------   ---------------   ---------------   ---------------
      $  10.25          $  9.99          $  10.13          $  10.37          $  10.22          $   8.95
($81,072,630 /   ($46,448,155 /   ($125,382,911 /   ($151,826,872 /   ($220,938,012 /   ($104,717,845 /
     7,909,457        4,647,290        12,374,733        14,638,995        21,625,567        11,704,976
       shares)          shares)           shares)           shares)           shares)           shares)
--------------   --------------   ---------------   ---------------   ---------------   ---------------


      $  10.25
($25,544,201 /              N/A              N/A                N/A               N/A               N/A
     2,491,766
       shares)
--------------   --------------   ---------------   ---------------   ---------------   ---------------



           N/A              N/A              N/A                N/A               N/A               N/A
--------------   --------------   ---------------   ---------------   ---------------   ---------------


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 89

Statements of Operations ($ Thousands)

For the year or period ended August 31, 2008

                                                        INSTITUTIONAL    MASSACHUSETTS    INTERMEDIATE-   SHORT DURATION
                                             TAX FREE      TAX FREE     TAX FREE MONEY   TERM MUNICIPAL      MUNICIPAL
                                               FUND          FUND         MARKET FUND         FUND             FUND
                                             --------   -------------   --------------   --------------   --------------
INVESTMENT INCOME:
   Interest Income                            $21,163      $38,708          $4,529           $47,358          $11,535
   Dividend Income                                 --           --              --                --               --
   Dividends from Affiliated Registered
      Investment Companies**                       --           --              --                32                1
                                              -------      -------          ------           -------          -------
   Total Investment Income                     21,163       38,708           4,529            47,390           11,536
                                              -------      -------          ------           -------          -------
EXPENSES:
   Administration Fees                          2,795        5,130             388             2,772              776
   Shareholder Servicing Fees - Class A         1,939        2,655              --             2,885              808
   Shareholder Servicing Fees - Class B(1)         --        1,009             506                --               --
   Shareholder Servicing Fees - Class C(1)         --          130              --                --               --
   Investment Advisory Fees                       283          520              62             3,812            1,067
   Trustees' Fees                                  38           67               8                53               15
   CCO Fees                                         3            5               1                 4                1
   Professional Fees                               60          105              13                79               25
   Pricing Fees                                    59          109              13                89               27
   Printing Fees                                   53           92              14                64               21
   Registration Fees                               35           64               8                48               14
   Insurance Fees                                   5            8               1                 8                2
   Custodian/Wire Agent Fees                        4           22               2                29                9
   Other Expenses                                   4            6               1                 6               18
                                              -------      -------          ------           -------          -------
   Total Expenses                               5,278        9,922           1,017             9,849            2,783
                                              -------      -------          ------           -------          -------
   Less, Waiver of:
      Administration Fees                          --       (1,422)            (89)               --               --
      Shareholder Servicing Fees - Class A     (1,783)      (2,655)             --            (2,180)            (597)
      Shareholder Servicing Fees - Class B         --           --              --                --               --
      Investment Advisory Fees                     --           --              --              (565)            (194)
      Fees Paid Indirectly (See Note 2)           (38)         (39)            (32)               --               --
                                              -------      -------          ------           -------          -------
   Net Expenses                                 3,457        5,806             896             7,104            1,992
                                              -------      -------          ------           -------          -------
NET INVESTMENT INCOME                          17,706       32,902           3,633            40,286            9,544
                                              -------      -------          ------           -------          -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments        245          247              13            (5,282)             271
   Net Realized Gain on Futures                    --           --              --                --               --
   Net Realized Loss on Swap Contracts             --           --              --                --               --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                --           --              --            12,765            4,005
   Net Change in Unrealized Depreciation
      on Swap Contracts                            --           --              --                --               --
                                              -------      -------          ------           -------          -------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS               $17,951      $33,149          $3,646           $47,769          $13,820
                                              -------      -------          ------           -------          -------

*    Commenced operations on September 4, 2007.

**   See Note 2 in the Notes to Financial Statements.

(1) Indicates class-specific Administrative and Shareholder Service Fees. Administrative Fees not applicable to Class A.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


           90 SEI Tax Exempt Trust / Annual Report / August 31, 2008

PENNSYLVANIA   MASSACHUSETTS   NEW JERSEY   NEW YORK    CALIFORNIA   TAX-ADVANTAGED
 MUNICIPAL       MUNICIPAL      MUNICIPAL   MUNICIPAL    MUNICIPAL       INCOME
 BOND FUND       BOND FUND      BOND FUND   BOND FUND    BOND FUND        FUND*
------------   -------------   ----------   ---------   ----------   --------------

   $4,846          $1,846        $4,873       $5,964     $ 8,881        $ 2,414
       --              --            --           --          --          1,049

        7               2             1            3           1            209
   ------          ------        ------       ------     -------        -------
    4,853           1,848         4,874        5,967       8,882          3,672
   ------          ------        ------       ------     -------        -------

      216             110           304          365         542            213
      205             114           316          380         564            154
       78              --            --           --          --             --
       --              --            --           --          --             --
      379             151           417          502         745            304
        5               2             6            7          10              3
       --              --            --            1           1              1
        7               3             9           11          15              6
        8               4            10           11          18              6
        6               2             8            8          12              7
        5               2             5            7           9              5
        1              --             1            1           1             --
        2               1             3            4           6              1
        1               3             1            1           1             --
   ------          ------        ------       ------     -------        -------
      913             392         1,080        1,298       1,924            700
   ------          ------        ------       ------     -------        -------

     (111)             --            (5)          (4)         (5)           (21)
      (27)            (83)         (289)        (287)       (515)           (19)
      (57)             --            --           --          --             --
      (88)            (28)          (27)         (93)        (49)          (135)
       --              --            --           --          --             --
   ------          ------        ------       ------     -------        -------
      630             281           759          914       1,355            525
   ------          ------        ------       ------     -------        -------
    4,223           1,567         4,115        5,053       7,527          3,147
   ------          ------        ------       ------     -------        -------


     (123)            170            89          398         716           (390)
       --              --            --           --          --            111
       --              --            --           --          --             (3)

      (83)            613         2,145        2,240       3,121         (6,273)

       --              --            --           --          --            (16)
   ------          ------        ------       ------     -------        -------

   $4,017          $2,350        $6,349       $7,691     $11,364        $(3,424)
   ------          ------        ------       ------     -------        -------


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 91

Statements of Changes in Net Assets ($ Thousands)

For the years ended August 31,

                                                                                                             INSTITUTIONAL
                                                                                 TAX FREE FUND               TAX FREE FUND
                                                                           -------------------------   -------------------------
                                                                               2008          2007          2008          2007
                                                                           -----------   -----------   -----------   -----------
OPERATIONS:
   Net Investment Income                                                   $    17,706   $    21,766   $    32,902   $    39,803
   Net Realized Gain (Loss) on Investments                                         245            22           247           (19)
   Net Change in Unrealized Appreciation (Depreciation) on Investments              --            --            --            --
                                                                           -----------   -----------   -----------   -----------
   Net Increase in Net Assets Resulting from Operations                         17,951        21,788        33,149        39,784
                                                                           -----------   -----------   -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                     (17,720)      (21,752)      (25,261)      (30,234)
   Class B                                                                          --            --        (7,003)       (8,863)
   Class C                                                                          --            --          (514)         (745)
   NET REALIZED GAINS
   Class A                                                                          --            --            --            --
                                                                           -----------   -----------   -----------   -----------
   Total Dividends and Distributions                                           (17,720)      (21,752)      (32,778)      (39,842)
                                                                           -----------   -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                               5,367,624     4,888,662     5,099,673     4,247,009
   Reinvestment of Dividends & Distributions                                    13,320        14,751         6,992         8,952
   Cost of Shares Redeemed                                                  (5,197,095)   (4,863,894)   (4,898,906)   (4,122,500)
                                                                           -----------   -----------   -----------   -----------
   Increase (Decrease) in Net Assets from Class A Transactions                 183,849        39,519       207,759       133,461
                                                                           -----------   -----------   -----------   -----------
   CLASS B:
   Proceeds from Shares Issued                                                      --            --     1,151,963     1,083,203
   Reinvestment of Dividends & Distributions                                        --            --         4,719         5,810
   Cost of Shares Redeemed                                                          --            --    (1,101,389)   (1,057,198)
                                                                           -----------   -----------   -----------   -----------
   Increase (Decrease) in Net Assets from Class B Transactions                      --            --        55,293        31,815
                                                                           -----------   -----------   -----------   -----------
   CLASS C:
   Proceeds from Shares Issued                                                      --            --       340,232       268,137
   Reinvestment of Dividends & Distributions                                        --            --            39            44
   Cost of Shares Redeemed                                                          --            --      (356,048)     (256,656)
                                                                           -----------   -----------   -----------   -----------
   Increase (Decrease) in Net Assets from Class C Transactions                      --            --       (15,777)       11,525
                                                                           -----------   -----------   -----------   -----------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions       183,849        39,519       247,275       176,801
                                                                           -----------   -----------   -----------   -----------
   Net Increase (Decrease) in Net Assets                                       184,080        39,555       247,646       176,743
                                                                           -----------   -----------   -----------   -----------
NET ASSETS:
   BEGINNING OF YEAR                                                           707,142       667,587     1,282,463     1,105,720
                                                                           -----------   -----------   -----------   -----------
   END OF YEAR                                                             $   891,222   $   707,142   $ 1,530,109   $ 1,282,463
                                                                           -----------   -----------   -----------   -----------
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income)                   $        --   $        14   $        82   $       (42)
                                                                           -----------   -----------   -----------   -----------

(1) For Capital Share Transactions, see Note 9 in the Notes to Financial Statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


            92 SEI Tax Exempt Trust / Annual Report / August 31, 2008

MASSACHUSETTS TAX FREE      INTERMEDIATE-TERM         SHORT DURATION
   MONEY MARKET FUND          MUNICIPAL FUND          MUNICIPAL FUND
----------------------   -----------------------   --------------------
   2008         2007        2008         2007         2008       2007
---------    ---------   ----------   ----------   ---------   --------

$   3,633    $   2,884   $   40,286   $   39,646   $   9,544   $  7,293
       13            9       (5,282)      (1,153)        271       (124)
       --           --       12,765      (18,017)      4,005        161
---------    ---------   ----------   ----------   ---------   --------
    3,646        2,893       47,769       20,476      13,820      7,330
---------    ---------   ----------   ----------   ---------   --------


       --           --      (40,583)     (39,536)     (9,591)    (7,244)
   (3,640)      (2,876)          --           --          --         --
       --           --           --           --          --         --

      (11)          --           --           --          --         --
---------    ---------   ----------   ----------   ---------   --------
   (3,651)      (2,876)     (40,583)     (39,536)     (9,591)    (7,244)
---------    ---------   ----------   ----------   ---------   --------


       --           --      267,084      359,275     176,178    172,970
       --           --       36,934       36,089       8,649      6,763
       --           --     (344,122)    (270,564)   (132,521)   (97,192)
---------    ---------   ----------   ----------   ---------   --------
       --           --      (40,104)     124,800      52,306     82,541
---------    ---------   ----------   ----------   ---------   --------

  853,397      562,404           --           --          --         --
      156          143           --           --          --         --
 (752,514)    (566,246)          --           --          --         --
---------    ---------   ----------   ----------   ---------   --------
  101,039       (3,699)          --           --          --         --
---------    ---------   ----------   ----------   ---------   --------

       --           --           --           --          --         --
       --           --           --           --          --         --
       --           --           --           --          --         --
---------    ---------   ----------   ----------   ---------   --------
       --           --           --           --          --         --
---------    ---------   ----------   ----------   ---------   --------
  101,039       (3,699)     (40,104)     124,800      52,306     82,541
---------    ---------   ----------   ----------   ---------   --------
  101,034       (3,682)     (32,918)     105,740      56,535     82,627
---------    ---------   ----------   ----------   ---------   --------

  100,523      104,205    1,152,018    1,046,278     292,216    209,589
---------    ---------   ----------   ----------   ---------   --------
$ 201,557    $ 100,523   $1,119,100   $1,152,018   $ 348,751   $292,216
---------    ---------   ----------   ----------   ---------   --------

$      --    $       7   $       89   $      386   $       3   $     50
---------    ---------   ----------   ----------   ---------   --------


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 93

Statements of Changes in Net Assets ($ Thousands)

For the years ended August 31,

                                                                               PENNSYLVANIA         MASSACHUSETTS
                                                                           MUNICIPAL BOND FUND   MUNICIPAL BOND FUND
                                                                           -------------------   -------------------
                                                                             2008       2007       2008        2007
                                                                           --------   --------   -------     -------
OPERATIONS:
   Net Investment Income                                                   $  4,223   $  4,263   $ 1,567     $ 1,372
   Net Realized Gain (Loss) on Investments                                     (123)       213       170          23
   Net Change in Unrealized Appreciation (Depreciation) on Investments          (83)    (1,735)      613        (449)
                                                                           --------   --------   -------     -------
   Net Increase in Net Assets Resulting from Operations                       4,017      2,741     2,350         946
                                                                           --------   --------   -------     -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                   (3,179)    (1,372)   (1,566)     (1,372)
   Class B                                                                   (1,045)    (2,881)       --          --
   NET REALIZED GAINS
   Class A                                                                      (93)        --       (75)        (32)
   Class B                                                                      (30)        --        --          --
                                                                           --------   --------   -------     -------
   Total Dividends and Distributions                                         (4,347)    (4,253)   (1,641)     (1,404)
                                                                           --------   --------   -------     -------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                               21,117     25,565    10,683      11,023
   Reinvestment of Dividends & Distributions                                  3,060      2,724     1,566       1,354
   Cost of Shares Redeemed                                                  (20,603)   (13,999)   (8,748)     (6,949)
                                                                           --------   --------   -------     -------
   Increase (Decrease) in Net Assets from Class A Transactions                3,574     14,290     3,501       5,428
                                                                           --------   --------   -------     -------
   CLASS B:
   Proceeds from Shares Issued                                                2,532      3,405        --          --
   Reinvestment of Dividends & Distributions                                    178        210        --          --
   Cost of Shares Redeemed                                                   (4,879)   (18,203)       --          --
                                                                           --------   --------   -------     -------
   Decrease in Net Assets from Class B Transactions                          (2,169)   (14,588)       --          --
                                                                           --------   --------   -------     -------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions      1,405       (298)    3,501       5,428
                                                                           --------   --------   -------     -------
   Net Increase (Decrease) in Net Assets                                      1,075     (1,810)    4,210       4,970
                                                                           --------   --------   -------     -------
NET ASSETS:
   BEGINNING OF YEAR                                                        105,542    107,352    42,238      37,268
                                                                           --------   --------   -------     -------
   END OF YEAR                                                             $106,617   $105,542   $46,448     $42,238
                                                                           --------   --------   -------     -------
   Undistributed Net Investment Income                                     $     67   $     68   $     2     $     1
                                                                           --------   --------   -------     -------

(1) For Capital Share Transactions, see Note 9 in the Notes to Financial Statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


            94 SEI Tax Exempt Trust / Annual Report / August 31, 2008

     NEW JERSEY             NEW YORK             CALIFORNIA
MUNICIPAL BOND FUND   MUNICIPAL BOND FUND   MUNICIPAL BOND FUND
-------------------   -------------------   -------------------
  2008       2007       2008       2007       2008       2007
--------   --------   --------   --------   --------   --------

$  4,115   $  3,458   $  5,053   $  4,781   $  7,527   $  7,126
      89        (36)       398         93        716         84
   2,145       (963)     2,240       (904)     3,121     (2,692)
--------   --------   --------   --------   --------   --------
   6,349      2,459      7,691      3,970     11,364      4,518
--------   --------   --------   --------   --------   --------


  (4,115)    (3,459)    (5,053)    (4,781)    (7,541)    (7,117)
      --         --         --         --         --         --

      --        (25)       (86)       (43)       (71)      (104)
      --         --         --         --         --         --
--------   --------   --------   --------   --------   --------
  (4,115)    (3,484)    (5,139)    (4,824)    (7,612)    (7,221)
--------   --------   --------   --------   --------   --------


  36,069     44,267     31,370     38,181     52,291     62,928
   3,922      3,307      4,859      4,605      7,054      6,705
 (35,542)   (18,376)   (37,962)   (24,013)   (61,903)   (43,288)
--------   --------   --------   --------   --------   --------
   4,449     29,198     (1,733)    18,773     (2,558)    26,345
--------   --------   --------   --------   --------   --------

      --         --         --         --         --         --
      --         --         --         --         --         --
      --         --         --         --         --         --
--------   --------   --------   --------   --------   --------
      --         --         --         --         --         --
--------   --------   --------   --------   --------   --------
   4,449     29,198     (1,733)    18,773     (2,558)    26,345
--------   --------   --------   --------   --------   --------
   6,683     28,173        819     17,919      1,194     23,642
--------   --------   --------   --------   --------   --------

 118,700     90,527    151,008    133,089    219,744    196,102
--------   --------   --------   --------   --------   --------
$125,383   $118,700   $151,827   $151,008   $220,938   $219,744
--------   --------   --------   --------   --------   --------
$      2   $      2   $      5   $      5   $    112   $    126
--------   --------   --------   --------   --------   --------


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 95

Statements of Changes in Net Assets ($ Thousands)

For the period ended August 31, 2008

                                                                TAX-ADVANTAGED
                                                                 INCOME FUND*
                                                                     2008
                                                                --------------
OPERATIONS:
   Net Investment Income                                           $  3,147
   Net Realized Loss on Investments                                    (282)
   Net Change in Unrealized Depreciation on Investments              (6,289)
                                                                   --------
   Net Decrease in Net Assets Resulting from Operations              (3,424)
                                                                   --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                           (3,097)
                                                                   --------
   Total Dividends and Distributions                                 (3,097)
                                                                   --------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                      126,676
   Reinvestment of Dividends & Distributions                          2,859
   Cost of Shares Redeemed                                          (18,296)
                                                                   --------
   Increase in Net Assets from Class A Transactions                 111,239
                                                                   --------
   Net Increase in Net Assets from Capital Share Transactions       111,239
                                                                   --------
   Net Increase in Net Assets                                       104,718
                                                                   --------
NET ASSETS:
   BEGINNING OF PERIOD                                                   --
   END OF PERIOD                                                   $104,718
                                                                   --------
   Undistributed Net Investment Income                             $     50
                                                                   --------

*    Commenced operations on September 4, 2007.

(1) For Capital Share Transactions, see Note 9 in the Notes to Financial Statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


            96 SEI Tax Exempt Trust / Annual Report / August 31, 2008

Financial Highlights

For the years ended August 31,

For a Share Outstanding Throughout the Periods


                                       Net
                                     Realized
                                       and
            Net Asset               Unrealized               Dividends  Distributions      Total
              Value,       Net         Gains       Total     from Net      from Net      Dividends
            Beginning  Investment  (Losses) on     from     Investment     Realized         and
            of Period    Income*   Investments  Operations    Income        Gains      Distributions
            ---------  ----------  -----------  ----------  ----------  -------------  -------------
TAX FREE FUND
   CLASS A
   2008     $1.00        $0.023       $ --        $0.023     $(0.023)      $ --           $(0.023)
   2007      1.00         0.032         --         0.032      (0.032)        --            (0.032)
   2006      1.00         0.027         --         0.027      (0.027)        --            (0.027)
   2005      1.00         0.016         --         0.016      (0.016)        --            (0.016)
   2004      1.00         0.007         --         0.007      (0.007)        --            (0.007)
INSTITUTIONAL TAX FREE FUND
   CLASS A
   2008     $1.00        $0.024       $ --        $0.024     $(0.024)      $ --           $(0.024)
   2007      1.00         0.033         --         0.033      (0.033)        --            (0.033)
   2006      1.00         0.029         --         0.029      (0.029)        --            (0.029)
   2005      1.00         0.017         --         0.017      (0.017)        --            (0.017)
   2004      1.00         0.008         --         0.008      (0.008)        --            (0.008)
   CLASS B
   2008     $1.00        $0.021       $ --        $0.021     $(0.021)      $ --           $(0.021)
   2007      1.00         0.030         --         0.030      (0.030)        --            (0.030)
   2006      1.00         0.026         --         0.026      (0.026)        --            (0.026)
   2005      1.00         0.014         --         0.014      (0.014)        --            (0.014)
   2004      1.00         0.005         --         0.005      (0.005)        --            (0.005)
   CLASS C
   2008     $1.00        $0.019       $ --        $0.019     $(0.019)      $ --           $(0.019)
   2007      1.00         0.028         --         0.028      (0.028)        --            (0.028)
   2006      1.00         0.024         --         0.024      (0.024)        --            (0.024)
   2005      1.00         0.012         --         0.012      (0.012)        --            (0.012)
   2004      1.00         0.003         --         0.003      (0.003)        --            (0.003)
MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2008     $1.00        $0.022       $ --        $0.022     $(0.022)      $ --(1)        $(0.022)
   2007      1.00         0.031         --         0.031      (0.031)        --            (0.031)
   2006      1.00         0.026         --         0.026      (0.026)        --            (0.026)
   2005      1.00         0.014         --         0.014      (0.014)        --            (0.014)
   2004      1.00         0.005         --         0.005      (0.005)        --            (0.005)

                                                          Ratio of
                                                          Expenses
              Net                                        to Average
             Asset                                       Net Assets   Ratio of Net
            Value,                           Ratio of    (Excluding    Investment
              End              Net Assets    Expenses     Fees Paid      Income
              of     Total   End of Period  to Average   Indirectly    to Average
            Period  Return+  ($ Thousands)  Net Assets  and Waivers)   Net Assets
            ------  -------  -------------  ----------  ------------  ------------
TAX FREE FUND
   CLASS A
   2008      $1.00   2.33%     $  891,222      0.45%        0.68%         2.28%
   2007       1.00   3.28         707,142      0.45         0.68          3.23
   2006       1.00   2.76         667,587      0.45         0.69          2.72
   2005       1.00   1.58         732,760      0.45         0.68          1.58
   2004       1.00   0.65         782,314      0.45         0.68          0.66
INSTITUTIONAL TAX FREE FUND
   CLASS A
   2008      $1.00   2.44%     $1,128,205      0.33%        0.68%         2.39%
   2007       1.00   3.39         920,166      0.33         0.69          3.34
   2006       1.00   2.90         786,745      0.33         0.69          2.85
   2005       1.00   1.72         813,440      0.33         0.68          1.70
   2004       1.00   0.79         862,511      0.33         0.68          0.78
   CLASS B
   2008      $1.00   2.14%     $  384,626      0.63%        0.73%         2.10%
   2007       1.00   3.09         329,241      0.63         0.74          3.04
   2006       1.00   2.59         297,434      0.63         0.74          2.55
   2005       1.00   1.41         273,316      0.63         0.73          1.41
   2004       1.00   0.49         239,435      0.63         0.73          0.49
   CLASS C
   2008      $1.00   1.93%     $   17,278      0.83%        0.93%         1.96%
   2007       1.00   2.87          33,056      0.83         0.94          2.85
   2006       1.00   2.38          21,541      0.83         0.94          2.37
   2005       1.00   1.21          29,893      0.83         0.93          1.22
   2004       1.00   0.29          29,157      0.83         0.93          0.29
MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2008      $1.00   2.27%     $  201,557      0.55%(2)     0.60%         2.16%
   2007       1.00   3.15         100,523      0.55         0.61          3.11
   2006       1.00   2.65         104,205      0.55         0.62          2.59
   2005       1.00   1.45          87,526      0.55         0.60          1.47
   2004       1.00   0.51          56,648      0.55         0.59          0.51

*    Per share calculations were performed using average shares.

+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)  Amount represents less than $0.01 per share.

(2) The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.53%.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


            SEI Tax Exempt Trust / Annual Report / August 31, 2008 97

Financial Highlights

For the years or periods ended August 31, For a Share Outstanding Throughout the Periods

                                          Net
                                        Realized
                                          and
               Net Asset               Unrealized               Dividends  Distributions      Total
                 Value,       Net         Gains       Total     from Net      from Net      Dividends
               Beginning  Investment  (Losses) on     from     Investment     Realized         and
               of Period    Income*   Investments  Operations    Income        Gains      Distributions
               ---------  ----------  -----------  ----------  ----------  -------------  -------------
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
      2008     $10.63       $ 0.38       $ 0.07      $ 0.45     $(0.38)       $   --         $(0.38)
      2007      10.81         0.39        (0.18)       0.21      (0.39)           --          (0.39)
      2006      10.98         0.37        (0.14)       0.23      (0.37)        (0.03)         (0.40)
      2005      11.12         0.37        (0.11)       0.26      (0.37)        (0.03)         (0.40)
      2004      11.10         0.37         0.21        0.58      (0.37)        (0.19)         (0.56)
SHORT DURATION MUNICIPAL FUND
   CLASS A
      2008     $ 9.93       $ 0.30       $ 0.13      $ 0.43     $(0.30)       $   --         $(0.30)
      2007       9.92         0.31         0.01        0.32      (0.31)           --          (0.31)
      2006       9.94         0.25        (0.02)       0.23      (0.25)           --          (0.25)
      2005      10.02         0.16        (0.08)       0.08      (0.16)           --          (0.16)
      2004(1)   10.00         0.10           --        0.10      (0.08)           --          (0.08)
PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
      2008     $10.28       $ 0.40       $(0.02)     $ 0.38     $(0.40)       $(0.01)        $(0.41)
      2007      10.43         0.42        (0.15)       0.27      (0.42)           --          (0.42)
      2006      10.63         0.42        (0.18)       0.24      (0.42)        (0.02)         (0.44)
      2005      10.85         0.42        (0.12)       0.30      (0.42)        (0.10)         (0.52)
      2004      10.84         0.44         0.11        0.55      (0.44)        (0.10)         (0.54)
   CLASS B
      2008     $10.28       $ 0.41       $(0.02)     $ 0.39     $(0.41)       $(0.01)        $(0.42)
      2007      10.43         0.43        (0.15)       0.28      (0.43)           --          (0.43)
      2006      10.63         0.43        (0.18)       0.25      (0.43)        (0.02)         (0.45)
      2005      10.85         0.43        (0.12)       0.31      (0.43)        (0.10)         (0.53)
      2004      10.84         0.45         0.11        0.56      (0.45)        (0.10)         (0.55)
MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
      2008     $ 9.83       $ 0.34       $ 0.18      $ 0.52     $(0.34)       $(0.02)        $(0.36)
      2007       9.94         0.35        (0.10)       0.25      (0.35)        (0.01)         (0.36)
      2006      10.18         0.35        (0.16)       0.19      (0.35)        (0.08)         (0.43)
      2005      10.32         0.35        (0.08)       0.27      (0.35)        (0.06)         (0.41)
      2004      10.24         0.34         0.25        0.59      (0.34)        (0.17)         (0.51)

                 Net                                         Ratio of
                Asset                                        Expenses    Ratio of Net
               Value,                           Ratio of    to Average    Investment
                 End              Net Assets    Expenses    Net Assets      Income     Portfolio
                 of     Total   End of Period  to Average   (Excluding    to Average    Turnover
               Period  Return+  ($ Thousands)  Net Assets    Waivers)     Net Assets     Rate+
               ------  -------  -------------  ----------  ------------  ------------  ---------
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
      2008     $10.70   4.26%    $1,119,100       0.62%        0.85%         3.49%        36%
      2007      10.63   1.94      1,152,018       0.60         0.86          3.62         34
      2006      10.81   2.18      1,046,278       0.60         0.86          3.48         34
      2005      10.98   2.39        973,512       0.60         0.87          3.33         27
      2004      11.12   5.33        920,190       0.60         0.86          3.31         35
SHORT DURATION MUNICIPAL FUND
   CLASS A
      2008     $10.06   4.37%    $  348,751       0.62%        0.86%         2.95%        38%
      2007       9.93   3.23        292,216       0.60         0.86          3.12         28
      2006       9.92   2.33        209,589       0.60         0.86          2.50         28
      2005       9.94   0.83        125,927       0.60         0.86          1.71         18
      2004(1)   10.02   0.96         67,979       0.60         0.88          1.31          8
PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
      2008     $10.25   3.77%    $   81,073       0.62%        0.83%         3.87%        14%
      2007      10.28   2.61         77,775       0.60         0.84          4.04         23
      2006      10.43   2.31         64,573       0.60         0.84          4.00          7
      2005      10.63   2.88         55,224       0.60         0.85          3.92         12
      2004      10.85   5.12         57,809       0.60         0.84          4.00         12
   CLASS B
      2008     $10.25   3.90%    $   25,544       0.48%        0.88%         4.01%        14%
      2007      10.28   2.74         27,767       0.48         0.89          4.16         23
      2006      10.43   2.43         42,779       0.48         0.89          4.12          7
      2005      10.63   3.00         43,088       0.48         0.89          4.04         12
      2004      10.85   5.25         50,888       0.48         0.89          4.12         12
MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
      2008     $ 9.99   5.36%    $   46,448       0.62%        0.86%         3.44%        14%
      2007       9.83   2.51         42,238       0.60         0.86          3.52         13
      2006       9.94   1.96         37,268       0.60         0.86          3.53         14
      2005      10.18   2.69         39,304       0.60         0.86          3.44         23
      2004      10.32   5.91         41,249       0.60         0.86          3.35         34


           98 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                          Net
                                        Realized
                                          and
               Net Asset               Unrealized               Dividends  Distributions      Total
                 Value,       Net         Gains       Total     from Net      from Net      Dividends
               Beginning  Investment  (Losses) on     from     Investment     Realized         and
               of Period    Income*   Investments  Operations    Income        Gains      Distributions
               ---------  ----------  -----------  ----------  ----------  -------------  -------------
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
      2008       $ 9.95     $ 0.33      $ 0.18       $ 0.51      $(0.33)      $   --          $(0.33)
      2007        10.05       0.34       (0.10)        0.24       (0.34)          --(2)        (0.34)
      2006        10.21       0.34       (0.16)        0.18       (0.34)          --           (0.34)
      2005        10.33       0.33       (0.12)        0.21       (0.33)          --(2)        (0.33)
      2004        10.32       0.32        0.18         0.50       (0.32)       (0.17)          (0.49)
NEW YORK MUNICIPAL BOND FUND
      CLASS A
      2008       $10.20     $ 0.34      $ 0.18       $ 0.52      $(0.34)      $(0.01)         $(0.35)
      2007        10.26       0.35       (0.06)        0.29       (0.35)          --(2)        (0.35)
      2006        10.44       0.35       (0.14)        0.21       (0.35)       (0.04)          (0.39)
      2005        10.64       0.34       (0.14)        0.20       (0.34)       (0.06)          (0.40)
      2004        10.47       0.35        0.25         0.60       (0.35)       (0.08)          (0.43)
CALIFORNIA MUNICIPAL BOND FUND
      CLASS A
      2008       $10.04     $ 0.34      $ 0.18       $ 0.52      $(0.34)      $   --(2)       $(0.34)
      2007        10.18       0.35       (0.13)        0.22       (0.35)       (0.01)          (0.36)
      2006        10.36       0.35       (0.15)        0.20       (0.35)       (0.03)          (0.38)
      2005        10.45       0.35       (0.07)        0.28       (0.35)       (0.02)          (0.37)
      2004        10.34       0.34        0.24         0.58       (0.34)       (0.13)          (0.47)
TAX-ADVANTAGED INCOME FUND
   CLASS A
      2008**     $10.00     $ 0.47      $(1.07)      $(0.60)     $(0.45)      $   --(2)       $(0.45)


                 Net                                         Ratio of
                Asset                                        Expenses    Ratio of Net
               Value,                           Ratio of    to Average    Investment
                 End              Net Assets    Expenses    Net Assets      Income     Portfolio
                 of     Total   End of Period  to Average   (Excluding    to Average    Turnover
               Period  Return+  ($ Thousands)  Net Assets    Waivers)     Net Assets     Rate+
               ------  -------  -------------  ----------  ------------  ------------  ---------
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
      2008     $10.13   5.18%     $125,383        0.60%         0.86%        3.26%         10%
      2007       9.95   2.41       118,700        0.60          0.86         3.36          21
      2006      10.05   1.83        90,527        0.60          0.87         3.40          17
      2005      10.21   2.13        75,784        0.60          0.86         3.24          29
      2004      10.33   4.96        73,159        0.60          0.86         3.09          48
NEW YORK MUNICIPAL BOND FUND
   CLASS A
      2008     $10.37   5.16%     $151,827        0.60%         0.85%        3.32%         15%
      2007      10.20   2.88       151,008        0.60          0.86         3.41           8
      2006      10.26   2.03       133,089        0.60          0.86         3.38          13
      2005      10.44   1.95       102,845        0.60          0.86         3.27          22
      2004      10.64   5.82        97,570        0.60          0.86         3.27          17
CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
      2008     $10.22   5.29%     $220,938        0.60%         0.85%        3.34%         16%
      2007      10.04   2.13       219,744        0.60          0.86         3.45          14
      2006      10.18   2.03       196,102        0.60          0.87         3.50          32
      2005      10.36   2.70       186,541        0.60          0.86         3.37          12
      2004      10.45   5.78       183,733        0.60          0.86         3.30          29
TAX-ADVANTAGED INCOME FUND
   CLASS A
      2008**   $ 8.95  (6.15)%    $104,718        0.86%         1.15%        5.16%         41%

*    Per share calculations were performed using average shares.

** The Tax-Advantaged Income Fund commenced operations on September 4, 2007. All ratios for the period have been annualized.

+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) The Short Duration Municipal Fund commenced operations on November 13, 2003. All ratios for the period have been annualized.

(2)  Amount represents less than $0.01 per share.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 99

Notes to Financial Statements

August 31, 2008

1. ORGANIZATION

SEI Tax Exempt Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eleven operational funds ("Funds"): the Tax Free, Institutional Tax Free, and Massachusetts Tax Free Money Market, (each a "Fund," collectively "the Money Market Funds"), the Intermediate-Term Municipal, Short Duration Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, California Municipal Bond, and Tax-Advantaged Income (each a "Fund," collectively "the Fixed Income Funds"). The Funds are registered to offer up to three classes of shares: Class A, Class B and Class C. The Trust's prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of August 31, 2008, there were no fair valued securities in the Funds.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

FUTURES CONTRACTS -- The Fixed Income Funds utilized futures contracts during the period ended August 31, 2008. The Funds' investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.


           100 SEI Tax Exempt Trust / Annual Report / August 31, 2008

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Schedules of Investments in the Fixed Income Funds represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

SWAP AGREEMENTS -- A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- The Funds may invest in the SEI money market funds. Income received from such investments is listed under dividends from affiliated registered investment companies in the Statement of Operations.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balances with U.S. Bank, NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with U.S. Bank NA on the following day.

FEES PAID INDIRECTLY -- The Money Market Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee by their custodian when negative cash balances are maintained. These credits and debits are included under custodian/wire agent fees on the statement of operations, with the corresponding expense offset shown as "fees paid indirectly," if any.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION & TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company ("SEI"), provides administrative and transfer agent services to the Funds. For its services, the Administrator receives annual fees, based on the average daily net assets of the respective funds, as presented below:

Tax Free Fund                             .36%
Institutional Tax Free Fund               .36%
Massachusetts Tax Free Money Market Fund  .23%
Intermediate-Term Municipal Fund          .24%
Short Duration Municipal Fund             .24%
Pennsylvania Municipal Bond Fund          .20%
Massachusetts Municipal Bond Fund         .24%
New Jersey Municipal Bond Fund            .24%
New York Municipal Bond Fund              .24%
California Municipal Bond Fund            .24%
Tax-Advantaged Income Fund                .35%

However, the Administrator has voluntarily agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds' daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.

                 Institutional   Massachusetts   Intermediate-     Short
           Tax        Tax           Tax Free          Term        Duration
Fund      Free        Free        Money Market     Municipal     Municipal
-------   ----   -------------   -------------   -------------   ---------
Class A   .45%        .33%           .25%*           .63%**        .63%**
Class B    --         .63%           .55%             --            --
Class C    --         .83%           .75%*            --            --

          Pennsylvania   Massachusetts   New Jersey   New York    California      Tax-
             Municipal     Municipal      Municipal   Municipal    Municipal   Advantaged
Fund          Bond            Bond          Bond         Bond        Bond        Income
-------   ------------   -------------   ----------   ---------   ----------   ----------
Class A      .63%**         .63%**           .60%        .60%        .60%         .86%
Class B      .48%            --               --          --          --            --

*    Class not currently operational.

**   The expense cap changed from .60% to .63% on March 1, 2008.


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 101

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms (including the Distributor) that provide shareholder and administrative services may receive compensation thereof. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund:

                               Shareholder   Administrative
                                Servicing       Service
Fund                               Fees           Fees
----------------------------   -----------   --------------
Tax Free
   Class A                         .25%            --
Institutional Tax Free
   Class A                         .25%            --
   Class B                         .25%           .05%
   Class C                         .25%           .25%
Massachusetts Tax Free
   Money Market
   Class B                         .25%           .05%
   Class C                         .25%*          .25%*
Intermediate-Term Municipal
   Class A                         .25%            --
Short Duration Municipal
   Class A                         .25%            --
Pennsylvania Municipal Bond
   Class A                         .25%            --
   Class B                         .25%           .05%
Massachusetts Municipal Bond
   Class A                         .25%            --
New Jersey Municipal Bond
   Class A                         .25%            --
New York Municipal Bond
   Class A                         .25%            --
California Municipal Bond
   Class A                         .25%            --
Tax-Advantaged Income
   Class A                         .25%            --

*    Class not currently operational.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each Fund and Class B of Pennsylvania Municipal Bond Fund since inception of the plan. This waiver is voluntary and can be terminated at any time.

PAYMENT TO AFFILIATES -- Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator or SEI Investments Management Corporation ("SIMC") (the "Adviser"), a wholly owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers, Sub-advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. INVESTMENT ADVISORY AGREEMENTS

SIMC acts as the Investment Adviser to the Fixed Income Funds. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .50% for the Tax-Advantaged Income Fund, .35% for the Pennsylvania Municipal Bond Fund and .33% for the Intermediate-Term, Short Duration, Massachusetts, New Jersey, New York and California Municipal Bond Funds. The Adviser has agreed to voluntarily waive a portion of its fee to limit the Funds' total annual expenses. These waivers are voluntary and can be terminated at any time.

SIMC is also the Investment Adviser to the Money Market Funds. For its services, SIMC receives an annual fee equal to 0.05% for the first $500 million, 0.04% for the next $500 million, and 0.03% over $1 billion. The fee is calculated based on the combined assets of the Money Market Funds. The annual fee received by SIMC for these Money Market Funds is paid to the sub-advisors of these Funds in accordance with the sub-advisory agreements as described below. Accordingly, SIMC does not retain a fee for its services as Investment Adviser for these Funds.

Pursuant to the "manager of managers" structure, the Board of Trustees approved sub-advisory agreements for the Funds. Lehman Brothers Asset Management LLC ("LBAM") acts as the Sub-Adviser on behalf of the Money Market Funds and Short Duration Municipal Fund. Standish Mellon Asset Management ("SMAM") acts as Sub-Adviser for the Pennsylvania, New York and Massachusetts Municipal Bond Funds. SMAM and Delaware Management Company ("DMC") act as Sub-Advisers for the Intermediate-Term Municipal Fund. McDonnell Investment Management L.L.C. ("MIM") is the Sub-Adviser for the New Jersey and the California Municipal Bond Funds. Pacifico Investment Management Company LLC ("PIMCO") and Spectrum Asset Management ("Spectrum") act as Sub-Advisers to the Tax-Advantaged Income Fund. Each Sub-Adviser is party to an investment sub-advisory agreement approved by the shareholders of each Fund with SIMC. SIMC is responsible for the supervision of, and payment of fees to LBAM, MIM, DMC, SMAM, PIMCO and Spectrum in connection with their services to the Funds.


           102 SEI Tax Exempt Trust / Annual Report / August 31, 2008

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the year ended August 31, 2008, were as follows:

               Intermediate-Term   Short Duration    Pennsylvania   Massachusetts
                   Municipal          Municipal       Municipal       Municipal
                     Fund               Fund          Bond Fund       Bond Fund
                 ($ Thousands)      ($ Thousands)   ($ Thousands)   ($ Thousands)
               -----------------   --------------   -------------   -------------
Purchases ..        $399,331          $181,390         $14,215         $10,330
Sales ......         394,880           101,693          15,686           5,961

                 New Jersey       New York       California         Tax-
                 Municipal       Municipal       Municipal       Advantaged
                 Bond Fund       Bond Fund       Bond Fund      Income Fund
               ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
               -------------   -------------   -------------   -------------
Purchases ..      $17,846         $21,884         $35,990         $105,248
Sales ......       12,115          22,264          37,663           20,497

6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.

Many municipalities insure their obligations with insurance underwritten by insurance companies, which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements, such as letters of credit or guarantees issued by third party domestic or foreign banks or other institutions, that reduce the credit risk of the securities.

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                             Tax-Exempt       Ordinary       Long-Term
                               Income          Income       Capital Gain       Total
                           ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                           -------------   -------------   -------------   -------------
Tax Free Fund       2008      $17,719          $  1             $ --          $17,720
                    2007       21,752            --               --           21,752

Institutional Tax   2008       32,777             1               --           32,778
   Free Fund        2007       39,842            --               --           39,842

Massachusetts
   Tax Free
   Money Market     2008        3,640             5                6            3,651
   Fund             2007        2,876            --               --            2,876

Intermediate-Term
   Municipal        2008       40,570            13               --           40,583
   Fund             2007       39,487            49               --           39,536

Short Duration
   Municipal        2008        9,591            --               --            9,591
   Fund             2007        6,932           312               --            7,244

Pennsylvania
   Municipal        2008        4,222             2              123            4,347
   Bond Fund        2007        4,246             7               --            4,253

Massachusetts
   Municipal        2008        1,566            --               75            1,641
   Bond Fund        2007        1,372            --               32            1,404

New Jersey
   Municipal        2008        4,115            --               --            4,115
   Bond Fund        2007        3,457             2               25            3,484

New York
   Municipal        2008        5,053            --               86            5,139
   Bond Fund        2007        4,781            --               43            4,824

California
   Municipal        2008        7,513            51               48            7,612
   Bond Fund        2007        7,107            22               92            7,221

Tax-Advantaged
   Income Fund      2008        2,113           984               --            3,097


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 103

As of August 31, 2008, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                     Undistributed
                                      Tax-Exempt
                                        Income/      Undistributed   Undistributed
                                    (Distributions      Ordinary       Long-Term      Capital Loss
                                      in Excess)         Income       Capital Gain   Carryforwards
                                     ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                                    --------------   -------------   -------------   -------------
Tax Free Fund                           $ --              $231            $  5          $    --
Institutional Tax Free Fund               83               227              --               --
Massachusetts Tax Free
   Money Market Fund                      --                --              10               --
Intermediate-Term Municipal Fund          17                --              --           (4,976)
Short Duration Municipal Fund            (14)               --              --              (55)
Pennsylvania Municipal Bond Fund          --                --              --               --
Massachusetts Municipal Bond Fund          1                --             117               --
New Jersey Municipal Bond Fund             3                --              --              (87)
New York Municipal Bond Fund               3                56             339               --
California Municipal Bond Fund             4                --             714               --
Tax-Advantaged Income Fund                (1)               --              --               --

                                                                                         Total
                                                                                     Distributable
                                                      Unrealized         Other         Earnings/
                                    Post-October     Appreciation/     Temporary      (Accumulated
                                       Losses       (Depreciation)    Differences       Losses)
                                    ($ Thousands)    ($ Thousands)   ($ Thousands)   ($ Thousands)
                                    -------------   --------------   -------------   -------------
Tax Free Fund                          $   (11)        $    --            $--           $   225
Institutional Tax Free Fund                 --              --             --               310
Massachusetts Tax Free
   Money Market Fund                        --              --             --                10
Intermediate-Term Municipal Fund        (4,765)          6,128             --            (3,596)
Short Duration Municipal Fund               --           3,683             --             3,614
Pennsylvania Municipal Bond Fund          (127)            460             --               333
Massachusetts Municipal Bond Fund           --             630             (1)              747
New Jersey Municipal Bond Fund              --           2,144             --             2,060
New York Municipal Bond Fund                --           2,671             (2)            3,067
California Municipal Bond Fund              --           4,053             (1)            4,770
Tax-Advantaged Income Fund                (247)         (6,273)            --            (6,521)

Post-October losses represent losses realized on investment transactions from November 1, 2007 through August 31, 2008, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. Each Fund's capital loss carryforwards will expire as follows:



                                   Expires         Expires         Expires         Expires         Expires
                                     2016            2015            2014            2013            2012
                                ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                                -------------   -------------   -------------   -------------   -------------
Intermediate-Term
   Municipal Fund                   $2,045          $2,758           $173            $--             $--
Short Duration Municipal Fund           --              55             --             --              --
New Jersey Municipal
   Bond Fund                            87              --             --             --              --

                                                                                Total Capital
                                                                                     Loss
                                   Expires         Expires         Expires       Carryforward
                                     2011            2010            2009          8/31/08
                                ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                                -------------   -------------   -------------   -------------
Intermediate-Term
   Municipal Fund                    $--             $--             $--           $4,976
Short Duration Municipal Fund         --              --              --               55
New Jersey Municipal
   Bond Fund                          --              --              --               87

During the year ended August 31, 2008, the following funds utilized capital loss carryforwards to offset realized capital gains:

                                    Amount
                                ($ Thousands)
                                -------------
Tax Free Fund                       $ 21
Institutional Tax Free Fund            1
Short Duration Municipal Fund        182

At August 31, 2008, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:

                                                       Aggregate Gross   Aggregate Gross   Net Unrealized
                                                          Unrealized        Unrealized      Appreciation/
                                    Federal Tax Cost     Appreciation      Depreciation    (Depreciation)
                                      ($ Thousands)     ($ Thousands)     ($ Thousands)     ($ Thousands)
                                    ----------------   ---------------   ---------------   --------------
Intermediate-Term Municipal Fund       $1,110,797          $18,515          $(12,387)         $ 6,128
Short Duration Municipal Fund             342,345            3,760               (77)           3,683
Pennsylvania Municipal Bond Fund          106,519            1,770            (1,310)             460
Massachusetts Municipal Bond Fund          45,424              917              (287)             630
New Jersey Municipal Bond Fund            120,504            3,064              (920)           2,144
New York Municipal Bond Fund              148,764            3,495              (824)           2,671
California Municipal Bond Fund            212,868            5,061            (1,008)           4,053
Tax-Advantaged Income Fund                111,764            1,482            (7,739)          (6,257)

At August 31, 2008, the Money Market Funds' cost of securities for Federal income tax purposes approximates the cost located in the Schedule of Investments.


           104 SEI Tax Exempt Trust / Annual Report / August 31, 2008

9. SHARE TRANSACTIONS (Thousands):

                                                                INSTITUTIONAL           MASSACHUSETTS
                                        TAX FREE                  TAX FREE              TAX FREE MONEY
                                          FUND                      FUND                 MARKET FUND
                                 -----------------------   -----------------------   -------------------
                                    2008         2007         2008         2007        2008       2007
                                 ----------   ----------   ----------   ----------   --------   --------
Shares Issued and Redeemed:
   CLASS A:
   Proceeds from Shares Issued    5,367,624    4,888,662    5,099,673    4,247,009         --         --
   Reinvestment of Dividends
      & Distributions                13,320       14,751        6,992        8,952         --         --
   Cost of Shares Redeemed       (5,197,095)  (4,863,894)  (4,898,906)  (4,122,500)        --         --
                                 ----------   ----------   ----------   ----------   --------   --------
   Total Class A Transactions       183,849       39,519      207,759      133,461         --         --
                                 ----------   ----------   ----------   ----------   --------   --------
   CLASS B:
   Proceeds from Shares Issued           --           --    1,151,963    1,083,203    853,397    562,404
   Reinvestment of Dividends
      & Distributions                    --           --        4,719        5,810        156        143
   Cost of Shares Redeemed               --           --   (1,101,389)  (1,057,198)  (752,514)  (566,246)
                                 ----------   ----------   ----------   ----------   --------   --------
   Total Class B Transactions            --           --       55,293       31,815    101,039     (3,699)
                                 ----------   ----------   ----------   ----------   --------   --------
   CLASS C:
   Proceeds from Shares Issued           --           --      340,232      268,137         --         --
   Reinvestment of Dividends
      & Distributions                    --           --           39           44         --         --
   Cost of Shares Redeemed               --           --     (356,048)    (256,656)        --         --
                                 ----------   ----------   ----------   ----------   --------   --------
   Total Class C Transactions            --           --      (15,777)      11,525         --         --
                                 ----------   ----------   ----------   ----------   --------   --------
   Increase (Decrease) in
      Share Transactions            183,849       39,519      247,275      176,801    101,039     (3,699)

                                   INTERMEDIATE-      SHORT DURATION      PENNSYLVANIA    MASSACHUSETTS
                                   TERM MUNICIPAL        MUNICIPAL         MUNICIPAL        MUNICIPAL
                                       FUND                FUND            BOND FUND        BOND FUND
                                 -----------------   ----------------   ---------------   -------------
                                   2008      2007      2008     2007     2008     2007     2008    2007
                                 -------   -------   -------   ------   ------   ------   -----   -----
Shares Issued and Redeemed:
   CLASS A:
   Proceeds from Shares Issued    24,908    33,341    17,578   17,430    2,041    2,462   1,070   1,115
   Reinvestment of Dividends
      & Distributions              3,455     3,347       864      681      297      262     157     137
   Cost of Shares Redeemed       (32,115)  (25,075)  (13,213)  (9,792)  (1,994)  (1,350)   (878)   (702)
                                 -------   -------   -------   ------   ------   ------   -----   -----
   Total Class A Transactions     (3,752)   11,613     5,229    8,319      344    1,374     349     550
                                 -------   -------   -------   ------   ------   ------   -----   -----
   CLASS B:
   Proceeds from Shares Issued        --        --        --       --      245      328      --      --
   Reinvestment of Dividends
      & Distributions                 --        --        --       --       17       20      --      --
   Cost of Shares Redeemed            --        --        --       --     (471)  (1,748)     --      --
                                 -------   -------   -------   ------   ------   ------   -----   -----
   Total Class B Transactions         --        --        --       --     (209)  (1,400)     --      --
                                 -------   -------   -------   ------   ------   ------   -----   -----
   CLASS C:
   Proceeds from Shares Issued        --        --        --       --       --       --      --      --
   Reinvestment of Dividends
      & Distributions                 --        --        --       --       --       --      --      --
   Cost of Shares Redeemed            --        --        --       --       --       --      --      --
                                 -------   -------   -------   ------   ------   ------   -----   -----
   Total Class C Transactions         --        --        --       --       --       --      --      --
                                 -------   -------   -------   ------   ------   ------   -----   -----
   Increase (Decrease) in
      Share Transactions          (3,752)   11,613     5,229    8,319      135      (26)    349     550

Amounts designated as "--" are either $0 or have been rounded to $0.


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 105

NOTES TO FINANCIAL STATEMENTS (Concluded)

9. SHARE TRANSACTIONS (Thousands):

                                       NEW JERSEY         NEW YORK         CALIFORNIA     TAX-ADVANTAGED
                                       MUNICIPAL         MUNICIPAL         MUNICIPAL          INCOME
                                       BOND FUND         BOND FUND         BOND FUND          FUND*
                                    ---------------   ---------------   ---------------   --------------
                                     2008     2007     2008     2007     2008    2007         2008
                                    ------   ------   ------   ------   ------   ------   --------------
Shares Issued and Redeemed:
   CLASS A:
   Proceeds from Shares Issued       3,569    4,431    3,033    3,740    5,139    6,225       13,363
   Reinvestment of Dividends
      & Distributions                  389      330      470      450      695      662          310
   Cost of Shares Redeemed          (3,516)  (1,836)  (3,672)  (2,349)  (6,089)  (4,274)      (1,968)
                                    ------   ------   ------   ------   ------   ------       ------
   Total Class A Transactions          442    2,925     (169)   1,841     (255)   2,613       11,705
                                    ------   ------   ------   ------   ------   ------       ------
   Increase in Share Transactions      442    2,925     (169)   1,841     (255)   2,613       11,705
                                    ------   ------   ------   ------   ------   ------       ------

*    The Tax-Advantaged Income Fund commenced operations on September 4, 2007.

10. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

11. SUBSEQUENT EVENT

The Trust is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Treasury Department (the "Treasury") for the Tax Free Fund, Institutional Tax Free Fund and Massachusetts Tax Free Money Market Fund (each a "Fund"; collectively, the "Funds"). Under the Program, Treasury will guarantee the share price of shares of the Funds held by a shareholder as of September 19, 2008 at $1.00 per share if the Fund's Net Asset Value falls below $0.995. Recovery under the Program is subject to certain conditions and limitations. The initial term of the Program expires on December 18, 2008. The Program may be extended at the sole discretion of the Treasury, but expires not later than September 18, 2009. In order to participate in the Program, the Funds are required to pay a participation fee. The cost of participating in the Program and any extension will be borne by the Funds, and will not be subject to any expense limitation or reimbursement agreement.


           106 SEI Tax Exempt Trust / Annual Report / August 31, 2008

SEI TAX EXEMPT TRUST -- AUGUST 31, 2008

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI TAX EXEMPT TRUST:

We have audited the accompanying statements of assets and liabilities of SEI Tax Exempt Trust, comprising the Tax Free, Institutional Tax Free, Massachusetts Tax Free Money Market, Intermediate-Term Municipal, Short Duration Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, California Municipal Bond and Tax Advantaged Income Funds, (collectively, the "Funds"), including the schedules of investments, as of August 31, 2008, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended August 31, 2005 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated October 14, 2005.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with custodians and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the SEI Tax Exempt Trust as of August 31, 2008, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the three year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Philadelphia, Pennsylvania
October 28, 2008


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 107

Trustees and Officers of the Trust (Unaudited)

The following information is current as of September 18, 2008.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                      TERM OF                                         IN FUND
                                    OFFICE AND               PRINCIPAL                COMPLEX
          NAME          POSITION(S)  LENGTH OF             OCCUPATION(S)             OVERSEEN    OTHER DIRECTORSHIPS
        ADDRESS,         HELD WITH     TIME                 DURING PAST                 BY             HELD BY
        AND AGE            TRUSTS    SERVED(1)               FIVE YEARS             TRUSTEE(2)         TRUSTEE
----------------------- ----------- ---------- ------------------------------------ ---------- -----------------------
INTERESTED TRUSTEES

Robert A. Nesher        Chairman    since 1982 Currently performs various               80     Trustee of The
One Freedom             of the                 services on behalf of SEI                       Advisors' Inner Circle
Valley Drive,           Board of               Investments for which Mr.                       Fund, The Advisors'
Oaks, PA 19456          Trustees*              Nesher is compensated.                          Inner Circle Fund II,
61 yrs. old                                                                                    Bishop Street Funds,
                                                                                               Director of SEI Global
                                                                                               Master Fund, plc, SEI
                                                                                               Global Assets Fund,
                                                                                               plc, SEI Global
                                                                                               Investments Fund, plc,
                                                                                               SEI Investments Global,
                                                                                               Limited, SEI Investments --
                                                                                               Global Fund Services, Limited,
                                                                                               SEI Investments (Europe),
                                                                                               Limited, SEI Investments --
                                                                                               Unit Trust Management (UK),
                                                                                               Limited, SEI Global Nominee
                                                                                               Ltd., SEI Opportunity Fund,
                                                                                               L.P., SEI Structured Credit
                                                                                               Fund, L.P., and SEI Multi-
                                                                                               Strategy Funds plc.

William M. Doran          Trustee*  since 1982 Self-employed consultant since 2003.     80     Trustee of The Advisors' Inner
1701 Market Street                             Partner, Morgan, Lewis & Bockius                Circle Fund, The Advisors'
Philadelphia, PA                               LLP (law firm) from 1976 to 2003,               Inner Circle Fund II, Bishop
19103                                          counsel to the Trust, SEI, SIMC, the            Street Funds, Director of SEI
68 yrs. old                                    Administrator and the Distributor.              since 1974. Director of the
                                               Secretary of SEI since 1978.                    Distributor since 2003.
                                                                                               Director of SEI Investments --
                                                                                               Global Fund Services, Limited,
                                                                                               SEI Investments Global,
                                                                                               Limited, SEI Investments
                                                                                               (Europe), Limited, SEI
                                                                                               Investments (Asia), Limited
                                                                                               and SEI Asset Korea Co., Ltd.

TRUSTEES

James M. Storey         Trustee     since 1995 Attorney, sole practitioner since        80     Trustee of The Advisors' Inner
One Freedom                                    1994. Partner, Dechert Price                    Circle Fund, The Advisors'
Valley Drive,                                  & Rhoads, September 1987-                       Inner Circle Fund II, Bishop
Oaks, PA 19456                                 December 1993.                                  Street Funds, Massachusetts
77 yrs. old                                                                                    Health and Education Tax-
                                                                                               Exempt Trust, and U.S.
                                                                                               Charitable Gift Trust.

* MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST, SEI TAX EXEMPT TRUST AND SEI ALPHA STRATEGY PORTFOLIOS, L.P.


           108 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                      TERM OF                                         IN FUND
                                    OFFICE AND               PRINCIPAL                COMPLEX
          NAME          POSITION(S)  LENGTH OF             OCCUPATION(S)             OVERSEEN    OTHER DIRECTORSHIPS
        ADDRESS,         HELD WITH     TIME                 DURING PAST                 BY             HELD BY
        AND AGE            TRUSTS    SERVED(1)               FIVE YEARS             TRUSTEE(2)         TRUSTEE
----------------------- ----------- ---------- ------------------------------------ ---------- -----------------------
TRUSTEES (CONTINUED)

George J. Sullivan, Jr. Trustee     since 1996 Self-Employed Consultant, Newfound       80     Trustee of The Advisors' Inner
One Freedom                                    Consultants Inc. since April 1997.              Circle Fund, The Advisors'
Valley Drive                                                                                   Inner Circle Fund II, Bishop
Oaks, PA 19456                                                                                 Street Funds, State Street
65 yrs. old                                                                                    Navigator Securities Lending
                                                                                               Trust, SEI Opportunity Fund,
                                                                                               L.P.,and SEI Structured Credit
                                                                                               Fund, L.P.

Rosemarie B. Greco      Trustee     since 1999 Director, Governor's Office of           80     Director, Sonoco, Inc.; Director,
One Freedom`                                   Health Care Reform, Commonwealth of             Exelon Corporation; Trustee,
Valley Drive                                   Pennsylvania since 2003. Founder and            Pennsylvania Real Estate
Oaks, PA 19456                                 Principal, Grecoventures Ltd. from              Investment Trust.
62 yrs. old                                    1999 to 2002.

Nina Lesavoy            Trustee     since 2003 Founder and Managing Director,           80     Director of SEI Opportunity
One Freedom                                    Avec Capital since 2008, Managing               Fund, L.P., and SEI Structured
Valley Drive,                                  Director, Cue Capital from                      Credit Fund, L.P.
Oaks, PA 19456                                 March 2002-March 2008.
51 yrs. old

James M. Williams       Trustee     since 2004 Vice President and Chief Investment      80     Trustee/Director of Ariel
One Freedom                                    Officer, J. Paul Getty Trust,                   Mutual Funds, SEI Opportunity
Valley Drive,                                  Non-Profit Foundation for Visual                Fund, L.P., and SEI Structured
Oaks, PA 19456                                 Arts, since December 2002.                      Credit Fund, L.P.
60 yrs. old                                    President, Harbor Capital Advisors
                                               and Harbor Mutual Funds, 2000-2002.

Mitchell A. Johnson     Trustee     since 2007 Private Investor since 1994.             80     Trustee of the Advisors' Inner
One Freedom                                                                                    Circle Fund, The Advisor's
Valley Drive,                                                                                  Inner Circle Fund II, and
Oaks, PA 19456                                                                                 Bishop Street Funds.
66 yrs. old

Hubert L. Harris, Jr.   Trustee     since 2008 Retired since December 2005. Chief       80     Director of Colonial BancGroup,
One Freedom                                    Executive Officer and Chair of the              Inc. and Chair of the Board
Valley Drive,                                  Board of Directors, AMVESCAP                    of Trustees, Georgia Tech
Oaks, PA 19456                                 Retirement, Inc.,                               Foundation, Inc. (nonprofit
65 yrs. old                                    1997-December 2005. Chief Executive             corporation).
                                               Officer, INVESCO North America,
                                               September 2003-December 2005.

OFFICERS

Robert A. Nesher        President   since 2005 Currently performs various services    N/A      N/A
One Freedom             & CEO                  on behalf of SEI for which
Valley Drive,                                  Mr. Nesher is compensated.
Oaks, PA 19456
61 yrs. old

Stephen F. Panner       Controller  since 2005 Fund Accounting Director of the        N/A      N/A
One Freedom             and Chief              Administrator since 2005. Fund
Valley Drive,           Financial              Administration Manager, Old Mutual
Oaks, PA 19456          Officer                Fund Services, 2000-2005. Chief
38 yrs. old                                    Financial Officer, Controller and
                                               Treasurer, PBHG Funds and PBHG
                                               Insurance Series Fund, 2004-2005.
                                               Assistant Treasurer, PBHG Funds
                                               and PBHG Insurance Series Fund,
                                               2000-2004. Assistant Treasurer,
                                               Old Mutual Advisors Fund, 2004-2005.


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 109

Trustees and Officers of the Trust (Unaudited) (Concluded)

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                      TERM OF                                         IN FUND
                                    OFFICE AND               PRINCIPAL                COMPLEX
          NAME          POSITION(S)  LENGTH OF             OCCUPATION(S)             OVERSEEN    OTHER DIRECTORSHIPS
        ADDRESS,         HELD WITH     TIME                 DURING PAST                 BY             HELD BY
        AND AGE            TRUSTS    SERVED(1)               FIVE YEARS             TRUSTEE(2)         TRUSTEE
----------------------- ----------- ---------- ------------------------------------ ---------- -----------------------
OFFICERS (CONTINUED)

Russell Emery           Chief       since 2006 Chief Compliance Officer of SEI        N/A      N/A
One Freedom             Compliance             Opportunity Fund, L.P., SEI
Valley Drive            Officer                Structured Credit Fund, L.P., SEI
Oaks, PA 19456                                 Institutional Managed Trust,
45 yrs. old                                    SEI Asset Allocation Trust, SEI
                                               Institutional International Trust,
                                               SEI Liquid Asset Trust, SEI Daily
                                               Income Trust, SEI Tax Exempt Trust,
                                               SEI Institutional Investments
                                               Trust, SEI Alpha Strategy
                                               Portfolios, LP, The Advisors' Inner
                                               Circle Fund, The Advisors' Inner
                                               Circle Fund II, and Bishop Street
                                               Funds, since March 2006. Director of
                                               Investment Product Management and
                                               Development of SIMC,
                                               February 2003-March 2006. Senior
                                               Investment Analyst--Equity Team of
                                               SEI, March 2000-February 2003.

Timothy D. Barto        Vice        since 2002 General Counsel, Vice President and    N/A      N/A
One Freedom             President              Secretary of SIMC and the
Valley Drive            and                    Administrator since 2004. Vice
Oaks, PA 19456          Secretary              President and Assistant Secretary of
40 yrs. old                                    SEI since 2001. Vice President of
                                               SIMC and the Administrator since
                                               1999. Assistant Secretary of SIMC,
                                               the Administrator and the
                                               Distributor and Vice President of
                                               the Distributor, 1999-2003.

James Ndiaye            Vice        since 2005 Vice President and Assistant           N/A      N/A
One Freedom             President              Secretary of SIMC since 2005. Vice
Valley Drive            and                    President, Deutsche Asset Management
Oaks, PA 19456          Assistant              (2003-2004). Associate, Morgan,
39 yrs. old             Secretary              Lewis & Bockius LLP (2000-2003).

Michael T. Pang         Vice        since 2005 Vice President and Assistant           N/A      N/A
One Freedom             President              Secretary of SIMC since 2005.
Valley Drive            and                    Counsel, Caledonian Bank & Trust's
Oaks, PA 19456          Assistant              Mutual Funds Group (2004). Counsel,
36 yrs. old             Secretary              Permal Asset Management (2001-2004).

Aaron Buser             Vice        since 2008 Vice President and Assistant           N/A      N/A
One Freedom             President              Secretary of SIMC since 2007.
Valley Drive            and                    Associate at Stark & Stark
Oaks, PA 19456          Assistant              (2004-2007). Associate at
37 yrs. old             Secretary              Flaster/Greenberg, P.C. (2000-2004).

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST, SEI TAX EXEMPT TRUST AND SEI ALPHA STRATEGY PORTFOLIOS, L.P.


           110 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                      TERM OF                                         IN FUND
                                    OFFICE AND               PRINCIPAL                COMPLEX
          NAME          POSITION(S)  LENGTH OF             OCCUPATION(S)             OVERSEEN    OTHER DIRECTORSHIPS
        ADDRESS,         HELD WITH     TIME                 DURING PAST                 BY             HELD BY
        AND AGE            TRUSTS    SERVED(1)               FIVE YEARS             TRUSTEE(2)         TRUSTEE
----------------------- ----------- ---------- ------------------------------------ ---------- -----------------------
OFFICERS (CONTINUED)

John J. McCue           Vice        since 2004 Director of Portfolio                  N/A      N/A
One Freedom             President              Implementations for SIMC since 1995.
Valley Drive                                   Managing Director of Money Market
Oaks, PA 19456                                 Investments for SIMC since 2003.
45 yrs. old

Andrew S. Decker        Anti-Money  since 2008 Compliance Officer and Product         N/A      N/A
One Freedom             Laundering             Manager, SEI 2005-2008.
Valley Drive            Compliance             Vice President, Old Mutual
Oaks, PA 19456          Officer                Capital, 2000-2005.
44 yrs. old


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 111

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons, because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


           112 SEI Tax Exempt Trust / Annual Report / August 31, 2008

                                           BEGINNING     ENDING                 EXPENSES
                                            ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                             VALUE       VALUE       EXPENSE     DURING
                                             3/1/08     8/31/08      RATIOS      PERIOD*
                                           ---------   ---------   ----------   --------
TAX FREE FUND
ACTUAL FUND RETURN
Class A                                    $1,000.00   $1,008.60     0.45%        $2.27
HYPOTHETICAL 5% RETURN
Class A                                    $1,000.00   $1,022.87     0.45%        $2.29
INSTITUTIONAL TAX FREE FUND
ACTUAL FUND RETURN
Class A                                    $1,000.00   $1,009.40     0.33%        $1.67
Class B                                    $1,000.00   $1,007.80     0.63%        $3.18
Class C                                    $1,000.00   $1,006.80     0.83%        $4.19
HYPOTHETICAL 5% RETURN
Class A                                    $1,000.00   $1,023.46     0.33%        $1.68
Class B                                    $1,000.00   $1,021.93     0.63%        $3.21
Class C                                    $1,000.00   $1,020.91     0.83%        $4.23
MASSACHUSETTS TAX FREE MONEY MARKET FUND
ACTUAL FUND RETURN
Class B                                    $1,000.00   $1,008.70     0.55%        $2.78
HYPOTHETICAL 5% RETURN
Class B                                    $1,000.00   $1,022.34     0.55%        $2.80
INTERMEDIATE-TERM MUNICIPAL FUND
ACTUAL FUND RETURN
Class A                                    $1,000.00   $1,035.80     0.63%        $3.22
HYPOTHETICAL 5% RETURN
Class A                                    $1,000.00   $1,021.93     0.63%        $3.21
SHORT DURATION MUNICIPAL FUND
ACTUAL FUND RETURN
Class A                                    $1,000.00   $1,020.10     0.63%        $3.20
HYPOTHETICAL 5% RETURN
Class A                                    $1,000.00   $1,021.93     0.63%        $3.21

                                           BEGINNING     ENDING                 EXPENSES
                                            ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                             VALUE       VALUE       EXPENSE     DURING
                                             3/1/08     8/31/08      RATIOS      PERIOD*
                                           ---------   ---------   ----------   --------
PENNSYLVANIA MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Class A                                    $1,000.00   $1,029.50     0.63%        $3.21
Class B                                    $1,000.00   $1,030.10     0.48%        $2.45
HYPOTHETICAL 5% RETURN
Class A                                    $1,000.00   $1,021.93     0.63%        $3.21
Class B                                    $1,000.00   $1,022.69     0.48%        $2.44
MASSACHUSETTS MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Class A                                    $1,000.00   $1,038.00     0.63%        $3.23
HYPOTHETICAL 5% RETURN
Class A                                    $1,000.00   $1,021.93     0.63%        $3.21
NEW JERSEY MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Class A                                    $1,000.00   $1,036.80     0.60%        $3.07
HYPOTHETICAL 5% RETURN
Class A                                    $1,000.00   $1,022.08     0.60%        $3.05
NEW YORK MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Class A                                    $1,000.00   $1,034.70     0.60%        $3.07
HYPOTHETICAL 5% RETURN
Class A                                    $1,000.00   $1,022.08     0.60%        $3.05
CALIFORNIA MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Class A                                    $1,000.00   $1,041.20     0.60%        $3.08
HYPOTHETICAL 5% RETURN
Class A                                    $1,000.00   $1,022.08     0.60%        $3.05
TAX-ADVANTAGED INCOME FUND
ACTUAL FUND RETURN
Class A                                    $1,000.00   $  993.90     0.86%        $4.31
HYPOTHETICAL 5% RETURN
Class A                                    $1,000.00   $1,020.76     0.86%        $4.38

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 113

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

AUGUST 31, 2008

SEI Tax Exempt Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Funds' Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds' performance compared with similar mutual funds.

At the March 12-13, 2008 and June 25, 2008 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

     - the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

     - the Funds' investment performance and how it compared to that of other comparable mutual funds;

     - the Funds' expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;


           114 SEI Tax Exempt Trust / Annual Report / August 31, 2008

     - the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

     - the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. The Trustees found the level of SIMC's professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds' performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds' respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


           SEI Tax Exempt Trust / Annual Report / August 31, 2008 115

Notice to Shareholders (Unaudited)

For shareholders that do not have an August 31, 2008, taxable year end, this notice is for informational purposes only. For shareholders with an August 31, 2008, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2008, the Funds are designating the following with regard to distributions paid during the year:

                                                                                                                             (I)
                                                                                                                           SHORT-
                                          (B)                                       (E)                  (G)       (H)      TERM
                             (A)       ORDINARY          (C)                    DIVIDENDS     (F)        U.S.    INTEREST  CAPITAL
                          LONG-TERM     INCOME       TAX EXEMPT        (D)       RECEIVED QUALIFYING GOVERNMENT  RELATED    GAIN
                        CAPITAL GAIN DISTRIBUTIONS     INCOME         TOTAL     DEDUCTION  DIVIDEND   INTEREST  DIVIDENDS DIVIDENDS
FUND                    DISTRIBUTION  (TAX BASIS)   DISTRIBUTIONS DISTRIBUTIONS    (1)    INCOME (2)     (3)       (4)       (5)
----------------------- ------------ -------------  ------------- ------------- --------- ---------- ---------- --------- ---------
Tax Free (6)                0.00%           0.01%         99.99%     100.00%      0.00%       0.00%    0.00%      0.00%      0.00%
Institutional Tax
   Free (6)                 0.00%           0.00%        100.00%     100.00%      0.00%       0.00%    0.00%      0.00%      0.00%
Massachusetts Tax Free
   Money Market (6)         0.16%           0.13%         99.71%     100.00%      0.00%       0.00%    0.00%      0.00%      0.00%
Intermediate-Term
   Municipal (6)            0.00%           0.03%         99.97%     100.00%      0.00%       0.00%    0.00%      0.00%      0.00%
Short Duration
   Municipal (6)            0.00%           0.00%        100.00%     100.00%      0.00%       0.00%    0.00%      0.00%      0.00%
Pennsylvania Municipal
   Bond (6)                 2.82%           0.05%         97.13%     100.00%      0.00%       0.00%    0.00%      0.00%      0.00%
Massachusetts Municipal
   Bond (6)                 4.59%           0.00%         95.41%     100.00%      0.00%       0.00%    0.00%      0.00%      0.00%
New Jersey Municipal
   Bond                     0.00%           0.00%        100.00%     100.00%      0.00%       0.00%    0.00%      0.00%      0.00%
New York Municipal Bond     1.66%           0.01%         98.33%     100.00%      0.00%       0.00%    0.00%      0.00%      0.00%
California Municipal
   Bond (7)                 0.62%           0.68%         98.70%     100.00%      0.00%       0.00%    0.00%      0.00%    100.00%
Tax Advantaged
   Income (6)               0.00%          38.73%         61.27%     100.00%      0.00%      29.32%    0.00%      0.00%      0.00%

(1) "Dividends Received Deduction" represent dividends which qualify for the corporate dividends received deduction.

(2) "Qualifying Dividend Income" represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Fund to designate the max amount permitted by law.

(3) "U.S. Government Interest" represent the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) "Interest Related Dividends" represent qualifying interest that is exempt from U.S. withholding tax when paid to foreign investors as created by the American Jobs Creation Act of 2004. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(5) "Short-Term Capital Gain Dividends" represent qualifying short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors as created by the American Jobs Creation Act of 2004. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(6) These funds did not meet the state specific statutory threshold criteria for California, Connecticut, New Jersey, or New York.

(7) For California income tax purposes, for the fiscal year ended August 31, 2008, the Fund designates 91.29% of its distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Items (A), (B), (C) and (D) are based on the percentage of each fund's total distribution.

Items (E) and (F) are based on the percentage of "Ordinary Income
Distributions."

Item (G) is based on the percentage of gross income of each Fund.

Item (H) is based on the percentage of net investment income distributions.

Item (I) is based on the percentage of short-term capital gain distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.


           116 SEI Tax Exempt Trust / Annual Report / August 31, 2008

SEI TAX EXEMPT TRUST ANNUAL REPORT AUGUST 31, 2008

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

OFFICERS

Robert A. Nesher

PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner

CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery

CHIEF COMPLIANCE OFFICER

Timothy D. Barto

VICE PRESIDENT, SECRETARY

James Ndiaye

VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang

VICE PRESIDENT, ASSISTANT SECRETARY

Aaron Buser

VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue

VICE PRESIDENT

Andrew S. Decker

ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)

(SEI LOGO)   New ways.
             New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)

SEI-F-024 (8/08)

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

For each of the last two fiscal years, the aggregate fees for which KPMG LLP ("KPMG") billed the Registrant for services as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2008                                                   2007
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Registrant that   service           service           Registrant that   service           service
                   were              affiliates that   affiliates that   were              affiliates that   affiliates that
                   pre-approved      were              did not require   pre-approved      were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $214,500            N/A               N/A             $171,000            N/A                $0
        Fees (1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $ 0               $ 0               N/A                $0                $0                $0
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A                $0                $0                $0
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All               $0             $234,500             $0              $5,015           $264,500             $0
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:

   (1) Audit fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer ("CFO") of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant's CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the Audit Committee or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

             ------------------------------------------------------------
                                            FYE 2008         FYE 2007
             ------------------------- ----------------- ----------------
              Audit-Related Fees               0%               0%

             ------------------------- ----------------- ----------------
              Tax Fees                         0%               0%

             ------------------------- ----------------- ----------------
              All Other Fees                   0%               0%

             ------------------------- ----------------- ----------------

(f)    Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $234,500 and $264,500 for 2008 and 2007, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the Registrant.

(h)     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant's office.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, certifying officers have concluded that the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                 SEI Tax Exempt Trust


By (Signature and Title)                     /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher
                                             President  & CEO
Date: November 4, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher
                                             President  & CEO
Date:  November 4, 2008


By (Signature and Title)                     /s/ Stephen F. Panner
                                             ---------------------------------
                                             Stephen F. Panner
                                             Controller & CFO
Date:  November 4, 2008